UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager Portfolio

March 31, 2013

1.799882.109

VIPAM-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 38.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.4%
Delphi Automotive PLC	115,000	$ 5,106,000
Automobiles - 0.2%
Harley-Davidson, Inc.	43,000	2,291,900
Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA	55,200	892,433
Estacio Participacoes SA	49,800	1,071,042
		1,963,475
Hotels, Restaurants & Leisure - 0.9%
Alsea S.A.B. de CV	442,600	1,271,385
Chipotle Mexican Grill, Inc. (a)	12,900	4,203,723
Fiesta Restaurant Group, Inc. (a)	41,000	1,089,370
Las Vegas Sands Corp.	51,900	2,924,565
Panera Bread Co. Class A (a)	12,500	2,065,500
		11,554,543
Household Durables - 2.4%
D.R. Horton, Inc.	307,200	7,464,960
KB Home	192,000	4,179,840
Lennar Corp. Class A	37,700	1,563,796
Mohawk Industries, Inc. (a)	11,600	1,312,192
PulteGroup, Inc. (a)	480,000	9,715,200
Toll Brothers, Inc. (a)	179,400	6,142,656
		30,378,644
Internet & Catalog Retail - 0.7%
Expedia, Inc.	73,900	4,434,739
priceline.com, Inc. (a)	7,400	5,090,682
		9,525,421
Leisure Equipment & Products - 0.3%
Polaris Industries, Inc.	37,800	3,496,122
Media - 2.6%
CBS Corp. Class B	99,800	4,659,662
Comcast Corp. Class A	224,600	9,435,446
News Corp. Class A	212,900	6,497,708
The Walt Disney Co.	122,200	6,940,960
Time Warner, Inc.	116,000	6,683,920
		34,217,696
Multiline Retail - 0.4%
Macy's, Inc.	114,500	4,790,680
Specialty Retail - 2.0%
Cabela's, Inc. Class A (a)	51,100	3,105,858
Conn's, Inc. (a)	25,700	922,630
Dick's Sporting Goods, Inc.	30,400	1,437,920
GNC Holdings, Inc.	108,200	4,250,096
Home Depot, Inc.	100,400	7,005,912
Lowe's Companies, Inc.	68,800	2,608,896
Pier 1 Imports, Inc.	55,500	1,276,500
TJX Companies, Inc.	98,800	4,618,900
		25,226,712

	Shares	Value
Textiles, Apparel & Luxury Goods - 1.3%
Arezzo Industria e Comercio SA	44,100	$ 882,109
Coach, Inc.	11,100	554,889
Crocs, Inc. (a)	26,300	389,766
lululemon athletica, Inc. (a)	19,600	1,222,060
Michael Kors Holdings Ltd. (a)	77,563	4,404,803
Prada SpA	206,000	2,096,476
PVH Corp.	26,300	2,809,103
Vera Bradley, Inc. (a)(d)	37,700	890,851
VF Corp.	19,300	3,237,575
		16,487,632
TOTAL CONSUMER DISCRETIONARY		145,038,825
CONSUMER STAPLES - 1.3%
Beverages - 0.6%
Fomento Economico Mexicano S.A.B. de CV unit	192,400	2,164,752
Monster Beverage Corp. (a)	115,300	5,504,422
		7,669,174
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)	128,800	7,310,688
Orion Corp.	1,198	1,166,860
		8,477,548
TOTAL CONSUMER STAPLES		16,146,722
ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	102,000	8,919,900
Cabot Oil & Gas Corp.	14,800	1,000,628
Cobalt International Energy, Inc. (a)	62,400	1,759,680
Concho Resources, Inc. (a)	71,900	7,005,217
Continental Resources, Inc. (a)	97,400	8,466,982
EOG Resources, Inc.	33,600	4,303,152
Genel Energy PLC (a)	69,000	849,221
Hess Corp.	42,500	3,043,425
HollyFrontier Corp.	42,400	2,181,480
Kosmos Energy Ltd. (a)	103,300	1,167,290
Marathon Petroleum Corp.	49,500	4,435,200
Murphy Oil Corp.	54,400	3,466,912
Occidental Petroleum Corp.	50,800	3,981,196
Phillips 66	55,500	3,883,335
Pioneer Natural Resources Co.	93,000	11,555,250
Rosetta Resources, Inc. (a)	34,600	1,646,268
		67,665,136
FINANCIALS - 3.5%
Capital Markets - 1.8%
Apollo Global Management LLC Class A	285,100	6,169,564
BlackRock, Inc. Class A	15,100	3,878,888
Greenhill & Co., Inc. (d)	14,400	768,672
KKR & Co. LP	139,600	2,697,072
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	299,300	$ 6,578,614
The Blackstone Group LP	166,800	3,299,304
		23,392,114
Diversified Financial Services - 0.6%
Bank of America Corp.	101,200	1,232,616
Citigroup, Inc.	153,900	6,808,536
		8,041,152
Real Estate Investment Trusts - 0.3%
American Tower Corp.	57,200	4,399,824
Real Estate Management & Development - 0.5%
Altisource Asset Management Corp. (a)	2,600	351,000
Altisource Portfolio Solutions SA	26,000	1,813,500
Altisource Residential Corp. Class B (a)	8,666	173,320
CBRE Group, Inc. (a)	149,900	3,784,975
		6,122,795
Thrifts & Mortgage Finance - 0.3%
Nationstar Mortgage Holdings, Inc. (d)	11,600	428,040
Ocwen Financial Corp. (a)	86,500	3,280,080
		3,708,120
TOTAL FINANCIALS		45,664,005
HEALTH CARE - 6.7%
Biotechnology - 3.9%
Achillion Pharmaceuticals, Inc. (a)	52,400	457,976
Alexion Pharmaceuticals, Inc. (a)	36,800	3,390,752
Amgen, Inc.	83,400	8,549,334
ARIAD Pharmaceuticals, Inc. (a)	112,300	2,031,507
Biogen Idec, Inc. (a)	38,100	7,349,871
BioMarin Pharmaceutical, Inc. (a)	45,000	2,801,700
Clovis Oncology, Inc. (a)	20,000	573,400
Gilead Sciences, Inc. (a)	207,200	10,138,296
Infinity Pharmaceuticals, Inc. (a)	18,800	911,236
InterMune, Inc. (a)	80,200	725,810
KYTHERA Biopharmaceuticals, Inc.	30,900	752,724
Medivation, Inc. (a)	100,900	4,719,093
Onyx Pharmaceuticals, Inc. (a)	31,800	2,825,748
Regeneron Pharmaceuticals, Inc. (a)	20,200	3,563,280
Synageva BioPharma Corp. (a)	37,500	2,059,500
		50,850,227
Health Care Equipment & Supplies - 0.7%
Edwards Lifesciences Corp. (a)	34,300	2,818,088
Haemonetics Corp. (a)	36,600	1,524,756
The Cooper Companies, Inc.	37,100	4,002,348
		8,345,192
Health Care Providers & Services - 0.9%
Catamaran Corp. (a)	47,700	2,527,628
Express Scripts Holding Co. (a)	62,000	3,574,300

	Shares	Value
Qualicorp SA (a)	166,500	$ 1,672,622
Tenet Healthcare Corp. (a)	74,500	3,544,710
		11,319,260
Pharmaceuticals - 1.2%
Allergan, Inc.	45,700	5,101,491
Jazz Pharmaceuticals PLC (a)	36,000	2,012,760
Novo Nordisk A/S Series B sponsored ADR	2,500	403,750
Pacira Pharmaceuticals, Inc. (a)	11,500	331,890
Valeant Pharmaceuticals International, Inc. (Canada) (a)	82,150	6,167,012
ViroPharma, Inc. (a)	64,400	1,620,304
		15,637,207
TOTAL HEALTH CARE		86,151,886
INDUSTRIALS - 3.2%
Airlines - 1.7%
AMR Corp. (a)	290,800	1,206,820
Copa Holdings SA Class A	12,000	1,435,320
Delta Air Lines, Inc. (a)	268,825	4,438,301
United Continental Holdings, Inc. (a)	199,770	6,394,638
US Airways Group, Inc. (a)	451,800	7,667,046
		21,142,125
Commercial Services & Supplies - 0.0%
Swisher Hygiene, Inc. (a)	135,158	174,354
Construction & Engineering - 0.1%
Foster Wheeler AG (a)	53,500	1,222,475
Quanta Services, Inc. (a)	14,600	417,268
		1,639,743
Electrical Equipment - 0.4%
Eaton Corp. PLC	72,500	4,440,625
Industrial Conglomerates - 0.8%
General Electric Co.	466,400	10,783,168
Professional Services - 0.2%
Bureau Veritas SA	20,700	2,576,480
TOTAL INDUSTRIALS		40,756,495
INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 0.6%
Alcatel-Lucent SA sponsored ADR (a)	680,100	904,533
QUALCOMM, Inc.	89,500	5,992,025
Ruckus Wireless, Inc. (d)	46,100	968,100
		7,864,658
Computers & Peripherals - 2.2%
3D Systems Corp. (a)(d)	42,000	1,354,080
Apple, Inc.	61,000	27,000,430
		28,354,510
Internet Software & Services - 1.0%
Bankrate, Inc. (a)	207,500	2,477,550
Cornerstone OnDemand, Inc. (a)	62,200	2,121,020
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
eBay, Inc. (a)	120,200	$ 6,517,244
Facebook, Inc. Class A	23,721	606,783
Liquidity Services, Inc. (a)(d)	19,300	575,333
		12,297,930
IT Services - 0.5%
FleetCor Technologies, Inc. (a)	28,900	2,215,763
Visa, Inc. Class A	23,800	4,042,192
		6,257,955
Semiconductors & Semiconductor Equipment - 0.5%
Freescale Semiconductor Holdings I Ltd. (a)	129,600	1,929,744
NXP Semiconductors NV (a)	155,700	4,711,482
		6,641,226
Software - 0.4%
CommVault Systems, Inc. (a)	27,400	2,246,252
salesforce.com, Inc. (a)	15,300	2,736,099
		4,982,351
TOTAL INFORMATION TECHNOLOGY		66,398,630
MATERIALS - 2.1%
Chemicals - 2.1%
Arkema SA	14,400	1,310,010
Axiall Corp.	32,200	2,001,552
Eastman Chemical Co.	66,300	4,632,381
FMC Corp.	13,200	752,796
Huntsman Corp.	53,100	987,129
LyondellBasell Industries NV Class A	113,100	7,158,099
Mexichem S.A.B. de CV	334,300	1,793,099
Rockwood Holdings, Inc.	24,900	1,629,456
Sherwin-Williams Co.	12,300	2,077,347
The Dow Chemical Co.	46,600	1,483,744
Westlake Chemical Corp.	36,300	3,394,050
		27,219,663
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA	1,491,400	1,053,375
Telefonica SA	69,415	933,396
		1,986,771
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	51,900	3,737,838
TOTAL TELECOMMUNICATION SERVICES		5,724,609
TOTAL COMMON STOCKS (Cost $374,293,369)		500,765,971
Fixed-Income Funds - 42.2%
	Shares	Value
Fidelity Emerging Markets Debt Central Fund (f)	588,790	$ 6,417,807
Fidelity Floating Rate Central Fund (f)	297,156	31,792,703
Fidelity High Income Central Fund 1 (f)	261,057	27,123,814
Fidelity Inflation-Protected Bond Index Central Fund (a)(f)	483,874	50,008,379
Fidelity VIP Investment Grade Central Fund (f)	3,995,720	428,141,449
TOTAL FIXED-INCOME FUNDS (Cost $515,805,669)		543,484,152
Equity Funds - 13.3%

Domestic Equity Funds - 0.3%
Fidelity Commodity Strategy Central Fund (f)	405,425	4,216,422
International Equity Funds - 13.0%
Fidelity Emerging Markets Equity Central Fund (f)	242,793	49,383,996
Fidelity International Equity Central Fund (f)	1,643,899	117,851,128
TOTAL INTERNATIONAL EQUITY FUNDS		167,235,124
TOTAL EQUITY FUNDS (Cost $182,639,633)		171,451,546
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (e) (Cost $1,879,933)	$ 1,880,000	1,879,968
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	63,783,515	$ 63,783,515
Fidelity Money Market Central Fund, 0.30% (b)	5,418,476	5,418,476
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	3,678,446	3,678,446
TOTAL MONEY MARKET FUNDS (Cost $72,880,437)		72,880,437
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,147,499,041)		1,290,462,074
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,879,261)
NET ASSETS - 100%		$ 1,288,582,813
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
116 NYSE E-mini MSCI EAFE Index Contracts	June 2013	$ 9,623,360	$ (47,210)

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $899,985.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,573
Fidelity Emerging Markets Debt Central Fund	95,018
Fidelity Emerging Markets Equity Central Fund	51,406
Fidelity Floating Rate Central Fund	509,863
Fidelity High Income Central Fund 1	481,741
Fidelity International Equity Central Fund	409,645
Fidelity Money Market Central Fund	4,905
Fidelity Securities Lending Cash Central Fund	49,252
Fidelity VIP Investment Grade Central Fund	2,631,106
Total	$ 4,254,509
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 12,545,365	$ -	$ 8,148,346	$ 4,216,422	1.0%
Fidelity Emerging Markets Debt Central Fund	6,467,629	130,390	-	6,417,807	6.2%
Fidelity Emerging Markets Equity Central Fund	52,978,373	51,406	2,461,520	49,383,996	6.9%
Fidelity Floating Rate Central Fund	50,838,245	509,550	20,355,446	31,792,703	2.4%
Fidelity High Income Central Fund 1	38,097,411	481,741	11,831,821	27,123,814	6.6%
Fidelity Inflation-Protected Bond Index Central Fund	49,805,151	-	-	50,008,379	6.6%
Fidelity International Equity Central Fund	105,633,406	9,155,870	1,572,340	117,851,128	6.9%
Fidelity VIP Investment Grade Central Fund	439,718,435	7,283,804	12,011,096	428,141,449	10.1%
Total	$ 756,084,015	$ 17,612,761	$ 56,380,569	$ 714,935,698
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 145,038,825	$ 145,038,825	$ -	$ -
Consumer Staples	16,146,722	16,146,722	-	-
Energy	67,665,136	67,665,136	-	-
Financials	45,664,005	45,664,005	-	-
Health Care	86,151,886	86,151,886	-	-
Industrials	40,756,495	40,756,495	-	-
Information Technology	66,398,630	66,398,630	-	-
Materials	27,219,663	27,219,663	-	-
Telecommunication Services	5,724,609	5,724,609	-	-
U.S. Government and Government Agency Obligations	1,879,968	-	1,879,968	-
Fixed-Income Funds	543,484,152	543,484,152	-	-
Money Market Funds	72,880,437	72,880,437	-	-
Equity Funds	171,451,546	171,451,546	-	-
Total Investments in Securities:	$ 1,290,462,074	$ 1,288,582,106	$ 1,879,968	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (47,210)	$ (47,210)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 15,147,242
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $1,135,738,379. Net unrealized appreciation aggregated $154,723,695, of which $188,914,667 related to appreciated investment securities and $34,190,972 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager: Growth Portfolio

March 31, 2013

1.799876.109

VIPAMG-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 52.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.5%
Delphi Automotive PLC	20,400	$ 905,760
Automobiles - 0.3%
Harley-Davidson, Inc.	7,700	410,410
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	9,800	158,440
Estacio Participacoes SA	8,800	189,260
		347,700
Hotels, Restaurants & Leisure - 1.2%
Alsea S.A.B. de CV	78,200	224,632
Chipotle Mexican Grill, Inc. (a)	2,200	716,914
Fiesta Restaurant Group, Inc. (a)	7,300	193,961
Las Vegas Sands Corp.	9,400	529,690
Panera Bread Co. Class A (a)	2,200	363,528
		2,028,725
Household Durables - 3.2%
D.R. Horton, Inc.	54,600	1,326,780
KB Home	34,200	744,534
Lennar Corp. Class A	6,700	277,916
Mohawk Industries, Inc. (a)	2,000	226,240
PulteGroup, Inc. (a)	85,500	1,730,520
Toll Brothers, Inc. (a)	31,900	1,092,256
		5,398,246
Internet & Catalog Retail - 1.0%
Expedia, Inc.	13,200	792,132
priceline.com, Inc. (a)	1,300	894,309
		1,686,441
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	6,700	619,683
Media - 3.6%
CBS Corp. Class B	17,800	831,082
Comcast Corp. Class A	39,900	1,676,199
News Corp. Class A	37,700	1,150,604
The Walt Disney Co.	21,700	1,232,560
Time Warner, Inc.	20,800	1,198,496
		6,088,941
Multiline Retail - 0.5%
Macy's, Inc.	20,500	857,720
Specialty Retail - 2.7%
Cabela's, Inc. Class A (a)	9,100	553,098
Conn's, Inc. (a)	4,500	161,550
Dick's Sporting Goods, Inc.	5,300	250,690
GNC Holdings, Inc.	19,300	758,104
Home Depot, Inc.	17,900	1,249,062
Lowe's Companies, Inc.	12,200	462,624
Pier 1 Imports, Inc.	9,900	227,700
TJX Companies, Inc.	17,600	822,800
		4,485,628

	Shares	Value
Textiles, Apparel & Luxury Goods - 1.7%
Arezzo Industria e Comercio SA	7,600	$ 152,019
Coach, Inc.	1,900	94,981
Crocs, Inc. (a)	4,900	72,618
lululemon athletica, Inc. (a)	3,500	218,225
Michael Kors Holdings Ltd. (a)	13,959	792,732
Prada SpA	37,100	377,569
PVH Corp.	4,700	502,007
Vera Bradley, Inc. (a)(d)	6,600	155,958
VF Corp.	3,400	570,350
		2,936,459
TOTAL CONSUMER DISCRETIONARY		25,765,713
CONSUMER STAPLES - 1.7%
Beverages - 0.8%
Fomento Economico Mexicano S.A.B. de CV unit	33,800	380,294
Monster Beverage Corp. (a)	20,600	983,444
		1,363,738
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. (a)	23,000	1,305,480
Orion Corp.	207	201,619
		1,507,099
TOTAL CONSUMER STAPLES		2,870,837
ENERGY - 7.1%
Oil, Gas & Consumable Fuels - 7.1%
Anadarko Petroleum Corp.	17,900	1,565,355
Cabot Oil & Gas Corp.	2,600	175,786
Cobalt International Energy, Inc. (a)	10,900	307,380
Concho Resources, Inc. (a)	12,500	1,217,875
Continental Resources, Inc. (a)	17,100	1,486,503
EOG Resources, Inc.	6,000	768,420
Genel Energy PLC (a)	11,900	146,460
Hess Corp.	7,600	544,236
HollyFrontier Corp.	7,500	385,875
Kosmos Energy Ltd. (a)	17,900	202,270
Marathon Petroleum Corp.	8,800	788,480
Murphy Oil Corp.	9,800	624,554
Occidental Petroleum Corp.	9,000	705,330
Phillips 66	9,800	685,706
Pioneer Natural Resources Co.	16,300	2,025,275
Rosetta Resources, Inc. (a)	6,200	294,996
		11,924,501
FINANCIALS - 4.8%
Capital Markets - 2.5%
Apollo Global Management LLC Class A	51,100	1,105,804
BlackRock, Inc. Class A	2,600	667,888
Greenhill & Co., Inc.	2,600	138,788
KKR & Co. LP	25,000	483,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	53,300	$ 1,171,534
The Blackstone Group LP	29,900	591,422
		4,158,436
Diversified Financial Services - 0.8%
Bank of America Corp.	18,200	221,676
Citigroup, Inc.	27,500	1,216,600
		1,438,276
Real Estate Investment Trusts - 0.5%
American Tower Corp.	10,000	769,200
Real Estate Management & Development - 0.6%
Altisource Asset Management Corp. (a)	450	60,750
Altisource Portfolio Solutions SA	4,500	313,875
Altisource Residential Corp. Class B (a)	1,500	30,000
CBRE Group, Inc. (a)	27,000	681,750
		1,086,375
Thrifts & Mortgage Finance - 0.4%
Nationstar Mortgage Holdings, Inc. (d)	2,000	73,800
Ocwen Financial Corp. (a)	15,000	568,800
		642,600
TOTAL FINANCIALS		8,094,887
HEALTH CARE - 9.0%
Biotechnology - 5.3%
Achillion Pharmaceuticals, Inc. (a)	9,200	80,408
Alexion Pharmaceuticals, Inc. (a)	6,400	589,696
Amgen, Inc.	14,900	1,527,399
ARIAD Pharmaceuticals, Inc. (a)	20,100	363,609
Biogen Idec, Inc. (a)	6,800	1,311,788
BioMarin Pharmaceutical, Inc. (a)	8,000	498,080
Clovis Oncology, Inc. (a)	3,600	103,212
Gilead Sciences, Inc. (a)	36,800	1,800,624
Infinity Pharmaceuticals, Inc. (a)	3,100	150,257
InterMune, Inc. (a)	14,400	130,320
KYTHERA Biopharmaceuticals, Inc.	5,600	136,416
Medivation, Inc. (a)	17,800	832,506
Onyx Pharmaceuticals, Inc. (a)	5,500	488,730
Regeneron Pharmaceuticals, Inc. (a)	3,500	617,400
Synageva BioPharma Corp. (a)	6,500	356,980
		8,987,425
Health Care Equipment & Supplies - 0.9%
Edwards Lifesciences Corp. (a)	6,000	492,960
Haemonetics Corp. (a)	6,600	274,956
The Cooper Companies, Inc.	6,500	701,220
		1,469,136
Health Care Providers & Services - 1.2%
Catamaran Corp. (a)	8,500	450,416
Express Scripts Holding Co. (a)	11,000	634,150

	Shares	Value
Qualicorp SA (a)	30,200	$ 303,382
Tenet Healthcare Corp. (a)	13,200	628,056
		2,016,004
Pharmaceuticals - 1.6%
Allergan, Inc.	8,100	904,203
Jazz Pharmaceuticals PLC (a)	6,300	352,233
Novo Nordisk A/S Series B sponsored ADR	500	80,750
Pacira Pharmaceuticals, Inc. (a)	2,000	57,720
Valeant Pharmaceuticals International, Inc. (Canada) (a)	14,606	1,096,474
ViroPharma, Inc. (a)	11,100	279,276
		2,770,656
TOTAL HEALTH CARE		15,243,221
INDUSTRIALS - 4.3%
Airlines - 2.2%
AMR Corp. (a)	51,600	214,140
Copa Holdings SA Class A	2,200	263,142
Delta Air Lines, Inc. (a)	47,900	790,829
United Continental Holdings, Inc. (a)	35,585	1,139,076
US Airways Group, Inc. (a)	80,400	1,364,388
		3,771,575
Commercial Services & Supplies - 0.0%
Swisher Hygiene, Inc. (a)	24,821	32,019
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	9,300	212,505
Quanta Services, Inc. (a)	2,500	71,450
		283,955
Electrical Equipment - 0.5%
Eaton Corp. PLC	12,700	777,875
Industrial Conglomerates - 1.1%
General Electric Co.	83,000	1,918,960
Professional Services - 0.3%
Bureau Veritas SA	3,700	460,530
TOTAL INDUSTRIALS		7,244,914
INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 0.8%
Alcatel-Lucent SA sponsored ADR (a)	118,600	157,738
QUALCOMM, Inc.	16,000	1,071,200
Ruckus Wireless, Inc. (d)	7,300	153,300
		1,382,238
Computers & Peripherals - 3.0%
3D Systems Corp. (a)(d)	7,450	240,188
Apple, Inc.	10,800	4,780,404
		5,020,592
Internet Software & Services - 1.3%
Bankrate, Inc. (a)	36,700	438,198
Cornerstone OnDemand, Inc. (a)	10,800	368,280
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
eBay, Inc. (a)	21,400	$ 1,160,308
Facebook, Inc. Class A	4,280	109,482
Liquidity Services, Inc. (a)(d)	3,500	104,335
		2,180,603
IT Services - 0.7%
FleetCor Technologies, Inc. (a)	5,100	391,017
Visa, Inc. Class A	4,200	713,328
		1,104,345
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor Holdings I Ltd. (a)	23,100	343,959
NXP Semiconductors NV (a)	27,700	838,202
		1,182,161
Software - 0.5%
CommVault Systems, Inc. (a)	4,900	401,702
salesforce.com, Inc. (a)	2,800	500,724
		902,426
TOTAL INFORMATION TECHNOLOGY		11,772,365
MATERIALS - 2.8%
Chemicals - 2.8%
Arkema SA	2,500	227,432
Axiall Corp.	5,700	354,312
Eastman Chemical Co.	11,800	824,466
FMC Corp.	2,500	142,575
Huntsman Corp.	9,000	167,310
LyondellBasell Industries NV Class A	20,200	1,278,458
Mexichem S.A.B. de CV	58,900	315,924
Rockwood Holdings, Inc.	4,300	281,392
Sherwin-Williams Co.	2,200	371,558
The Dow Chemical Co.	8,100	257,904
Westlake Chemical Corp.	6,500	607,750
		4,829,081
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Telecom Italia SpA	261,600	184,768
Telefonica SA	12,170	163,645
		348,413
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	9,200	662,584
TOTAL TELECOMMUNICATION SERVICES		1,010,997
TOTAL COMMON STOCKS (Cost $66,237,788)		88,756,516
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (e) (Cost $149,995)	$ 150,000	$ 149,997
Fixed-Income Funds - 23.9%
	Shares
Fidelity Emerging Markets Debt Central Fund (f)	73,636	802,628
Fidelity Floating Rate Central Fund (f)	15,485	1,656,754
Fidelity High Income Central Fund 1 (f)	33,321	3,462,084
Fidelity Inflation-Protected Bond Index Central Fund (a)(f)	46,628	4,819,007
Fidelity VIP Investment Grade Central Fund (f)	277,233	29,705,497
TOTAL FIXED-INCOME FUNDS (Cost $38,067,261)		40,445,970
Equity Funds - 19.5%

Domestic Equity Funds - 0.3%
Fidelity Commodity Strategy Central Fund (f)	52,388	544,840
International Equity Funds - 19.2%
Fidelity Emerging Markets Equity Central Fund (f)	43,550	8,858,107
Fidelity International Equity Central Fund (f)	327,461	23,475,647
TOTAL INTERNATIONAL EQUITY FUNDS		32,333,754
TOTAL EQUITY FUNDS (Cost $37,238,516)		32,878,594
Money Market Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	6,697,635	$ 6,697,635
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	694,725	694,725
TOTAL MONEY MARKET FUNDS (Cost $7,392,360)		7,392,360
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $149,085,920)		169,623,437
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(906,689)
NET ASSETS - 100%		$ 168,716,748
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
13 NYSE E-mini MSCI EAFE Index Contracts	June 2013	$ 1,078,480	$ (5,291)

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $149,997.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,210
Fidelity Emerging Markets Debt Central Fund	11,883
Fidelity Emerging Markets Equity Central Fund	9,130
Fidelity Floating Rate Central Fund	34,043
Fidelity High Income Central Fund 1	56,669
Fidelity International Equity Central Fund	81,600
Fidelity Securities Lending Cash Central Fund	8,179
Fidelity VIP Investment Grade Central Fund	180,527
Total	$ 384,241
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,583,138	$ -	$ 1,015,273	$ 544,840	0.1%
Fidelity Emerging Markets Debt Central Fund	808,859	16,307	-	802,628	0.8%
Fidelity Emerging Markets Equity Central Fund	9,027,490	51,570	-	8,858,107	1.2%
Fidelity Floating Rate Central Fund	4,048,579	34,013	2,481,105	1,656,754	0.1%
Fidelity High Income Central Fund 1	4,042,127	56,669	680,823	3,462,084	0.8%
Fidelity Inflation-Protected Bond Index Central Fund	4,799,420	-	-	4,819,007	0.1%
Fidelity International Equity Central Fund	21,589,033	1,383,441	424,720	23,475,647	1.4%
Fidelity VIP Investment Grade Central Fund	28,673,911	1,502,203	-	29,705,497	0.7%
Total	$ 74,572,557	$ 3,044,203	$ 4,601,921	$ 73,324,564
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,765,713	$ 25,765,713	$ -	$ -
Consumer Staples	2,870,837	2,870,837	-	-
Energy	11,924,501	11,924,501	-	-
Financials	8,094,887	8,094,887	-	-
Health Care	15,243,221	15,243,221	-	-
Industrials	7,244,914	7,244,914	-	-
Information Technology	11,772,365	11,772,365	-	-
Materials	4,829,081	4,829,081	-	-
Telecommunication Services	1,010,997	1,010,997	-	-
U.S. Government and Government Agency Obligations	149,997	-	149,997	-
Fixed-Income Funds	40,445,970	40,445,970	-	-
Money Market Funds	7,392,360	7,392,360	-	-
Equity Funds	32,878,594	32,878,594	-	-
Total Investments in Securities:	$ 169,623,437	$ 169,473,440	$ 149,997	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (5,291)	$ (5,291)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 2,640,788
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $148,729,232. Net unrealized appreciation aggregated $20,894,205, of which $28,898,711 related to appreciated investment securities and $8,004,506 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2005 Portfolio

March 31, 2013

1.830285.107

VIPF2005-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.3%
	Shares	Value
Domestic Equity Funds - 26.3%
VIP Contrafund Portfolio Initial Class	11,621	$ 333,865
VIP Equity-Income Portfolio Initial Class	16,105	355,267
VIP Growth & Income Portfolio Initial Class	25,096	404,800
VIP Growth Portfolio Initial Class	7,477	340,350
VIP Mid Cap Portfolio Initial Class	2,944	98,705
VIP Value Portfolio Initial Class	18,663	260,534
VIP Value Strategies Portfolio Initial Class	10,479	128,263
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,815,758)		1,921,784
International Equity Funds - 9.8%

Developed International Equity Funds - 7.5%
VIP Overseas Portfolio Initial Class	32,523	548,663
Emerging Markets Equity Funds - 2.3%
VIP Emerging Markets Portfolio Initial Class	18,341	163,600
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $787,009)		712,263
Bond Funds - 34.1%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	61,915	$ 367,773
Investment Grade Bond Funds - 29.1%
VIP Investment Grade Bond Portfolio Initial Class	162,486	2,122,061
TOTAL BOND FUNDS (Cost $2,432,434)		2,489,834
Short-Term Funds - 29.8%

VIP Money Market Portfolio Initial Class (Cost $2,180,055)	2,180,055	2,180,055
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,215,256)		7,303,936
NET OTHER ASSETS (LIABILITIES) - 0.0%		(112)
NET ASSETS - 100%		$ 7,303,824
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $7,318,239. Net unrealized depreciation aggregated $14,303, of which $238,822 related to appreciated investment securities and $253,125 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2010 Portfolio

March 31, 2013

1.830288.107

VIPF2010-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.1%
	Shares	Value
Domestic Equity Funds - 36.1%
VIP Contrafund Portfolio Initial Class	506,768	$ 14,559,442
VIP Equity-Income Portfolio Initial Class	706,934	15,594,966
VIP Growth & Income Portfolio Initial Class	1,098,356	17,716,478
VIP Growth Portfolio Initial Class	320,124	14,572,028
VIP Mid Cap Portfolio Initial Class	129,386	4,338,300
VIP Value Portfolio Initial Class	822,073	11,476,143
VIP Value Strategies Portfolio Initial Class	461,811	5,652,561
TOTAL DOMESTIC EQUITY FUNDS (Cost $73,665,889)		83,909,918
International Equity Funds - 13.2%

Developed International Equity Funds - 10.2%
VIP Overseas Portfolio Initial Class	1,405,277	23,707,019
Emerging Markets Equity Funds - 3.0%
VIP Emerging Markets Portfolio Initial Class	793,249	7,075,782
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $31,396,172)		30,782,801
Bond Funds - 38.4%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	1,951,151	$ 11,589,837
Investment Grade Bond Funds - 33.4%
VIP Investment Grade Bond Portfolio Initial Class	5,954,734	77,768,821
TOTAL BOND FUNDS (Cost $87,534,501)		89,358,658
Short-Term Funds - 12.3%

VIP Money Market Portfolio Initial Class (Cost $28,582,480)	28,582,480	28,582,480
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $221,179,042)		232,633,857
NET OTHER ASSETS (LIABILITIES) - 0.0%		(38,986)
NET ASSETS - 100%		$ 232,594,871
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $222,144,944. Net unrealized appreciation aggregated $10,488,913, of which $16,832,968 related to appreciated investment securities and $6,344,055 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2015 Portfolio

March 31, 2013

1.830292.107

VIPF2015-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.6%
	Shares	Value
Domestic Equity Funds - 37.6%
VIP Contrafund Portfolio Initial Class	246,572	$ 7,084,001
VIP Equity-Income Portfolio Initial Class	345,969	7,632,080
VIP Growth & Income Portfolio Initial Class	536,026	8,646,099
VIP Growth Portfolio Initial Class	154,423	7,029,320
VIP Mid Cap Portfolio Initial Class	63,390	2,125,473
VIP Value Portfolio Initial Class	403,643	5,634,855
VIP Value Strategies Portfolio Initial Class	226,995	2,778,419
TOTAL DOMESTIC EQUITY FUNDS (Cost $33,797,887)		40,930,247
International Equity Funds - 13.8%

Developed International Equity Funds - 10.6%
VIP Overseas Portfolio Initial Class	684,057	11,540,035
Emerging Markets Equity Funds - 3.2%
VIP Emerging Markets Portfolio Initial Class	386,177	3,444,703
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,109,097)		14,984,738
Bond Funds - 39.0%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	914,369	$ 5,431,353
Investment Grade Bond Funds - 34.0%
VIP Investment Grade Bond Portfolio Initial Class	2,839,951	37,089,759
TOTAL BOND FUNDS (Cost $41,216,617)		42,521,112
Short-Term Funds - 9.6%

VIP Money Market Portfolio Initial Class (Cost $10,460,242)	10,460,242	10,460,242
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $100,583,843)		108,896,339
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,472)
NET ASSETS - 100%		$ 108,883,867
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $101,055,521. Net unrealized appreciation aggregated $7,840,818, of which $11,277,251 related to appreciated investment securities and $3,436,433 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2020 Portfolio

March 31, 2013

1.830298.107

VIPF2020-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.2%
	Shares	Value
Domestic Equity Funds - 41.2%
VIP Contrafund Portfolio Initial Class	1,639,227	$ 47,094,987
VIP Equity-Income Portfolio Initial Class	2,283,627	50,376,806
VIP Growth & Income Portfolio Initial Class	3,550,623	57,271,555
VIP Growth Portfolio Initial Class	1,035,596	47,140,316
VIP Mid Cap Portfolio Initial Class	417,684	14,004,939
VIP Value Portfolio Initial Class	2,653,110	37,037,416
VIP Value Strategies Portfolio Initial Class	1,489,923	18,236,653
TOTAL DOMESTIC EQUITY FUNDS (Cost $219,556,155)		271,162,672
International Equity Funds - 15.0%

Developed International Equity Funds - 11.6%
VIP Overseas Portfolio Initial Class	4,522,966	76,302,435
Emerging Markets Equity Funds - 3.4%
VIP Emerging Markets Portfolio Initial Class	2,556,036	22,799,841
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $96,441,992)		99,102,276
Bond Funds - 37.4%
	Shares	Value
High Yield Bond Funds - 5.8%
VIP High Income Portfolio Initial Class	6,437,682	$ 38,239,829
Investment Grade Bond Funds - 31.6%
VIP Investment Grade Bond Portfolio Initial Class	15,945,370	208,246,536
TOTAL BOND FUNDS (Cost $242,177,184)		246,486,365
Short-Term Funds - 6.4%

VIP Money Market Portfolio Initial Class (Cost $42,052,507)	42,052,507	42,052,507
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $600,227,838)		658,803,820
NET OTHER ASSETS (LIABILITIES) - 0.0%		(124,351)
NET ASSETS - 100%		$ 658,679,469
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $602,366,180. Net unrealized appreciation aggregated $56,437,640, of which $71,510,909 related to appreciated investment securities and $15,073,269 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2025 Portfolio

March 31, 2013

1.830299.107

VIPF2025-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.0%
	Shares	Value
Domestic Equity Funds - 50.0%
VIP Contrafund Portfolio Initial Class	225,169	$ 6,469,103
VIP Equity-Income Portfolio Initial Class	315,073	6,950,505
VIP Growth & Income Portfolio Initial Class	488,757	7,883,647
VIP Growth Portfolio Initial Class	141,571	6,444,321
VIP Mid Cap Portfolio Initial Class	57,690	1,934,351
VIP Value Portfolio Initial Class	366,949	5,122,603
VIP Value Strategies Portfolio Initial Class	206,113	2,522,824
TOTAL DOMESTIC EQUITY FUNDS (Cost $31,484,687)		37,327,354
International Equity Funds - 18.2%

Developed International Equity Funds - 14.0%
VIP Overseas Portfolio Initial Class	618,264	10,430,114
Emerging Markets Equity Funds - 4.2%
VIP Emerging Markets Portfolio Initial Class	348,962	3,112,741
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,208,414)		13,542,855
Bond Funds - 31.2%
	Shares	Value
High Yield Bond Funds - 7.3%
VIP High Income Portfolio Initial Class	914,640	$ 5,432,959
Investment Grade Bond Funds - 23.9%
VIP Investment Grade Bond Portfolio Initial Class	1,364,518	17,820,610
TOTAL BOND FUNDS (Cost $22,932,643)		23,253,569
Short-Term Funds - 0.6%

VIP Money Market Portfolio Initial Class (Cost $470,078)	470,078	470,078
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $68,095,822)		74,593,856
NET OTHER ASSETS (LIABILITIES) - 0.0%		5,237
NET ASSETS - 100%		$ 74,599,093
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $68,361,748. Net unrealized appreciation aggregated $6,232,108, of which $7,870,328 related to appreciated investment securities and $1,638,220 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2030 Portfolio

March 31, 2013

1.830294.107

VIPF2030-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.5%
	Shares	Value
Domestic Equity Funds - 52.5%
VIP Contrafund Portfolio Initial Class	575,387	$ 16,530,877
VIP Equity-Income Portfolio Initial Class	808,449	17,834,376
VIP Growth & Income Portfolio Initial Class	1,251,983	20,194,492
VIP Growth Portfolio Initial Class	359,550	16,366,729
VIP Mid Cap Portfolio Initial Class	148,126	4,966,664
VIP Value Portfolio Initial Class	943,815	13,175,657
VIP Value Strategies Portfolio Initial Class	530,610	6,494,664
TOTAL DOMESTIC EQUITY FUNDS (Cost $81,894,924)		95,563,459
International Equity Funds - 19.0%

Developed International Equity Funds - 14.6%
VIP Overseas Portfolio Initial Class	1,582,235	26,692,301
Emerging Markets Equity Funds - 4.4%
VIP Emerging Markets Portfolio Initial Class	893,176	7,967,132
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $34,264,561)		34,659,433
Bond Funds - 28.5%
	Shares	Value
High Yield Bond Funds - 7.3%
VIP High Income Portfolio Initial Class	2,250,635	$ 13,368,774
Investment Grade Bond Funds - 21.2%
VIP Investment Grade Bond Portfolio Initial Class	2,948,471	38,507,027
TOTAL BOND FUNDS (Cost $51,174,230)		51,875,801
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $167,333,715)		182,098,693
NET OTHER ASSETS (LIABILITIES) - 0.0%		(22,548)
NET ASSETS - 100%		$ 182,076,145
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $168,492,746. Net unrealized appreciation aggregated $13,605,947, of which $19,156,832 related to appreciated investment securities and $5,550,885 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2035 Portfolio

March 31, 2013

1.903282.103

VF-2035-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.3%
	Shares	Value
Domestic Equity Funds - 60.3%
VIP Contrafund Portfolio Initial Class	4,560	$ 130,995
VIP Equity-Income Portfolio Initial Class	6,382	140,780
VIP Growth & Income Portfolio Initial Class	9,905	159,769
VIP Growth Portfolio Initial Class	2,874	130,825
VIP Mid Cap Portfolio Initial Class	1,170	39,241
VIP Value Portfolio Initial Class	7,441	103,876
VIP Value Strategies Portfolio Initial Class	4,183	51,196
TOTAL DOMESTIC EQUITY FUNDS (Cost $561,497)		756,682
International Equity Funds - 21.8%

Developed International Equity Funds - 16.8%
VIP Overseas Portfolio Initial Class	12,496	210,806
Emerging Markets Equity Funds - 5.0%
VIP Emerging Markets Portfolio Initial Class	7,003	62,471
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $232,126)		273,277
Bond Funds - 17.9%
	Shares	Value
High Yield Bond Funds - 7.2%
VIP High Income Portfolio Initial Class	15,320	$ 91,003
Investment Grade Bond Funds - 10.7%
VIP Investment Grade Bond Portfolio Initial Class	10,239	133,718
TOTAL BOND FUNDS (Cost $213,506)		224,721
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,007,129)		1,254,680
NET OTHER ASSETS (LIABILITIES) - 0.0%		(219)
NET ASSETS - 100%		$ 1,254,461
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $1,010,209. Net unrealized appreciation aggregated $244,471, of which $247,689 related to appreciated investment securities and $3,218 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2040 Portfolio

March 31, 2013

1.903284.103

VF-2040-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Domestic Equity Funds - 61.3%
VIP Contrafund Portfolio Initial Class	37,944	$ 1,090,136
VIP Equity-Income Portfolio Initial Class	53,601	1,182,427
VIP Growth & Income Portfolio Initial Class	82,889	1,337,005
VIP Growth Portfolio Initial Class	23,844	1,085,357
VIP Mid Cap Portfolio Initial Class	9,826	329,465
VIP Value Portfolio Initial Class	62,781	876,426
VIP Value Strategies Portfolio Initial Class	35,292	431,970
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,531,139)		6,332,786
International Equity Funds - 22.1%

Developed International Equity Funds - 17.0%
VIP Overseas Portfolio Initial Class	104,404	1,761,299
Emerging Markets Equity Funds - 5.1%
VIP Emerging Markets Portfolio Initial Class	58,645	523,112
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,142,397)		2,284,411
Bond Funds - 16.6%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Initial Class	129,597	$ 769,808
Investment Grade Bond Funds - 9.1%
VIP Investment Grade Bond Portfolio Initial Class	72,141	942,165
TOTAL BOND FUNDS (Cost $1,681,351)		1,711,973
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,354,887)		10,329,170
NET OTHER ASSETS (LIABILITIES) - 0.0%		(623)
NET ASSETS - 100%		$ 10,328,547
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $9,428,420. Net unrealized appreciation aggregated $900,750, of which $943,483 related to appreciated investment securities and $42,733 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2045 Portfolio

March 31, 2013

1.903286.103

VF-2045-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.9%
	Shares	Value
Domestic Equity Funds - 62.9%
VIP Contrafund Portfolio Initial Class	3,573	$ 102,654
VIP Equity-Income Portfolio Initial Class	5,056	111,526
VIP Growth & Income Portfolio Initial Class	7,816	126,067
VIP Growth Portfolio Initial Class	2,248	102,323
VIP Mid Cap Portfolio Initial Class	926	31,053
VIP Value Portfolio Initial Class	5,921	82,650
VIP Value Strategies Portfolio Initial Class	3,324	40,680
TOTAL DOMESTIC EQUITY FUNDS (Cost $436,194)		596,953
International Equity Funds - 22.6%

Developed International Equity Funds - 17.5%
VIP Overseas Portfolio Initial Class	9,836	165,929
Emerging Markets Equity Funds - 5.1%
VIP Emerging Markets Portfolio Initial Class	5,509	49,138
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $177,686)		215,067
Bond Funds - 14.5%
	Shares	Value
High Yield Bond Funds - 9.5%
VIP High Income Portfolio Initial Class	15,157	$ 90,032
Investment Grade Bond Funds - 5.0%
VIP Investment Grade Bond Portfolio Initial Class	3,628	47,376
TOTAL BOND FUNDS (Cost $125,342)		137,408
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $739,222)		949,428
NET OTHER ASSETS (LIABILITIES) - 0.0%		(152)
NET ASSETS - 100%		$ 949,276
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $739,984. Net unrealized appreciation aggregated $209,444, of which $210,244 related to appreciated investment securities and $800 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2050 Portfolio

March 31, 2013

1.903288.103

VF-2050-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.7%
	Shares	Value
Domestic Equity Funds - 63.7%
VIP Contrafund Portfolio Initial Class	6,974	$ 200,372
VIP Equity-Income Portfolio Initial Class	9,747	215,019
VIP Growth & Income Portfolio Initial Class	15,134	244,106
VIP Growth Portfolio Initial Class	4,409	200,709
VIP Mid Cap Portfolio Initial Class	1,789	59,998
VIP Value Portfolio Initial Class	11,375	158,792
VIP Value Strategies Portfolio Initial Class	6,398	78,306
TOTAL DOMESTIC EQUITY FUNDS (Cost $942,564)		1,157,302
International Equity Funds - 22.9%

Developed International Equity Funds - 17.7%
VIP Overseas Portfolio Initial Class	19,081	321,902
Emerging Markets Equity Funds - 5.2%
VIP Emerging Markets Portfolio Initial Class	10,693	95,382
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $366,696)		417,284
Bond Funds - 13.4%
	Shares	Value
High Yield Bond Funds - 9.7%
VIP High Income Portfolio Initial Class	29,550	$ 175,527
Investment Grade Bond Funds - 3.7%
VIP Investment Grade Bond Portfolio Initial Class	5,170	67,524
TOTAL BOND FUNDS (Cost $231,218)		243,051
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,540,478)		1,817,637
NET OTHER ASSETS (LIABILITIES) - 0.0%		(202)
NET ASSETS - 100%		$ 1,817,435
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $1,544,133. Net unrealized appreciation aggregated $273,504, of which $276,408 related to appreciated investment securities and $2,904 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Income Portfolio

March 31, 2013

1.830282.107

VIPFINC-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.1%
	Shares	Value
Domestic Equity Funds - 15.1%
VIP Contrafund Portfolio Initial Class	23,009	$ 661,045
VIP Equity-Income Portfolio Initial Class	32,220	710,764
VIP Growth & Income Portfolio Initial Class	49,954	805,766
VIP Growth Portfolio Initial Class	14,568	663,129
VIP Mid Cap Portfolio Initial Class	5,903	197,942
VIP Value Portfolio Initial Class	37,549	524,180
VIP Value Strategies Portfolio Initial Class	21,110	258,387
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,481,344)		3,821,213
International Equity Funds - 5.7%

Developed International Equity Funds - 4.4%
VIP Overseas Portfolio Initial Class	65,722	1,108,732
Emerging Markets Equity Funds - 1.3%
VIP Emerging Markets Portfolio Initial Class	37,093	330,869
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,269,902)		1,439,601
Bond Funds - 39.8%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Initial Class	216,716	$ 1,287,293
Investment Grade Bond Funds - 34.7%
VIP Investment Grade Bond Portfolio Initial Class	671,049	8,763,905
TOTAL BOND FUNDS (Cost $9,751,305)		10,051,198
Short-Term Funds - 39.4%

VIP Money Market Portfolio Initial Class (Cost $9,941,657)	9,941,657	9,941,657
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $24,444,208)		25,253,669
NET OTHER ASSETS (LIABILITIES) - 0.0%		(437)
NET ASSETS - 100%		$ 25,253,232
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $24,542,446. Net unrealized appreciation aggregated $711,223, of which $908,389 related to appreciated investment securities and $197,166 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

March 31, 2013

1.830289.107

VIPFLI-I-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.3%
	Shares	Value
Domestic Equity Funds - 28.3%
VIP Contrafund Portfolio Investor Class	21,168	$ 605,822
VIP Equity-Income Portfolio Investor Class	29,358	645,879
VIP Growth & Income Portfolio Investor Class	45,704	735,372
VIP Growth Portfolio Investor Class	13,583	616,660
VIP Mid Cap Portfolio Investor Class	5,365	179,307
VIP Value Portfolio Investor Class	33,939	473,449
VIP Value Strategies Portfolio Investor Class	19,121	232,896
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,377,163)		3,489,385
International Equity Funds - 10.5%

Developed International Equity Funds - 8.1%
VIP Overseas Portfolio Investor Class R	59,417	999,400
Emerging Markets Equity Funds - 2.4%
VIP Emerging Markets Portfolio Investor Class R	33,626	298,602
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,452,530)		1,298,002
Bond Funds - 46.6%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	104,771	$ 620,247
Investment Grade Bond Funds - 41.6%
VIP Investment Grade Bond Portfolio Investor Class	394,340	5,134,312
TOTAL BOND FUNDS (Cost $5,671,481)		5,754,559
Short-Term Funds - 14.6%

VIP Money Market Portfolio Investor Class (Cost $1,805,412)	1,805,412	1,805,412
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,306,586)		12,347,358
NET OTHER ASSETS (LIABILITIES) - 0.0%		4
NET ASSETS - 100%		$ 12,347,362
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $12,355,093. Net unrealized depreciation aggregated $7,735, of which $466,982 related to appreciated investment securities and $474,717 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

March 31, 2013

1.830295.107

VIPFLI-II-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.5%
	Shares	Value
Domestic Equity Funds - 34.5%
VIP Contrafund Portfolio Investor Class	44,532	$ 1,274,495
VIP Equity-Income Portfolio Investor Class	62,184	1,368,055
VIP Growth & Income Portfolio Investor Class	96,481	1,552,385
VIP Growth Portfolio Investor Class	28,059	1,273,858
VIP Mid Cap Portfolio Investor Class	11,384	380,451
VIP Value Portfolio Investor Class	72,174	1,006,829
VIP Value Strategies Portfolio Investor Class	40,713	495,890
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,215,067)		7,351,963
International Equity Funds - 12.7%

Developed International Equity Funds - 9.8%
VIP Overseas Portfolio Investor Class R	123,559	2,078,259
Emerging Markets Equity Funds - 2.9%
VIP Emerging Markets Portfolio Investor Class R	69,846	620,232
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,092,961)		2,698,491
Bond Funds - 43.6%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Investor Class	182,603	$ 1,081,009
Investment Grade Bond Funds - 38.5%
VIP Investment Grade Bond Portfolio Investor Class	629,476	8,195,785
TOTAL BOND FUNDS (Cost $9,130,763)		9,276,794
Short-Term Funds - 9.2%

VIP Money Market Portfolio Investor Class (Cost $1,954,710)	1,954,710	1,954,710
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $21,393,501)		21,281,958
NET OTHER ASSETS (LIABILITIES) - 0.0%		6
NET ASSETS - 100%		21,281,964
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $21,541,959. Net unrealized depreciation aggregated $260,001, of which $770,540 related to appreciated investment securities and $1,030,541 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

March 31, 2013

1.830300.107

VIPFLI-III-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.7%
	Shares	Value
Domestic Equity Funds - 51.7%
VIP Contrafund Portfolio Investor Class	27,683	$ 792,273
VIP Equity-Income Portfolio Investor Class	38,885	855,478
VIP Growth & Income Portfolio Investor Class	60,170	968,136
VIP Growth Portfolio Investor Class	17,263	783,761
VIP Mid Cap Portfolio Investor Class	7,126	238,140
VIP Value Portfolio Investor Class	45,294	631,846
VIP Value Strategies Portfolio Investor Class	25,577	311,527
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,410,911)		4,581,161
International Equity Funds - 18.7%

Developed International Equity Funds - 14.4%
VIP Overseas Portfolio Investor Class R	76,009	1,278,476
Emerging Markets Equity Funds - 4.3%
VIP Emerging Markets Portfolio Investor Class R	43,012	381,942
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,851,856)		1,660,418
Bond Funds - 29.5%
	Shares	Value
High Yield Bond Funds - 7.3%
VIP High Income Portfolio Investor Class	110,055	$ 651,528
Investment Grade Bond Funds - 22.2%
VIP Investment Grade Bond Portfolio Investor Class	150,810	1,963,550
TOTAL BOND FUNDS (Cost $2,598,695)		2,615,078
Short-Term Funds - 0.1%

VIP Money Market Portfolio Investor Class (Cost $8,006)	8,006	8,006
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,869,468)		8,864,663
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 8,864,662
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $8,926,501. Net unrealized depreciation aggregated $61,838, of which $485,969 related to appreciated investment securities and $547,807 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 20% Portfolio

March 31, 2013

1.847118.106

VF20-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 23.2%
	Shares	Value
Domestic Equity Funds - 16.5%
Fidelity Air Transportation Portfolio	6,051	$ 287,138
Fidelity Automotive Portfolio	7,897	331,680
Fidelity Banking Portfolio	227,467	4,847,326
Fidelity Biotechnology Portfolio	21,478	2,843,494
Fidelity Blue Chip Growth Fund	510	27,282
Fidelity Brokerage & Investment Management Portfolio	80,592	4,525,237
Fidelity Capital Appreciation Fund	116,417	3,774,235
Fidelity Chemicals Portfolio	5,257	657,761
Fidelity Commodity Strategy Fund (a)	1,164	9,466
Fidelity Communications Equipment Portfolio	77,031	1,878,781
Fidelity Computers Portfolio	41,090	2,797,398
Fidelity Consumer Finance Portfolio	129,824	2,096,664
Fidelity Consumer Staples Portfolio	110,048	9,864,660
Fidelity Contrafund	290	24,372
Fidelity Defense & Aerospace Portfolio	1,219	118,089
Fidelity Disciplined Equity Fund	496	13,491
Fidelity Dividend Growth Fund	2,172	71,036
Fidelity Electronics Portfolio	42,811	2,191,910
Fidelity Energy Portfolio	114,511	6,450,409
Fidelity Energy Service Portfolio (a)	69,579	5,193,377
Fidelity Environmental & Alternative Energy Portfolio	10,997	204,536
Fidelity Equity Dividend Income Fund	710	15,396
Fidelity Equity-Income Fund	84,568	4,410,196
Fidelity Financial Services Portfolio	44,825	2,971,890
Fidelity Fund	655	25,709
Fidelity Global Commodity Stock Fund	3,747	53,541
Fidelity Gold Portfolio (a)	60,318	1,849,946
Fidelity Growth Company Fund	1,171	118,419
Fidelity Health Care Portfolio	56,665	8,703,174
Fidelity Independence Fund	58,949	1,686,530
Fidelity Industrial Equipment Portfolio	85,693	3,436,274
Fidelity Industrials Portfolio	256,807	7,401,165
Fidelity Insurance Portfolio	65,890	3,898,689
Fidelity IT Services Portfolio	78,915	2,279,849
Fidelity Large Cap Stock Fund	13,579	308,238
Fidelity Large Cap Value Fund	10,194	134,252
Fidelity Leveraged Company Stock Fund	196	7,084
Fidelity Magellan Fund	383	30,582
Fidelity Materials Portfolio	815	61,526
Fidelity Medical Delivery Portfolio	1,438	88,680
Fidelity Medical Equipment & Systems Portfolio	2,217	70,385
Fidelity Mega Cap Stock Fund	156,005	2,029,631
Fidelity Mid-Cap Stock Fund	2,135	70,967
Fidelity Natural Gas Portfolio	147	5,021
Fidelity Natural Resources Portfolio	3,168	111,066
Fidelity New Millennium Fund	4,017	135,687
Fidelity Pharmaceuticals Portfolio	130,326	2,209,029

	Shares	Value
Fidelity Real Estate Investment Portfolio	68,106	$ 2,348,296
Fidelity Small Cap Growth Fund	8,687	157,230
Fidelity Small Cap Stock Fund	3,205	63,431
Fidelity Small Cap Value Fund	14,306	269,667
Fidelity Small Capital Retirement Fund	22,170	617,876
Fidelity Software & Computer Services Portfolio	96,531	8,749,602
Fidelity Technology Portfolio (a)	27,274	2,897,042
Fidelity Telecom and Utilities Fund	165,908	3,401,106
Fidelity Telecommunications Portfolio	23,843	1,277,012
Fidelity Transportation Portfolio	11,263	687,710
Fidelity Utilities Portfolio	3,356	217,277
Spartan Extended Market Index Fund Investor Class	284	12,819
Spartan Total Market Index Fund Investor Class	3,449	157,931
VIP Energy Portfolio Investor Class	140,430	3,036,086
VIP Mid Cap Portfolio Investor Class	88	2,930
TOTAL DOMESTIC EQUITY FUNDS		114,217,283
International Equity Funds - 4.5%
Fidelity Canada Fund	2,489	136,224
Fidelity China Region Fund	39,886	1,227,300
Fidelity Diversified International Fund	130,175	4,069,277
Fidelity Emerging Asia Fund	166,408	4,958,962
Fidelity Emerging Markets Fund	91,729	2,172,140
Fidelity Europe Fund	13,738	446,629
Fidelity International Capital Appreciation Fund	118,582	1,746,707
Fidelity International Discovery Fund	101,211	3,522,137
Fidelity International Real Estate Fund	32,760	330,549
Fidelity International Small Cap Fund	6,577	147,324
Fidelity International Small Cap Opportunities Fund	170,991	2,058,730
Fidelity International Value Fund	111,423	881,359
Fidelity Japan Fund	3,321	36,499
Fidelity Japan Smaller Companies Fund	33,497	382,536
Fidelity Nordic Fund	34,851	1,216,996
Fidelity Overseas Fund	447	15,262
Fidelity Pacific Basin Fund	41,342	1,144,353
Spartan International Index Fund Investor Class	197,148	7,046,072
TOTAL INTERNATIONAL EQUITY FUNDS		31,539,056
Sector Funds - 2.2%
Fidelity Construction & Housing Portfolio	63,369	3,395,286
Fidelity Consumer Discretionary Portfolio	229,574	6,540,567
Fidelity Leisure Portfolio	3,671	421,142
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Multimedia Portfolio	43,364	$ 2,834,274
Fidelity Retailing Portfolio	28,225	1,895,010
TOTAL SECTOR FUNDS		15,086,279
TOTAL EQUITY FUNDS (Cost $132,859,293)		160,842,618
Fixed-Income Funds - 54.3%

Fixed-Income Funds - 54.3%
Fidelity Floating Rate High Income Fund	1,847,056	18,452,093
Fidelity Focused High Income Fund	249,582	2,356,057
Fidelity High Income Fund	1,204,173	11,415,555
Fidelity New Markets Income Fund	416,546	7,156,260
Fidelity Real Estate Income Fund	187,559	2,250,706
Spartan U.S. Bond Index Fund Investor Class	28,287,480	334,358,014
TOTAL FIXED-INCOME FUNDS (Cost $358,133,745)		375,988,685
Money Market Funds - 22.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I	13,196,806	$ 13,196,806
Fidelity Institutional Prime Money Market Portfolio Class I	110,007,525	110,007,525
Fidelity Select Money Market Portfolio	32,968,227	32,968,227
TOTAL MONEY MARKET FUNDS (Cost $156,172,558)		156,172,558
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $647,165,596)		693,003,861
NET OTHER ASSETS (LIABILITIES) - 0.0%		(114,549)
NET ASSETS - 100%		$ 692,889,312
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $647,586,970. Net unrealized appreciation aggregated $45,416,891, of which $47,681,942 related to appreciated investment securities and $2,265,051 related to depreciated investment securities.

Security Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 50% Portfolio

March 31, 2013

1.847119.106

VF50-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.7%
	Shares	Value
Domestic Equity Funds - 35.6%
Fidelity Air Transportation Portfolio	86,810	$ 4,119,155
Fidelity Automotive Portfolio	50,711	2,129,864
Fidelity Banking Portfolio	1,080,560	23,026,724
Fidelity Biotechnology Portfolio	141,723	18,762,724
Fidelity Blue Chip Growth Fund	3,832	204,974
Fidelity Brokerage & Investment Management Portfolio	478,281	26,855,462
Fidelity Capital Appreciation Fund	402,981	13,064,652
Fidelity Chemicals Portfolio	106,836	13,366,266
Fidelity Commodity Strategy Fund (a)	1,164	9,466
Fidelity Communications Equipment Portfolio	318,865	7,777,125
Fidelity Computers Portfolio	286,766	19,523,026
Fidelity Consumer Finance Portfolio	386,549	6,242,774
Fidelity Consumer Staples Portfolio	556,969	49,926,709
Fidelity Contrafund	12,756	1,070,507
Fidelity Defense & Aerospace Portfolio	12,606	1,221,308
Fidelity Disciplined Equity Fund	13,066	355,668
Fidelity Dividend Growth Fund	33,824	1,106,051
Fidelity Electronics Portfolio	133,668	6,843,811
Fidelity Energy Portfolio	704,228	39,669,181
Fidelity Energy Service Portfolio (a)	404,140	30,165,003
Fidelity Environmental & Alternative Energy Portfolio	25,775	479,414
Fidelity Equity Dividend Income Fund	534	11,569
Fidelity Equity-Income Fund	95,903	5,001,341
Fidelity Financial Services Portfolio	529,819	35,126,986
Fidelity Fund	16,471	646,971
Fidelity Global Commodity Stock Fund	4,552	65,046
Fidelity Gold Portfolio (a)	202,140	6,199,637
Fidelity Growth Company Fund	72,816	7,364,580
Fidelity Health Care Portfolio	244,896	37,613,601
Fidelity Independence Fund	59,617	1,705,647
Fidelity Industrial Equipment Portfolio	744,036	29,835,847
Fidelity Industrials Portfolio	1,292,285	37,243,652
Fidelity Insurance Portfolio	313,159	18,529,631
Fidelity IT Services Portfolio	362,488	10,472,266
Fidelity Large Cap Stock Fund	231,515	5,255,392
Fidelity Large Cap Value Fund	32,599	429,326
Fidelity Leveraged Company Stock Fund	769	27,845
Fidelity Magellan Fund	2,883	230,518
Fidelity Materials Portfolio	2,804	211,753
Fidelity Medical Delivery Portfolio	96,017	5,923,293
Fidelity Medical Equipment & Systems Portfolio	4,590	145,743
Fidelity Mega Cap Stock Fund	1,687,618	21,955,910
Fidelity Mid Cap Value Fund	19,161	397,210
Fidelity Mid-Cap Stock Fund	5,770	191,795
Fidelity Nasdaq Composite Index Fund	10,376	451,165
Fidelity Natural Gas Portfolio	38,301	1,305,302
Fidelity Natural Resources Portfolio	3,468	121,592

	Shares	Value
Fidelity New Millennium Fund	103,508	$ 3,496,514
Fidelity Pharmaceuticals Portfolio	909,133	15,409,809
Fidelity Real Estate Investment Portfolio	263,213	9,075,582
Fidelity Small Cap Growth Fund	4,212	76,244
Fidelity Small Cap Stock Fund	7,892	156,177
Fidelity Small Cap Value Fund	8,821	166,271
Fidelity Small Capital Retirement Fund	249,647	6,957,667
Fidelity Software & Computer Services Portfolio	300,265	27,216,054
Fidelity Technology Portfolio (a)	350,345	37,213,668
Fidelity Telecom and Utilities Fund	354,999	7,277,481
Fidelity Telecommunications Portfolio	275,160	14,737,553
Fidelity Transportation Portfolio	81,951	5,003,925
Fidelity Utilities Portfolio	166,167	10,759,320
Fidelity Value Strategies Fund	28,853	1,005,833
Spartan 500 Index Fund Investor Class	2,903	162,058
Spartan Extended Market Index Fund Investor Class	251,272	11,342,424
Spartan Total Market Index Fund Investor Class	287,669	13,172,350
VIP Mid Cap Portfolio Investor Class	8,743	292,204
TOTAL DOMESTIC EQUITY FUNDS		655,904,616
International Equity Funds - 15.1%
Fidelity Canada Fund	2,618	143,252
Fidelity China Region Fund	472,844	14,549,405
Fidelity Diversified International Fund	469,139	14,665,292
Fidelity Emerging Asia Fund	1,193,713	35,572,652
Fidelity Emerging Markets Fund	356,644	8,445,327
Fidelity Europe Fund	387,745	12,605,577
Fidelity International Capital Appreciation Fund	952,055	14,023,764
Fidelity International Discovery Fund	2,144,698	74,635,494
Fidelity International Growth Fund	485,064	4,773,030
Fidelity International Real Estate Fund	143,730	1,450,239
Fidelity International Small Cap Fund	49,647	1,112,089
Fidelity International Small Cap Opportunities Fund	510,123	6,141,875
Fidelity International Value Fund	102,915	814,062
Fidelity Japan Fund	179,334	1,970,882
Fidelity Japan Smaller Companies Fund	755,109	8,623,340
Fidelity Nordic Fund	73,879	2,579,867
Fidelity Overseas Fund	51,622	1,762,390
Fidelity Pacific Basin Fund	295,986	8,192,899
Spartan International Index Fund Investor Class	1,868,618	66,784,424
TOTAL INTERNATIONAL EQUITY FUNDS		278,845,860
Latin America Stock Funds - 0.0%
Fidelity Latin America Fund	4,072	185,255
Sector Funds - 5.0%
Fidelity Construction & Housing Portfolio	485,348	26,004,965
Fidelity Consumer Discretionary Portfolio	1,046,241	29,807,392
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Leisure Portfolio	24,175	$ 2,773,372
Fidelity Multimedia Portfolio	360,289	23,548,481
Fidelity Retailing Portfolio	137,268	9,216,179
TOTAL SECTOR FUNDS		91,350,389
TOTAL EQUITY FUNDS (Cost $871,061,185)		1,026,286,120
Fixed-Income Funds - 40.5%

Fixed-Income Funds - 40.5%
Fidelity Floating Rate High Income Fund	4,357,332	43,529,752
Fidelity Focused High Income Fund	764,810	7,219,806
Fidelity High Income Fund	2,112,224	20,023,885
Fidelity New Markets Income Fund	1,089,988	18,725,994
Fidelity Real Estate Income Fund	763,221	9,158,648
Spartan U.S. Bond Index Fund Investor Class	54,902,901	648,952,292
TOTAL FIXED-INCOME FUNDS (Cost $725,141,800)		747,610,377
Money Market Funds - 3.8%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I	59,707,541	$ 59,707,541
Fidelity Select Money Market Portfolio	10,214,041	10,214,041
TOTAL MONEY MARKET FUNDS (Cost $69,921,582)		69,921,582
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,666,124,567)		1,843,818,079
NET OTHER ASSETS (LIABILITIES) - 0.0%		(303,667)
NET ASSETS - 100%		$ 1,843,514,412
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $1,667,194,370. Net unrealized appreciation aggregated $176,623,709, of which $184,712,733 related to appreciated investment securities and $8,089,024 related to depreciated investment securities.

Security Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 60% Portfolio

March 31, 2013

1.856870.105

VIPFM-60-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 64.0%
	Shares	Value
Domestic Equity Funds - 41.9%
Fidelity Air Transportation Portfolio	120,786	$ 5,731,300
Fidelity Automotive Portfolio	265,177	11,137,437
Fidelity Banking Portfolio	5,338,073	113,754,337
Fidelity Biotechnology Portfolio	314,333	41,614,494
Fidelity Blue Chip Growth Fund	16,685	892,469
Fidelity Brokerage & Investment Management Portfolio	749,667	42,093,802
Fidelity Capital Appreciation Fund	950,884	30,827,644
Fidelity Chemicals Portfolio	279,375	34,952,559
Fidelity Commodity Strategy Fund (a)	1,228	9,987
Fidelity Communications Equipment Portfolio	542,254	13,225,582
Fidelity Computers Portfolio	1,469,407	100,037,210
Fidelity Consumer Finance Portfolio	2,956,099	47,741,006
Fidelity Consumer Staples Portfolio	2,567,904	230,186,879
Fidelity Contrafund	9,170	769,551
Fidelity Defense & Aerospace Portfolio	15,850	1,535,573
Fidelity Disciplined Equity Fund	4,632	126,088
Fidelity Dividend Growth Fund	190,251	6,221,198
Fidelity Electronics Portfolio	389,016	19,917,614
Fidelity Energy Portfolio	2,831,056	159,473,391
Fidelity Energy Service Portfolio (a)	925,982	69,115,266
Fidelity Environmental & Alternative Energy Portfolio	4,625	86,028
Fidelity Equity Dividend Income Fund	5,080	110,132
Fidelity Equity-Income Fund	113,795	5,934,422
Fidelity Financial Services Portfolio	1,953,964	129,547,804
Fidelity Fund	1,871	73,511
Fidelity Global Commodity Stock Fund	87,324	1,247,853
Fidelity Gold Portfolio (a)	765,027	23,463,371
Fidelity Growth Company Fund	200,940	20,323,042
Fidelity Health Care Portfolio	1,400,843	215,155,411
Fidelity Independence Fund	504,622	14,437,238
Fidelity Industrial Equipment Portfolio	2,453,868	98,400,103
Fidelity Industrials Portfolio	5,038,399	145,206,657
Fidelity Insurance Portfolio	1,684,276	99,658,600
Fidelity IT Services Portfolio	2,047,305	59,146,641
Fidelity Large Cap Stock Fund	2,190,382	49,721,663
Fidelity Large Cap Value Fund	28,711	378,120
Fidelity Leveraged Company Stock Fund	4,348	157,412
Fidelity Magellan Fund	2,922	233,580
Fidelity Materials Portfolio	1,966	148,496
Fidelity Medical Delivery Portfolio	81,848	5,049,183
Fidelity Medical Equipment & Systems Portfolio	5,412	171,816
Fidelity Mega Cap Stock Fund	4,112,010	53,497,253
Fidelity Mid Cap Value Fund	5,671	117,558
Fidelity Natural Gas Portfolio	202,815	6,911,928
Fidelity Natural Resources Portfolio	624,605	21,898,635
Fidelity New Millennium Fund	5,915	199,813
Fidelity Pharmaceuticals Portfolio	4,269,204	72,363,004
Fidelity Real Estate Investment Portfolio	632,157	21,796,784

	Shares	Value
Fidelity Small Cap Growth Fund	105,486	$ 1,909,303
Fidelity Small Cap Value Fund	26,048	491,014
Fidelity Small Capital Retirement Fund	29,536	823,171
Fidelity Software & Computer Services Portfolio	1,574,763	142,736,494
Fidelity Stock Selector All Cap Fund	4,465	138,858
Fidelity Technology Portfolio (a)	1,078,716	114,581,192
Fidelity Telecom and Utilities Fund	25,608	524,960
Fidelity Telecommunications Portfolio	1,520,602	81,443,458
Fidelity Transportation Portfolio	115,554	7,055,747
Fidelity Utilities Portfolio	1,001,648	64,856,724
Fidelity Value Fund	4,129	357,377
Fidelity Value Strategies Fund	129,539	4,515,740
Spartan 500 Index Fund Investor Class	2,292	127,942
Spartan Total Market Index Fund Investor Class	689,692	31,581,018
VIP Industrials Portfolio Investor Class	77,435	1,465,854
VIP Mid Cap Portfolio Investor Class	5,519	184,450
TOTAL DOMESTIC EQUITY FUNDS		2,427,592,747
International Equity Funds - 17.1%
Fidelity Canada Fund	2,319	126,922
Fidelity China Region Fund	1,066,019	32,801,396
Fidelity Diversified International Fund	7,049,287	220,360,724
Fidelity Emerging Asia Fund	2,550,556	76,006,571
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	148,221	1,307,308
Fidelity Emerging Markets Discovery Fund	28,717	361,254
Fidelity Emerging Markets Fund	1,477,686	34,991,608
Fidelity Europe Fund	25,812	839,157
Fidelity International Capital Appreciation Fund	5,795,969	85,374,619
Fidelity International Discovery Fund	5,647,229	196,523,560
Fidelity International Growth Fund	2,278,945	22,424,821
Fidelity International Real Estate Fund	170,943	1,724,811
Fidelity International Small Cap Fund	167,433	3,750,493
Fidelity International Small Cap Opportunities Fund	3,347,943	40,309,235
Fidelity International Value Fund	3,089,546	24,438,312
Fidelity Japan Fund	31,860	350,145
Fidelity Japan Smaller Companies Fund	581,069	6,635,810
Fidelity Nordic Fund	787,674	27,505,562
Fidelity Overseas Fund	107,143	3,657,860
Fidelity Pacific Basin Fund	1,368,638	37,883,902
Spartan International Index Fund Investor Class	4,855,740	173,544,137
TOTAL INTERNATIONAL EQUITY FUNDS		990,918,207
Latin America Stock Funds - 0.0%
Fidelity Latin America Fund	37,199	1,692,537
Equity Funds - continued
	Shares	Value
Sector Funds - 5.0%
Fidelity Construction & Housing Portfolio	1,074,772	$ 57,586,258
Fidelity Consumer Discretionary Portfolio	4,836,825	137,801,157
Fidelity Leisure Portfolio	132,294	15,176,739
Fidelity Multimedia Portfolio	619,185	40,469,912
Fidelity Retailing Portfolio	586,977	39,409,651
TOTAL SECTOR FUNDS		290,443,717
TOTAL EQUITY FUNDS (Cost $2,983,368,355)		3,710,647,208
Fixed-Income Funds - 34.9%

Fixed-Income Funds - 34.9%
Fidelity Floating Rate High Income Fund	11,607,367	115,957,598
Fidelity Focused High Income Fund	4,138,632	39,068,686
Fidelity High Income Fund	8,370,562	79,352,928
Fidelity New Markets Income Fund	2,166,574	37,221,733

	Shares	Value
Fidelity Real Estate Income Fund	893,194	$ 10,718,333
Spartan U.S. Bond Index Fund Investor Class	147,348,040	1,741,653,827
TOTAL FIXED-INCOME FUNDS (Cost $1,948,416,403)		2,023,973,105
Money Market Funds - 1.1%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $62,792,911)	62,792,911	62,792,911
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,994,577,669)		5,797,413,224
NET OTHER ASSETS (LIABILITIES) - 0.0%		(994,485)
NET ASSETS - 100%		$ 5,796,418,739
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $4,997,183,870. Net unrealized appreciation aggregated $800,229,354, of which $829,937,062 related to appreciated investment securities and $29,707,708 related to depreciated investment securities.

Security Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 70% Portfolio

March 31, 2013

1.847120.106

VF70-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 73.6%
	Shares	Value
Domestic Equity Funds - 48.0%
Fidelity Air Transportation Portfolio	18,706	$ 887,614
Fidelity Automotive Portfolio	23,263	977,044
Fidelity Banking Portfolio	692,925	14,766,239
Fidelity Biotechnology Portfolio	66,755	8,837,697
Fidelity Blue Chip Growth Fund	6,211	332,237
Fidelity Brokerage & Investment Management Portfolio	123,966	6,960,710
Fidelity Capital Appreciation Fund	67,002	2,172,210
Fidelity Chemicals Portfolio	42,704	5,342,709
Fidelity Commodity Strategy Fund (a)	1,164	9,466
Fidelity Communications Equipment Portfolio	31,297	763,331
Fidelity Computers Portfolio	155,219	10,567,320
Fidelity Consumer Finance Portfolio	143,688	2,320,560
Fidelity Consumer Staples Portfolio	327,752	29,379,666
Fidelity Contrafund	1,047	87,824
Fidelity Defense & Aerospace Portfolio	4,016	389,038
Fidelity Dividend Growth Fund	28,463	930,734
Fidelity Electronics Portfolio	21,133	1,082,028
Fidelity Energy Portfolio	371,256	20,912,833
Fidelity Energy Service Portfolio (a)	152,420	11,376,654
Fidelity Environmental & Alternative Energy Portfolio	23,524	437,545
Fidelity Equity Dividend Income Fund	526	11,410
Fidelity Equity-Income Fund	2,676	139,575
Fidelity Financial Services Portfolio	279,493	18,530,383
Fidelity Fund	5,468	214,777
Fidelity Gold Portfolio (a)	71,144	2,181,997
Fidelity Growth Company Fund	25,912	2,620,729
Fidelity Health Care Portfolio	70,166	10,776,776
Fidelity Independence Fund	98,791	2,826,398
Fidelity Industrial Equipment Portfolio	239,090	9,587,500
Fidelity Industrials Portfolio	677,754	19,532,864
Fidelity Insurance Portfolio	167,037	9,883,570
Fidelity IT Services Portfolio	127,772	3,691,319
Fidelity Large Cap Stock Fund	95,886	2,176,623
Fidelity Large Cap Value Fund	6,546	86,209
Fidelity Leveraged Company Stock Fund	968	35,033
Fidelity Magellan Fund	913	72,960
Fidelity Materials Portfolio	909	68,625
Fidelity Medical Delivery Portfolio	23,232	1,433,212
Fidelity Medical Equipment & Systems Portfolio	5,281	167,680
Fidelity Mega Cap Stock Fund	556,735	7,243,120
Fidelity Mid Cap Value Fund	67,462	1,398,493
Fidelity Mid-Cap Stock Fund	6,590	219,039
Fidelity Nasdaq Composite Index Fund	44,905	1,952,477
Fidelity Natural Gas Portfolio	304	10,356
Fidelity Natural Resources Portfolio	1,791	62,807
Fidelity New Millennium Fund	41,160	1,390,397
Fidelity Pharmaceuticals Portfolio	929,064	15,747,627
Fidelity Real Estate Investment Portfolio	91,071	3,140,144

	Shares	Value
Fidelity Small Cap Growth Fund	11,574	$ 209,483
Fidelity Small Cap Stock Fund	8,292	164,100
Fidelity Small Cap Value Fund	11,768	221,819
Fidelity Small Capital Retirement Fund	26,825	747,622
Fidelity Software & Computer Services Portfolio	196,026	17,767,775
Fidelity Technology Portfolio (a)	177,842	18,890,339
Fidelity Telecom and Utilities Fund	597,939	12,257,751
Fidelity Telecommunications Portfolio	108,845	5,829,716
Fidelity Transportation Portfolio	34,560	2,110,239
Fidelity Utilities Portfolio	4,576	296,264
Fidelity Value Discovery Fund	1,651	29,762
Fidelity Value Fund	17,109	1,480,746
Spartan 500 Index Fund Investor Class	141,825	7,918,096
Spartan Extended Market Index Fund Investor Class	344,099	15,532,625
Spartan Total Market Index Fund Investor Class	328,827	15,056,996
VIP Mid Cap Portfolio Investor Class	20,473	684,196
TOTAL DOMESTIC EQUITY FUNDS		332,933,088
International Equity Funds - 20.0%
Fidelity Canada Fund	1,724	94,361
Fidelity China Region Fund	113,058	3,478,810
Fidelity Diversified International Fund	384,659	12,024,428
Fidelity Emerging Asia Fund	291,702	8,692,725
Fidelity Emerging Markets Fund	193,108	4,572,809
Fidelity Europe Fund	47,836	1,555,146
Fidelity International Capital Appreciation Fund	511,632	7,536,339
Fidelity International Discovery Fund	465,938	16,214,641
Fidelity International Growth Fund	34,049	335,039
Fidelity International Real Estate Fund	22,644	228,474
Fidelity International Small Cap Fund	8,609	192,836
Fidelity International Small Cap Opportunities Fund	242,328	2,917,628
Fidelity International Value Fund	157	1,242
Fidelity Japan Fund	11,776	129,420
Fidelity Japan Smaller Companies Fund	154,125	1,760,103
Fidelity Nordic Fund	155,893	5,443,772
Fidelity Overseas Fund	65,891	2,249,509
Fidelity Pacific Basin Fund	179,038	4,955,775
Spartan International Index Fund Investor Class	1,846,075	65,978,710
TOTAL INTERNATIONAL EQUITY FUNDS		138,361,767
Sector Funds - 5.6%
Fidelity Construction & Housing Portfolio	151,436	8,113,938
Fidelity Consumer Discretionary Portfolio	497,586	14,176,228
Fidelity Leisure Portfolio	2,017	231,444
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Multimedia Portfolio	153,897	$ 10,058,706
Fidelity Retailing Portfolio	94,340	6,334,007
TOTAL SECTOR FUNDS		38,914,323
TOTAL EQUITY FUNDS (Cost $387,309,132)		510,209,178
Fixed-Income Funds - 25.2%

Fixed-Income Funds - 25.2%
Fidelity Floating Rate High Income Fund	1,346,019	13,446,733
Fidelity Focused High Income Fund	647,845	6,115,656
Fidelity High Income Fund	752,918	7,137,661
Fidelity New Markets Income Fund	298,181	5,122,742
Fidelity Real Estate Income Fund	94,785	1,137,420
Spartan U.S. Bond Index Fund Investor Class	11,979,585	141,598,696
TOTAL FIXED-INCOME FUNDS (Cost $162,749,436)		174,558,908
Money Market Funds - 1.2%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $8,606,933)	8,606,933	$ 8,606,933
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $558,665,501)		693,375,019
NET OTHER ASSETS (LIABILITIES) - 0.0%		(114,996)
NET ASSETS - 100%		$ 693,260,023
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $559,214,459. Net unrealized appreciation aggregated $134,160,560, of which $136,801,992 related to appreciated investment securities and $2,641,432 related to depreciated investment securities.

Security Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 85% Portfolio

March 31, 2013

1.847121.106

VF85-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 87.1%
	Shares	Value
Domestic Equity Funds - 56.2%
Fidelity Air Transportation Portfolio	8,743	$ 414,838
Fidelity Automotive Portfolio	13,213	554,928
Fidelity Banking Portfolio	411,468	8,768,387
Fidelity Biotechnology Portfolio	34,398	4,553,971
Fidelity Blue Chip Growth Fund	2,097	112,191
Fidelity Brokerage & Investment Management Portfolio	78,764	4,422,607
Fidelity Capital Appreciation Fund	12,365	400,878
Fidelity Chemicals Portfolio	24,524	3,068,209
Fidelity Commodity Strategy Fund (a)	1,164	9,466
Fidelity Communications Equipment Portfolio	38,284	933,736
Fidelity Computers Portfolio	87,543	5,959,911
Fidelity Consumer Finance Portfolio	175,741	2,838,217
Fidelity Consumer Staples Portfolio	128,154	11,487,711
Fidelity Contrafund	909	76,321
Fidelity Defense & Aerospace Portfolio	4,438	429,929
Fidelity Dividend Growth Fund	2,886	94,380
Fidelity Electronics Portfolio	34,642	1,773,648
Fidelity Energy Portfolio	160,546	9,043,578
Fidelity Energy Service Portfolio (a)	82,442	6,153,482
Fidelity Environmental & Alternative Energy Portfolio	4,181	77,772
Fidelity Equity Dividend Income Fund	1,256	27,236
Fidelity Equity-Income Fund	1,027	53,568
Fidelity Financial Services Portfolio	43,396	2,877,161
Fidelity Global Commodity Stock Fund	1,803	25,763
Fidelity Gold Portfolio (a)	15,846	486,001
Fidelity Growth Company Fund	1,102	111,506
Fidelity Health Care Portfolio	75,889	11,655,816
Fidelity Independence Fund	8,114	232,151
Fidelity Industrial Equipment Portfolio	82,862	3,322,756
Fidelity Industrials Portfolio	469,928	13,543,316
Fidelity Insurance Portfolio	161,252	9,541,305
Fidelity IT Services Portfolio	155,507	4,492,602
Fidelity Large Cap Stock Fund	18,443	418,649
Fidelity Large Cap Value Fund	9,458	124,559
Fidelity Leveraged Company Stock Fund	3,116	112,805
Fidelity Magellan Fund	869	69,456
Fidelity Materials Portfolio	332	25,085
Fidelity Medical Delivery Portfolio	2,499	154,192
Fidelity Medical Equipment & Systems Portfolio	2,024	64,247
Fidelity Mega Cap Stock Fund	130,762	1,701,214
Fidelity Mid Cap Value Fund	4,594	95,242
Fidelity Mid-Cap Stock Fund	2,671	88,787
Fidelity Nasdaq Composite Index Fund	903	39,261
Fidelity Natural Gas Portfolio	34,557	1,177,700
Fidelity Natural Resources Portfolio	16,024	561,814
Fidelity New Millennium Fund	3,519	118,882
Fidelity Pharmaceuticals Portfolio	106,889	1,811,772
Fidelity Real Estate Investment Portfolio	4,848	167,153
Fidelity Small Cap Growth Fund	2,332	42,210

	Shares	Value
Fidelity Small Cap Stock Fund	3,485	$ 68,962
Fidelity Small Cap Value Fund	11,197	211,065
Fidelity Small Capital Retirement Fund	8,679	241,886
Fidelity Software & Computer Services Portfolio	84,126	7,625,177
Fidelity Technology Portfolio (a)	58,723	6,237,526
Fidelity Telecom and Utilities Fund	265,721	5,447,272
Fidelity Telecommunications Portfolio	31,442	1,684,053
Fidelity Transportation Portfolio	1,171	71,521
Fidelity Utilities Portfolio	696	45,090
Fidelity Value Discovery Fund	598	10,790
Fidelity Value Strategies Fund	35,586	1,240,527
Spartan 500 Index Fund Investor Class	2,676	149,376
Spartan Extended Market Index Fund Investor Class	199	8,982
Spartan Total Market Index Fund Investor Class	16,784	768,554
VIP Energy Portfolio Investor Class	16,857	364,451
VIP Mid Cap Portfolio Investor Class	2,789	93,221
TOTAL DOMESTIC EQUITY FUNDS		138,584,822
International Equity Funds - 22.9%
Fidelity Canada Fund	578	31,602
Fidelity China Region Fund	57,650	1,773,895
Fidelity Diversified International Fund	281,209	8,790,588
Fidelity Emerging Asia Fund	127,561	3,801,306
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	38,245	337,323
Fidelity Emerging Markets Fund	37,177	880,352
Fidelity Europe Fund	8,246	268,092
Fidelity International Capital Appreciation Fund	148,708	2,190,462
Fidelity International Discovery Fund	272,079	9,468,332
Fidelity International Real Estate Fund	15,290	154,273
Fidelity International Small Cap Fund	9,051	202,734
Fidelity International Small Cap Opportunities Fund	118,673	1,428,822
Fidelity International Value Fund	119	944
Fidelity Japan Fund	8,808	96,802
Fidelity Japan Smaller Companies Fund	25,158	287,304
Fidelity Overseas Fund	345	11,764
Fidelity Pacific Basin Fund	65,249	1,806,080
Spartan International Index Fund Investor Class	695,027	24,840,251
TOTAL INTERNATIONAL EQUITY FUNDS		56,370,926
Sector Funds - 8.0%
Fidelity Construction & Housing Portfolio	76,105	4,077,721
Fidelity Consumer Discretionary Portfolio	237,600	6,769,221
Fidelity Leisure Portfolio	854	97,973
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Multimedia Portfolio	83,768	$ 5,475,089
Fidelity Retailing Portfolio	50,592	3,396,764
TOTAL SECTOR FUNDS		19,816,768
TOTAL EQUITY FUNDS (Cost $163,610,607)		214,772,516
Fixed-Income Funds - 12.9%

Fixed-Income Funds - 12.9%
Fidelity Floating Rate High Income Fund	7,095	70,883
Fidelity Focused High Income Fund	85,733	809,323
Fidelity High Income Fund	401,666	3,807,798
Fidelity New Markets Income Fund	48,561	834,282
Fidelity Real Estate Income Fund	36,356	436,273
Spartan U.S. Bond Index Fund Investor Class	2,199,074	25,993,051
TOTAL FIXED-INCOME FUNDS (Cost $29,892,515)		31,951,610
Money Market Funds - 0.0%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $17,075)	17,075	$ 17,075
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $193,520,197)		246,741,201
NET OTHER ASSETS (LIABILITIES) - 0.0%		(41,399)
NET ASSETS - 100%		$ 246,699,802
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $193,874,249. Net unrealized appreciation aggregated $52,866,952, of which $53,604,381 related to appreciated investment securities and $737,429 related to depreciated investment securities.

Security Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Bond Portfolio

March 31, 2013

1.799863.109

VIPIGB-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 99.7%
	Shares	Value
Fidelity Specialized High Income Central Fund (c)	346,599	$ 37,075,656
Fidelity VIP Investment Grade Central Fund (c)	30,552,192	3,273,667,399
TOTAL FIXED-INCOME FUNDS (Cost $3,200,086,870)		3,310,743,055
Nonconvertible Bonds - 0.3%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Delphi Corp. 5% 2/15/23	$ 3,235,000	3,421,013
UTILITIES - 0.2%
Multi-Utilities - 0.2%
CMS Energy Corp. 5.05% 3/15/22	4,420,000	5,091,126
TOTAL NONCONVERTIBLE BONDS (Cost $7,732,515)		8,512,139
Asset-Backed Securities - 0.0%

Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17 (Cost $439,951)	440,000	442,095
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4142% 5/25/47 (b)	446,571	329,642
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3742% 2/25/37 (b)	1,269,060	1,104,753
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6804% 3/25/35 (b)	829,852	420,863
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $969,544)		1,855,258
Money Market Funds - 0.0%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (a) (Cost $1,410,558)	1,410,558	$ 1,410,558
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,210,639,438)		3,322,963,105
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,724,199)
NET ASSETS - 100%		$ 3,321,238,906
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,840
Fidelity Specialized High Income Central Fund	516,793
Fidelity VIP Investment Grade Central Fund	20,202,821
Total	$ 20,723,454
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 36,383,523	$ 516,793	$ -	$ 37,075,656	9.6%
Fidelity VIP Investment Grade Central Fund	3,315,314,712	56,000,023	44,941,211	3,273,667,399	77.2%
Total	$ 3,351,698,235	$ 56,516,816	$ 44,941,211	$ 3,310,743,055
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 8,512,139	$ -	$ 8,512,139	$ -
Asset-Backed Securities	442,095	-	442,095	-
Collateralized Mortgage Obligations	1,855,258	-	1,855,258	-
Fixed-Income Funds	3,310,743,055	3,310,743,055	-	-
Money Market Funds	1,410,558	1,410,558	-	-
Total Investments in Securities:	$ 3,322,963,105	$ 3,312,153,613	$ 10,809,492	$ -
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $3,156,213,581. Net unrealized appreciation aggregated $166,749,524, of which $173,260,067 related to appreciated investment securities and $6,510,543 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities and collateralized mortgage obligations, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2005 Portfolio

March 31, 2013

1.830286.107

VIPIFF2005-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.3%
	Shares	Value
Domestic Equity Funds - 26.3%
VIP Contrafund Portfolio Investor Class	25,322	$ 724,712
VIP Equity-Income Portfolio Investor Class	35,088	771,940
VIP Growth & Income Portfolio Investor Class	54,635	879,073
VIP Growth Portfolio Investor Class	16,268	738,583
VIP Mid Cap Portfolio Investor Class	6,414	214,359
VIP Value Portfolio Investor Class	40,555	565,744
VIP Value Strategies Portfolio Investor Class	22,852	278,333
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,998,274)		4,172,744
International Equity Funds - 9.8%

Developed International Equity Funds - 7.5%
VIP Overseas Portfolio Investor Class R	71,029	1,194,705
Emerging Markets Equity Funds - 2.3%
VIP Emerging Markets Portfolio Investor Class R	40,127	356,331
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,659,262)		1,551,036
Bond Funds - 34.1%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	134,711	$ 797,491
Investment Grade Bond Funds - 29.1%
VIP Investment Grade Bond Portfolio Investor Class	353,461	4,602,065
TOTAL BOND FUNDS (Cost $5,301,583)		5,399,556
Short-Term Funds - 29.8%

VIP Money Market Portfolio Investor Class (Cost $4,719,809)	4,719,809	4,719,809
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,678,928)		15,843,145
NET OTHER ASSETS (LIABILITIES) - 0.0%		7
NET ASSETS - 100%		$ 15,843,152
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $15,753,950. Net unrealized appreciation aggregated $89,195, of which $544,967 related to appreciated investment securities and $455,772 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2010 Portfolio

March 31, 2013

1.830287.107

VIPIFF2010-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.1%
	Shares	Value
Domestic Equity Funds - 36.1%
VIP Contrafund Portfolio Investor Class	124,783	$ 3,571,290
VIP Equity-Income Portfolio Investor Class	174,216	3,832,741
VIP Growth & Income Portfolio Investor Class	270,336	4,349,711
VIP Growth Portfolio Investor Class	78,522	3,564,913
VIP Mid Cap Portfolio Investor Class	31,889	1,065,728
VIP Value Portfolio Investor Class	202,170	2,820,272
VIP Value Strategies Portfolio Investor Class	114,038	1,388,987
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,457,627)		20,593,642
International Equity Funds - 13.2%

Developed International Equity Funds - 10.2%
VIP Overseas Portfolio Investor Class R	345,848	5,817,156
Emerging Markets Equity Funds - 3.0%
VIP Emerging Markets Portfolio Investor Class R	195,652	1,737,390
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,891,063)		7,554,546
Bond Funds - 38.4%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	480,351	$ 2,843,680
Investment Grade Bond Funds - 33.4%
VIP Investment Grade Bond Portfolio Investor Class	1,464,309	19,065,300
TOTAL BOND FUNDS (Cost $21,472,977)		21,908,980
Short-Term Funds - 12.3%

VIP Money Market Portfolio Investor Class (Cost $6,989,006)	6,989,006	6,989,006
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $57,810,673)		57,046,174
NET OTHER ASSETS (LIABILITIES) - 0.0%		20
NET ASSETS - 100%		$ 57,046,194
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $58,125,169. Net unrealized depreciation aggregated $1,078,995, of which $2,089,455 related to appreciated investment securities and $3,168,450 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2015 Portfolio

March 31, 2013

1.830290.107

VIPIFF2015-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.6%
	Shares	Value
Domestic Equity Funds - 37.6%
VIP Contrafund Portfolio Investor Class	193,039	$ 5,524,763
VIP Equity-Income Portfolio Investor Class	270,416	5,949,143
VIP Growth & Income Portfolio Investor Class	418,913	6,740,304
VIP Growth Portfolio Investor Class	121,097	5,497,789
VIP Mid Cap Portfolio Investor Class	49,555	1,656,113
VIP Value Portfolio Investor Class	314,466	4,386,796
VIP Value Strategies Portfolio Investor Class	177,520	2,162,199
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,393,451)		31,917,107
International Equity Funds - 13.8%

Developed International Equity Funds - 10.6%
VIP Overseas Portfolio Investor Class R	534,583	8,991,687
Emerging Markets Equity Funds - 3.2%
VIP Emerging Markets Portfolio Investor Class R	301,998	2,681,747
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,772,812)		11,673,434
Bond Funds - 39.0%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	715,090	$ 4,233,336
Investment Grade Bond Funds - 34.0%
VIP Investment Grade Bond Portfolio Investor Class	2,221,227	28,920,376
TOTAL BOND FUNDS (Cost $32,452,427)		33,153,712
Short-Term Funds - 9.6%

VIP Money Market Portfolio Investor Class (Cost $8,158,460)	8,158,460	8,158,460
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $83,777,150)		84,902,713
NET OTHER ASSETS (LIABILITIES) - 0.0%		15
NET ASSETS - 100%		$ 84,902,728
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $84,143,546. Net unrealized appreciation aggregated $759,167, of which $4,173,075 related to appreciated investment securities and $3,413,908 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2020 Portfolio

March 31, 2013

1.830296.107

VIPIFF2020-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.1%
	Shares	Value
Domestic Equity Funds - 41.1%
VIP Contrafund Portfolio Investor Class	345,983	$ 9,902,040
VIP Equity-Income Portfolio Investor Class	481,328	10,589,209
VIP Growth & Income Portfolio Investor Class	748,046	12,036,068
VIP Growth Portfolio Investor Class	218,870	9,936,718
VIP Mid Cap Portfolio Investor Class	88,054	2,942,751
VIP Value Portfolio Investor Class	557,573	7,778,144
VIP Value Strategies Portfolio Investor Class	314,308	3,828,266
TOTAL DOMESTIC EQUITY FUNDS (Cost $53,844,278)		57,013,196
International Equity Funds - 15.0%

Developed International Equity Funds - 11.6%
VIP Overseas Portfolio Investor Class R	952,747	16,025,203
Emerging Markets Equity Funds - 3.4%
VIP Emerging Markets Portfolio Investor Class R	539,024	4,786,534
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,428,577)		20,811,737
Bond Funds - 37.5%
	Shares	Value
High Yield Bond Funds - 5.8%
VIP High Income Portfolio Investor Class	1,356,778	$ 8,032,127
Investment Grade Bond Funds - 31.7%
VIP Investment Grade Bond Portfolio Investor Class	3,368,443	43,857,124
TOTAL BOND FUNDS (Cost $51,172,141)		51,889,251
Short-Term Funds - 6.4%

VIP Money Market Portfolio Investor Class (Cost $8,882,880)	8,882,880	8,882,880
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $136,327,876)		138,597,064
NET OTHER ASSETS (LIABILITIES) - 0.0%		19
NET ASSETS - 100%		$ 138,597,083
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $136,979,772. Net unrealized appreciation aggregated $1,617,292, of which $7,351,115 related to appreciated investment securities and $5,733,823 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2025 Portfolio

March 31, 2013

1.830297.107

VIPIFF2025-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Domestic Equity Funds - 50.1%
VIP Contrafund Portfolio Investor Class	249,260	$ 7,133,835
VIP Equity-Income Portfolio Investor Class	348,641	7,670,105
VIP Growth & Income Portfolio Investor Class	540,538	8,697,256
VIP Growth Portfolio Investor Class	156,520	7,106,020
VIP Mid Cap Portfolio Investor Class	63,866	2,134,393
VIP Value Portfolio Investor Class	405,069	5,650,713
VIP Value Strategies Portfolio Investor Class	228,508	2,783,228
TOTAL DOMESTIC EQUITY FUNDS (Cost $35,611,414)		41,175,550
International Equity Funds - 18.1%

Developed International Equity Funds - 14.0%
VIP Overseas Portfolio Investor Class R	683,508	11,496,602
Emerging Markets Equity Funds - 4.1%
VIP Emerging Markets Portfolio Investor Class R	386,231	3,429,732
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,885,404)		14,926,334
Bond Funds - 31.2%
	Shares	Value
High Yield Bond Funds - 7.3%
VIP High Income Portfolio Investor Class	1,012,052	$ 5,991,345
Investment Grade Bond Funds - 23.9%
VIP Investment Grade Bond Portfolio Investor Class	1,509,283	19,650,865
TOTAL BOND FUNDS (Cost $25,239,520)		25,642,210
Short-Term Funds - 0.6%

VIP Money Market Portfolio Investor Class (Cost $516,811)	516,811	516,811
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $76,253,149)		82,260,905
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$ 82,260,907
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $76,618,784. Net unrealized appreciation aggregated $5,642,121, of which $8,053,553 related to appreciated investment securities and $2,411,432 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2030 Portfolio

March 31, 2013

1.830291.107

VIPIFF2030-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.5%
	Shares	Value
Domestic Equity Funds - 52.5%
VIP Contrafund Portfolio Investor Class	245,773	$ 7,034,011
VIP Equity-Income Portfolio Investor Class	344,914	7,588,098
VIP Growth & Income Portfolio Investor Class	533,957	8,591,363
VIP Growth Portfolio Investor Class	153,691	6,977,587
VIP Mid Cap Portfolio Investor Class	63,208	2,112,402
VIP Value Portfolio Investor Class	401,491	5,600,795
VIP Value Strategies Portfolio Investor Class	226,601	2,759,999
TOTAL DOMESTIC EQUITY FUNDS (Cost $37,191,586)		40,664,255
International Equity Funds - 19.0%

Developed International Equity Funds - 14.6%
VIP Overseas Portfolio Investor Class R	674,593	11,346,649
Emerging Markets Equity Funds - 4.4%
VIP Emerging Markets Portfolio Investor Class R	381,089	3,384,073
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,342,949)		14,730,722
Bond Funds - 28.5%
	Shares	Value
High Yield Bond Funds - 7.3%
VIP High Income Portfolio Investor Class	961,091	$ 5,689,660
Investment Grade Bond Funds - 21.2%
VIP Investment Grade Bond Portfolio Investor Class	1,258,545	16,386,251
TOTAL BOND FUNDS (Cost $21,837,721)		22,075,911
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $74,372,256)		77,470,888
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$ 77,470,886
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $74,747,145. Net unrealized appreciation aggregated $2,723,743, of which $5,892,925 related to appreciated investment securities and $3,169,182 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® Income Portfolio

March 31, 2013

1.830283.107

VIPIFFINC-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.1%
	Shares	Value
Domestic Equity Funds - 15.1%
VIP Contrafund Portfolio Investor Class	39,292	$ 1,124,549
VIP Equity-Income Portfolio Investor Class	54,893	1,207,648
VIP Growth & Income Portfolio Investor Class	85,116	1,369,514
VIP Growth Portfolio Investor Class	24,981	1,134,121
VIP Mid Cap Portfolio Investor Class	10,060	336,197
VIP Value Portfolio Investor Class	63,771	889,612
VIP Value Strategies Portfolio Investor Class	36,010	438,604
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,739,633)		6,500,245
International Equity Funds - 5.7%

Developed International Equity Funds - 4.4%
VIP Overseas Portfolio Investor Class R	112,037	1,884,464
Emerging Markets Equity Funds - 1.3%
VIP Emerging Markets Portfolio Investor Class R	63,136	560,648
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,116,817)		2,445,112
Bond Funds - 39.8%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Investor Class	369,457	$ 2,187,188
Investment Grade Bond Funds - 34.7%
VIP Investment Grade Bond Portfolio Investor Class	1,143,732	14,891,397
TOTAL BOND FUNDS (Cost $16,696,975)		17,078,585
Short-Term Funds - 39.4%

VIP Money Market Portfolio Investor Class (Cost $16,899,347)	16,899,347	16,899,347
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $41,452,772)		42,923,289
NET OTHER ASSETS (LIABILITIES) - 0.0%		35
NET ASSETS - 100%		$ 42,923,324
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $41,574,150. Net unrealized appreciation aggregated $1,349,139, of which $1,750,070 related to appreciated investment securities and $400,931 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Money Market Portfolio

March 31, 2013

1.814641.108

VIPMM-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 39.0%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 3.6%
Branch Banking & Trust Co.
4/30/13	0.32%	$ 9,000,000	$ 9,000,000
Citibank NA
4/3/13 to 6/27/13	0.28 to 0.30	55,000,000	55,000,000
State Street Bank & Trust Co., Boston
6/7/13	0.28	8,000,000	8,000,000
			72,000,000
London Branch, Eurodollar, Foreign Banks - 4.7%
Australia & New Zealand Banking Group Ltd.
4/22/13	0.25	7,000,000	7,000,020
DNB Bank ASA
5/10/13 to 5/13/13	0.26	7,000,000	7,000,016
HSBC Bank PLC
4/12/13	0.30	4,000,000	4,000,000
Mizuho Corporate Bank Ltd.
6/28/13	0.29	2,000,000	2,000,024
National Australia Bank Ltd.
4/12/13 to 6/3/13	0.25 to 0.27 (c)	73,000,000	73,000,000
			93,000,060
New York Branch, Yankee Dollar, Foreign Banks - 30.7%
Bank of Montreal Chicago CD Program
4/12/13 to 9/9/13	0.20 to 0.40 (c)	41,000,000	41,000,000
Bank of Nova Scotia
4/11/13 to 10/11/13	0.20 to 0.52 (c)	81,000,000	80,999,673
Bank of Tokyo-Mitsubishi UFJ Ltd.
7/9/13 to 8/13/13	0.24 to 0.30	82,000,000	82,000,000
Canadian Imperial Bank of Commerce
8/30/13 to 9/17/13	0.28 to 0.39 (c)	34,000,000	34,000,000
Credit Suisse
6/27/13	0.27 (c)	11,000,000	11,000,000
Mitsubishi UFJ Trust & Banking Corp.
5/2/13	0.40	16,000,000	16,000,000
Mizuho Corporate Bank Ltd.
4/8/13 to 6/20/13	0.24 to 0.32	67,000,000	67,000,000
Natexis Banques Populaires New York Branch
4/2/13	0.19	42,000,000	42,000,000
National Bank of Canada
6/7/13 to 9/17/13	0.27 to 0.35 (c)	42,000,000	41,993,190
Royal Bank of Canada
8/30/13	0.69 (c)	27,000,000	27,000,000
Skandinaviska Enskilda Banken
6/13/13	0.26	8,000,000	8,000,000
Sumitomo Mitsui Banking Corp.
4/10/13 to 9/16/13	0.24 to 0.38 (c)	73,000,000	73,000,000
Sumitomo Trust & Banking Co. Ltd.
4/9/13 to 6/26/13	0.30	45,000,000	45,000,000
Toronto-Dominion Bank
4/18/13 to 12/20/13	0.24 to 0.32 (c)	28,000,000	28,000,060

	Yield (a)	Principal Amount	Value
UBS AG
5/7/13	0.31% (c)	$ 9,000,000	$ 9,000,000
			605,992,923
TOTAL CERTIFICATE OF DEPOSIT (Cost $770,992,983)			770,992,983
Financial Company Commercial Paper - 21.0%

Australia & New Zealand Banking Group Ltd.
8/5/13	0.20	6,000,000	5,995,833
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
4/9/13 to 4/30/13	0.28 to 0.30	5,000,000	4,999,332
Barclays U.S. Funding Corp.
4/9/13	0.25	7,000,000	6,999,611
Commonwealth Bank of Australia
5/28/13 to 6/3/13	0.25 (c)	16,000,000	16,000,000
Credit Agricole North America
4/3/13	0.18	38,000,000	37,999,620
Credit Suisse
6/3/13 to 7/26/13	0.25 to 0.26	16,000,000	15,990,704
DNB Bank ASA
8/1/13	0.25	9,000,000	8,992,528
General Electric Capital Corp.
4/19/13 to 4/30/13	0.25	16,000,000	15,997,465
Groupe BPCE SA
4/1/13	0.20	45,000,000	45,000,000
JPMorgan Chase & Co.
4/26/13 to 9/3/13	0.29 to 0.30 (c)	33,000,000	33,000,064
Nationwide Building Society
6/12/13 to 6/28/13	0.29	26,000,000	25,984,396
Nordea North America, Inc.
4/4/13 to 7/1/13	0.20 to 0.25	20,000,000	19,994,251
Skandinaviska Enskilda Banken AB
6/11/13 to 6/18/13	0.26	8,000,000	7,995,594
Societe Generale North America, Inc.
4/2/13	0.27	34,000,000	33,999,745
Sumitomo Mitsui Banking Corp.
6/6/13	0.24	6,350,000	6,347,206
Svenska Handelsbanken, Inc.
4/8/13 to 5/20/13	0.25 to 0.28	15,000,000	14,995,143
Swedbank AB
5/24/13 to 6/7/13	0.26 to 0.27	13,000,000	12,994,321
Toronto Dominion Holdings (USA)
5/16/13 to 9/27/13	0.24 to 0.27	13,000,000	12,993,045
Toyota Motor Credit Corp.
9/5/13	0.25	6,000,000	5,993,458
UBS Finance, Inc.
4/12/13 to 8/19/13	0.35 to 0.45	47,000,000	46,961,873
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Westpac Banking Corp.
5/29/13 to 7/8/13	0.25% (c)	$ 37,000,000	$ 37,000,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $416,234,189)			416,234,189
Asset Backed Commercial Paper - 5.7%

Ciesco LP (Citibank NA Guaranteed)

4/25/13	0.34	1,000,000	999,773
5/29/13	0.31	4,000,000	3,998,002
6/6/13	0.31	6,642,000	6,638,225
Govco, Inc. (Liquidity Facility Citibank NA)

4/12/13	0.25	17,000,000	16,998,701
4/22/13	0.31	2,000,000	1,999,638
5/1/13	0.33	3,000,000	2,999,175
5/14/13	0.31	2,000,000	1,999,259
5/17/13	0.31	2,000,000	1,999,208
5/2/13	0.34	21,000,000	20,993,852
5/7/13	0.33	13,000,000	12,995,710
5/9/13	0.31	12,000,000	11,996,073
6/11/13	0.31	1,000,000	999,389
6/12/13	0.31	2,000,000	1,998,760
6/13/13	0.31	2,000,000	1,998,743
6/18/13	0.31	8,000,000	7,994,627
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
4/25/13	0.21	17,000,000	16,997,620
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $113,606,755)			113,606,755
Other Commercial Paper - 1.9%

Anheuser-Busch InBev Worldwide, Inc.
4/3/13 to 5/29/13	0.26 to 0.28	12,000,000	11,999,410
Comcast Corp.
4/26/13	0.30	5,000,000	4,998,958
Devon Energy Corp. Iam Commercial Pap
4/29/13	0.35 (c)	10,000,000	10,000,000
MidAmerican Energy Holdings, Co.
4/16/13	0.32	1,000,000	999,867
Northeast Utilities
4/1/13	0.32	1,000,000	1,000,000
Verizon Communications, Inc.
5/13/13	0.40 (c)	8,000,000	8,000,000
TOTAL OTHER COMMERCIAL PAPER (Cost $36,998,235)			36,998,235
Treasury Debt - 9.9%
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - 9.9%
U.S. Treasury Bills
5/2/13 to 8/22/13	0.15 to 0.20%	$ 51,400,000	$ 51,387,456
U.S. Treasury Notes
4/15/13 to 12/15/13	0.15 to 0.24	144,000,000	144,610,331
TOTAL TREASURY DEBT (Cost $195,997,787)			195,997,787
Other Note - 5.9%

Bank Notes - 1.3%
Bank of America NA
6/20/13 to 7/1/13	0.29	25,000,000	25,000,000
Medium-Term Notes - 4.6%
Dominion Resources, Inc.
5/13/13	0.40 (b)(c)	6,000,000	6,000,000
Royal Bank of Canada
8/30/13 to 9/13/13	0.41 to0.68 (b)(c)	50,000,000	50,000,000
9/6/13	0.35 (c)	21,000,000	20,998,171
Svenska Handelsbanken AB
9/27/13	0.29 (b)(c)	14,000,000	14,000,000
			90,998,171
TOTAL OTHER NOTE (Cost $115,998,171)			115,998,171
Variable Rate Demand Note - 0.5%

Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1988, VRDN
4/1/13	0.25 (c)(d)	1,900,000	1,900,000
Florida - 0.0%
Palm Beach County Rev. (The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, LOC Bank of America NA, VRDN
4/5/13	0.22 (c)	1,100,000	1,100,000
Indiana - 0.4%
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, LOC JPMorgan Chase Bank, VRDN
4/5/13	0.14 (c)	7,650,000	7,650,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $10,650,000)			10,650,000
Government Agency Debt - 2.1%

Federal Agencies - 2.1%
Fannie Mae
9/11/14	0.18 (c)	13,000,000	12,996,300
Government Agency Debt - continued
	Yield (a)	Principal Amount	Value
Federal Agencies - continued
Federal Home Loan Bank
6/21/13 to 6/25/14	0.18 to0.22% (c)	$ 28,000,000	$ 27,995,370
TOTAL GOVERNMENT AGENCY DEBT (Cost $40,991,670)			40,991,670
Insurance Company Funding Agreement - 0.1%

Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
6/27/13	0.48 (c)(f)	3,000,000
(Cost $3,000,000)			3,000,000
Other Municipal Debt - 0.3%

New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.45% tender 4/1/13, CP mode (d)	5,000,000
(Cost $5,000,000)		5,000,000
Government Agency Repurchase Agreement - 0.8%
	Maturity Amount
In a joint trading account at 0.26% dated 3/28/13 due 4/1/13 (Collateralized by U.S. Government Obligations) #	12,537,367	12,537,000
With ING Financial Markets LLC at 0.18%, dated 2/19/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $3,089,882, 2.08% - 5%, 8/25/38 - 3/1/43)	3,000,885	3,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $15,537,000)		15,537,000
Treasury Repurchase Agreement - 3.0%

With Commerz Markets LLC at 0.21%, dated 3/28/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations valued at $61,203,576, 2.13% - 4.25%, 8/15/14 - 1/31/15)	60,001,400
(Cost $60,000,000)		60,000,000
Other Repurchase Agreement - 10.4%

Other Repurchase Agreement - 10.4%
With:
BNP Paribas Securities Corp. at 0.3%, dated 3/7/13 due 4/5/13 (Collateralized by Corporate Obligations valued at $3,150,578, 1.95% - 7.75%, 6/15/14 - 1/16/18)	3,000,800	3,000,000

	Maturity Amount	Value
Citigroup Global Markets, Inc. at 0.85%, dated 2/15/13 due 4/23/13 (Collateralized by Corporate Obligations valued at $3,244,201, 2% - 4%, 2/15/15 - 2/1/33)	$ 3,004,746	$ 3,000,000
Credit Suisse Securities (USA) LLC at:
0.27%, dated 3/28/13 due 4/4/13 (Collateralized by U.S. Government Obligations valued at $4,120,121, 4%, 9/25/27 - 5/25/42)	4,000,210	4,000,000
0.29%, dated 3/28/13 due 4/1/13 (Collateralized by Equity Securities valued at $33,481,228)	31,000,999	31,000,000
0.48%, dated 1/15/13 due 4/18/13 (Collateralized by Equity Securities valued at $6,486,492)	6,007,440	6,000,000
0.7%, dated:
2/1/13 due 5/2/13 (Collateralized by Corporate Obligations valued at $1,083,226, 1.88%, 4/23/17)	1,001,750	1,000,000
2/19/13 due 5/20/13 (Collateralized by Corporate Obligations valued at $2,161,620, 0.36% - 6.5%, 5/25/36 - 8/15/56)	2,003,500	2,000,000
0.74%, dated:
1/2/13 due 4/2/13 (Collateralized by Corporate Obligations valued at $2,163,494, 0.31% - 5.95%, 2/15/34 - 11/25/47)	2,003,700	2,000,000
1/7/13 due 4/8/13 (Collateralized by Corporate Obligations valued at $4,327,104, 0.26% - 5.75%, 8/25/36 - 8/15/56)	4,007,482	4,000,000
1/14/13 due 4/15/13 (Collateralized by Mortgage Loan Obligations valued at $4,326,504, 0.26% - 8.29%, 6/15/30 - 4/15/49)	4,007,482	4,000,000
1/17/13 due 4/19/13 (Collateralized by Corporate Obligations valued at $5,380,839, 0.39% - 6.77%, 2/15/19 - 12/18/49)	5,009,456	5,000,000
ING Financial Markets LLC at 0.43%, dated 3/4/13 due 4/1/13 (Collateralized by Corporate Obligations valued at $1,080,091, 3% - 8.05%, 10/1/37 - 1/1/43)	1,000,334	1,000,000
J.P. Morgan Clearing Corp. at:
0.52%, dated 1/17/13 due 5/17/13 (Collateralized by Equity Securities valued at $2,176,162)	2,003,467	2,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Clearing Corp. at:
0.64%, dated 2/19/13 due 6/19/13 (Collateralized by Corporate Obligations valued at $5,440,903, 6.5%,11/15/16)	$ 5,010,667	$ 5,000,000
0.65%, dated 1/11/13 due 5/10/13 (Collateralized by Corporate Obligations valued at $5,443,524, 6.5%,11/15/16)	5,010,743	5,000,000
0.66%, dated 12/12/12 due 4/11/13 (Collateralized by Corporate Obligations valued at $5,446,222, 3.25%, 8/15/37)	5,011,000	5,000,000
0.67%, dated 3/21/13 due 8/19/13 (Collateralized by Corporate Obligations valued at $10,871,323, 6.5%, 11/15/16)	10,028,103	10,000,000
0.71%, dated 10/19/12 due 4/17/13 (Collateralized by Equity Securities valued at $5,452,051)	5,017,750	5,000,000
J.P. Morgan Securities, Inc. at:
0.27%, dated 3/27/13 due 4/3/13 (Collateralized by U.S. Government Obligations valued at $22,660,557, 6% - 6.45%, 11/25/41 - 6/25/42)	22,001,155	22,000,000
0.55%, dated 3/18/13 due 5/3/13 (Collateralized by Mortgage Loan Obligations valued at $4,321,608, 0.41%, 10/19/46)	4,007,028	4,000,000
0.57%, dated 3/20/13 due 6/18/13 (Collateralized by Mortgage Loan Obligations valued at $3,241,615, 0.41%, 10/19/46)	3,004,275	3,000,000
0.62%, dated 3/18/13 due 7/16/13 (Collateralized by Mortgage Loan Obligations valued at $4,321,608, 0.41%, 10/19/46)	4,008,267	4,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.27%, dated 3/26/13 due 4/2/13 (Collateralized by U.S. Government Obligations valued at $8,240,186, 3%, 1/20/41)	8,000,420	8,000,000
0.56%, dated 3/28/13 due 4/1/13 (Collateralized by Corporate Obligations valued at $15,121,592, 1.88%, 5/1/13)	14,000,871	14,000,000

	Maturity Amount	Value
0.66%, dated 3/26/13 due 4/2/13 (Collateralized by Corporate Obligations valued at $8,640,471, 0.43% - 9.36%, 4/25/37 - 5/15/52) (c)(e)	$ 8,000,949	$ 8,000,000
0.85%, dated 3/1/13 due 4/30/13 (Collateralized by Corporate Obligations valued at $2,252,870, 0.57%, 2/7/45)	2,002,833	2,000,000
Mizuho Securities USA, Inc. at:
0.37%, dated 3/28/13 due 4/5/13 (Collateralized by Equity Securities valued at $2,145,818)	2,000,288	2,000,000
0.4%, dated 3/6/13 due 4/5/13 (Collateralized by Equity Securities valued at $1,080,278)	1,000,367	1,000,000
0.53%, dated 3/27/13 due 4/5/13 (Collateralized by Mortgage Loan Obligations valued at $1,051,362, 5.96%, 9/11/42)	1,000,486	1,000,000
0.95%, dated:
2/6/13 due 5/13/13 (Collateralized by Corporate Obligations valued at $1,196,886, 1.7% - 7.88%, 6/17/19 - 2/25/46)	1,002,533	1,000,000
2/8/13 due 5/3/13 (Collateralized by Corporate Obligations valued at $2,536,850, 1.7, 10/1/37)	2,004,433	2,000,000
2/22/13 due 5/23/13 (Collateralized by Corporate Obligations valued at $1,264,441, 1.7, 10/1/37)	1,002,375	1,000,000
3/4/13 due 6/4/13 (Collateralized by Corporate Obligations valued at $2,524,225, 1.7, 10/1/37)	2,004,856	2,000,000
RBC Capital Markets Co. at 0.4%, dated 3/27/13 due 4/2/13 (Collateralized by Corporate Obligations valued at $1,080,224, 1.45% - 4.75%, 10/30/14 - 1/15/23)	1,000,067	1,000,000
RBS Securities, Inc. at:
0.8%, dated:
3/18/13 due 4/17/13 (Collateralized by U.S. Government Obligations valued at $2,063,822, 3.5%, 6/15/42)	2,001,333	2,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
RBS Securities, Inc. at:
0.8%, dated:
3/21/13 due 4/19/13 (Collateralized by U.S. Government Obligations valued at $4,120,671, 3.5% - 4%, 6/15/41 - 2/15/42)	$ 4,002,578	$ 4,000,000
1.1%, dated 3/11/13 due 5/3/13 (Collateralized by U.S. Government Obligations valued at $10,308,000, 0.75% - 1.9%, 3/25/36 - 4/25/44)	10,054,389	10,000,000
Royal Bank of Scotland PLC at 0.8%, dated 3/8/13 due 4/8/13 (Collateralized by U.S. Government Obligations valued at $3,062,714, 2.45% - 2.81%, 3/15/48 - 3/15/53)	3,002,067	3,000,000
UBS Securities LLC at:
0.49%, dated 2/19/13 due 4/5/13 (Collateralized by Corporate Obligations valued at $2,202,185, 1.25% - 3.38%, 8/1/13 - 12/15/37)	2,002,450	2,000,000
0.5%, dated:
1/9/13 due 4/5/13 (Collateralized by Corporate Obligations valued at $2,350,682, 1.25% - 3.25%, 7/15/14 - 8/1/32)	2,002,500	2,000,000
1/16/13 due 4/5/13 (Collateralized by Corporate Obligations valued at $2,358,332, 1.25% - 3.25%, 7/15/14 - 8/1/32)	2,002,556	2,000,000
Wells Fargo Securities, LLC at 0.4%, dated:
3/27/13 due 4/3/13 (Collateralized by Corporate Obligations valued at $2,108,577, 3.88%, 4/11/22)	2,000,156	2,000,000
3/28/13 due 4/4/13 (Collateralized by Corporate Obligations valued at $4,201,036, 1.75% - 2.5%, 3/25/14 - 2/1/43)	4,000,311	4,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $205,000,000)		205,000,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,990,006,790)		1,990,006,790
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(12,715,366)
NET ASSETS - 100%		$ 1,977,291,424
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,000,000 or 3.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,000,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.48%, 6/27/13	7/18/12	$ 3,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$12,537,000 due 4/01/13 at 0.26%
BNP Paribas Securities Corp.	$ 1,494,341
Bank of America NA	1,275,297
Deutsche Bank Securities, Inc.	498,114
ING Financial Markets LLC	1,342,742
Mizuho Securities USA, Inc.	7,579,992
Morgan Stanley & Co., Inc.	346,514
$ 12,537,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2013, the cost of investment securities for income tax purposes was $1,990,006,790.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Strategic Income Portfolio

March 31, 2013

1.799886.109

VIPSI-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 39.6%
		Principal Amount (d)	Value
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 671,000	$ 1,303,418
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Nuance Communications, Inc.:
2.75% 8/15/27		490,000	595,044
2.75% 11/1/31		80,000	82,650
			677,694
MATERIALS - 0.1%
Metals & Mining - 0.1%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		1,500,000	1,500,000
TOTAL CONVERTIBLE BONDS			3,481,112
Nonconvertible Bonds - 39.3%
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.6%
Affinia Group, Inc.:
9% 11/30/14		360,000	360,904
10.75% 8/15/16 (f)		132,000	143,220
Cooper Standard Auto, Inc. 8.5% 5/1/18		145,000	157,325
Dana Holding Corp.:
6.5% 2/15/19		345,000	370,013
6.75% 2/15/21		1,105,000	1,209,975
Delphi Corp.:
5% 2/15/23		510,000	539,325
5.875% 5/15/19		500,000	540,000
6.125% 5/15/21		490,000	539,000
Exide Technologies 8.625% 2/1/18		1,190,000	1,011,500
International Automotive Components Group SA 9.125% 6/1/18 (f)		495,000	490,050
Lear Corp. 4.75% 1/15/23 (f)		515,000	500,838
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		300,000	312,000
Stoneridge, Inc. 9.5% 10/15/17 (f)		200,000	215,000
Tenneco, Inc.:
6.875% 12/15/20		545,000	598,819
7.75% 8/15/18		125,000	136,875
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		414,000	461,610
			7,586,454
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		238,000	301,002

		Principal Amount (d)	Value
General Motors Corp.:
6.75% 5/1/28 (c)		$ 692,000	$ 0
7.125% 7/15/13 (c)		140,000	0
7.2% 1/15/11 (c)		350,000	0
7.4% 9/1/25 (c)		45,000	0
7.7% 4/15/16 (c)		531,000	0
8.25% 7/15/23 (c)		415,000	0
8.375% 7/15/33 (c)		605,000	0
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		390,000	446,550
			747,552
Distributors - 0.0%
Innovation Ventures LLC / Innovation Ventures Finance Corp. 9.5% 8/15/19 (f)		375,000	315,938
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (f)		1,950,000	2,166,938
Hotels, Restaurants & Leisure - 1.0%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	1,550,000	799,641
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		705,000	696,188
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		150,000	141,000
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	160,406
FelCor Lodging LP 5.625% 3/1/23 (f)		440,000	448,800
Graton Economic Development Authority 9.625% 9/1/19 (f)		1,080,000	1,206,900
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		355,000	401,150
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		520,000	540,800
MCE Finance Ltd. 5% 2/15/21 (f)		1,040,000	1,045,200
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(j)		125,000	109,063
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		317,080	327,693
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		216,000	234,360
NCL Corp. Ltd. 9.5% 11/15/18		81,000	91,530
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		100,000	106,000
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21 (f)		460,000	462,875
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		60,000	64,500
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		100,000	99,625
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		785,000	783,038
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)		$ 50,000	$ 53,500
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		40,131	12,316
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22		1,440,000	1,506,600
7.75% 8/15/20		2,890,000	3,236,800
			12,527,985
Household Durables - 0.8%
Arcelik A/S 5% 4/3/23 (f)		340,000	339,150
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		270,000	288,900
D.R. Horton, Inc. 4.375% 9/15/22		555,000	545,288
Dispensing Dynamics International 12.5% 1/1/18 (f)		265,000	274,275
Jarden Corp. 6.125% 11/15/22		280,000	301,000
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		485,000	540,775
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,555,000	2,612,488
6.875% 2/15/21		565,000	601,725
7.125% 4/15/19		1,185,000	1,272,394
8.25% 2/15/21		1,105,000	1,138,150
8.5% 5/15/18 (e)		45,000	47,306
9% 4/15/19		505,000	534,038
9.875% 8/15/19		635,000	696,119
Sealy Mattress Co. 10.875% 4/15/16 (f)		75,000	79,313
Standard Pacific Corp.:
8.375% 5/15/18		220,000	259,050
8.375% 1/15/21		420,000	496,650
Tempur-Pedic International, Inc. 6.875% 12/15/20 (f)		210,000	224,175
Toll Brothers Finance Corp. 5.875% 2/15/22		515,000	571,650
			10,822,446
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (f)		420,000	417,900

		Principal Amount (d)	Value
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		$ 645,000	$ 720,788
Easton-Bell Sports, Inc. 9.75% 12/1/16		120,000	129,300
			850,088
Media - 2.3%
AMC Networks, Inc. 4.75% 12/15/22		320,000	318,400
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		195,000	212,550
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		690,000	669,300
5.25% 3/15/21 (f)		520,000	516,750
5.25% 9/30/22		740,000	727,050
5.75% 9/1/23 (f)		415,000	416,038
6.5% 4/30/21		935,000	988,763
6.625% 1/31/22		820,000	877,400
7.375% 6/1/20		555,000	614,663
7.875% 4/30/18		235,000	249,981
8.125% 4/30/20		565,000	631,388
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		660,000	684,750
Checkout Holding Corp. 0% 11/15/15 (f)		280,000	212,800
Cinemark USA, Inc. 5.125% 12/15/22 (f)		155,000	155,775
Clear Channel Communications, Inc.:
5.5% 9/15/14		50,000	49,000
9% 12/15/19 (f)		222,000	213,398
10.75% 8/1/16		1,755,000	1,355,738
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (f)		825,000	860,063
6.5% 11/15/22 (f)		2,235,000	2,357,925
DISH DBS Corp.:
5% 3/15/23 (f)		1,520,000	1,493,400
5.875% 7/15/22		3,140,000	3,293,075
6.75% 6/1/21		860,000	953,525
EchoStar Communications Corp. 7.125% 2/1/16		1,500,000	1,665,000
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		180,000	199,800
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,424,500
8.5% 7/15/29		230,000	255,588
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)		1,560,000	1,544,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
MDC Partners, Inc.:
6.75% 4/1/20 (f)		$ 415,000	$ 421,225
11% 11/1/16		65,000	72,150
MediMedia USA, Inc. 11.375% 11/15/14 (f)		50,000	48,500
Quebecor Media, Inc. 5.75% 1/15/23 (f)		790,000	803,825
Regal Entertainment Group 5.75% 2/1/25		150,000	147,000
Sheridan Group, Inc. 12.5% 4/15/14		272,335	247,825
Sinclair Television Group, Inc. 5.375% 4/1/21 (f)(h)		520,000	516,100
Sirius XM Radio, Inc. 5.25% 8/15/22 (f)		490,000	501,025
Starz LLC/Starz Finance Corp. 5% 9/15/19		440,000	453,200
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		600,000	652,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		575,000	592,250
WMG Acquisition Corp. 11.5% 10/1/18		1,460,000	1,711,850
			29,108,470
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		125,000	139,375
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (f)(j)		480,000	502,800
Limited Brands, Inc. 5.625% 2/15/22		685,000	724,388
Michaels Stores, Inc. 7.75% 11/1/18		370,000	404,225
Office Depot, Inc. 9.75% 3/15/19 (f)		370,000	433,825
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)		540,000	556,848
Sally Holdings LLC 6.875% 11/15/19		325,000	360,750
Sonic Automotive, Inc. 9% 3/15/18		760,000	832,200
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		255,000	276,675
			4,231,086
Textiles, Apparel & Luxury Goods - 0.3%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (f)(j)		520,000	527,800

		Principal Amount (d)	Value
Hanesbrands, Inc. 6.375% 12/15/20		$ 640,000	$ 692,800
Levi Strauss & Co.:
6.875% 5/1/22 (f)		375,000	408,750
7.625% 5/15/20		775,000	852,500
Polymer Group, Inc. 7.75% 2/1/19		135,000	147,150
PVH Corp. 4.5% 12/15/22		1,137,000	1,118,524
			3,747,524
TOTAL CONSUMER DISCRETIONARY			72,522,381
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.4%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		830,000	898,475
Cosan Luxembourg SA 5% 3/14/23 (f)		200,000	201,200
ESAL GmbH 6.25% 2/5/23 (f)		405,000	405,000
Grifols, Inc. 8.25% 2/1/18		430,000	473,000
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)		1,040,000	1,041,300
Rite Aid Corp.:
8% 8/15/20		370,000	418,100
9.25% 3/15/20		845,000	953,794
10.25% 10/15/19		160,000	184,600
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		152,000	166,440
Tops Markets LLC 8.875% 12/15/17 (f)		295,000	323,763
			5,065,672
Food Products - 0.4%
Agrokor d.d. 8.875% 2/1/20 (f)		200,000	219,500
Darling International, Inc. 8.5% 12/15/18		100,000	113,750
Dean Foods Co. 9.75% 12/15/18		635,000	730,250
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (f)		940,000	1,031,650
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		725,000	732,250
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (f)		330,000	360,525
11.625% 5/1/14		330,000	364,650
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (f)(j)		185,000	191,475
Michael Foods, Inc. 9.75% 7/15/18		155,000	172,438
Post Holdings, Inc. 7.375% 2/15/22		110,000	120,313
Smithfield Foods, Inc. 6.625% 8/15/22		480,000	523,200
			4,560,001
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Household Products - 0.0%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)		$ 145,000	$ 155,150
6.625% 11/15/22 (f)		175,000	190,313
Spectrum Brands Holdings, Inc. 9.5% 6/15/18		280,000	317,100
			662,563
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		135,000	150,525
NBTY, Inc. 9% 10/1/18		425,000	474,938
Prestige Brands, Inc. 8.125% 2/1/20		75,000	84,656
Revlon Consumer Products Corp. 5.75% 2/15/21 (f)		940,000	942,350
			1,652,469
TOTAL CONSUMER STAPLES			11,940,705
ENERGY - 5.8%
Energy Equipment & Services - 0.4%
Atwood Oceanics, Inc. 6.5% 2/1/20		110,000	119,625
Basic Energy Services, Inc. 7.75% 10/15/22		375,000	386,250
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		560,000	576,800
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (f)		350,000	352,625
Forbes Energy Services Ltd. 9% 6/15/19		350,000	339,500
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		139,000	142,475
Offshore Group Investment Ltd. 7.125% 4/1/23 (f)		650,000	663,000
Oil States International, Inc.:
5.125% 1/15/23 (f)		385,000	385,000
6.5% 6/1/19		360,000	385,200
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		1,010,000	1,065,550
Pioneer Drilling Co. 9.875% 3/15/18		275,000	301,125
Precision Drilling Corp. 6.5% 12/15/21		90,000	96,075
Pride International, Inc. 6.875% 8/15/20		260,000	325,959
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		140,000	150,150
			5,289,334

		Principal Amount (d)	Value
Oil, Gas & Consumable Fuels - 5.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		$ 735,000	$ 723,975
Afren PLC 11.5% 2/1/16 (f)		400,000	474,000
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (f)		375,000	390,000
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625% 10/1/20 (f)		125,000	130,313
Berry Petroleum Co. 10.25% 6/1/14		145,000	158,050
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		350,000	392,000
9.625% 8/1/20 (f)		485,000	546,256
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		2,295,000	2,513,025
Chaparral Energy, Inc. 9.875% 10/1/20		155,000	178,638
Concho Resources, Inc.:
5.5% 4/1/23		855,000	887,063
6.5% 1/15/22		575,000	623,875
7% 1/15/21		250,000	276,250
8.625% 10/1/17		155,000	165,850
Continental Resources, Inc.:
5% 9/15/22		2,440,000	2,574,200
7.125% 4/1/21		215,000	242,413
8.25% 10/1/19		65,000	72,313
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19		200,000	208,500
7.75% 4/1/19 (f)		475,000	489,250
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		390,000	421,200
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22 (f)		755,000	773,875
Denbury Resources, Inc. 8.25% 2/15/20		308,000	344,960
DTEK Finance BV 9.5% 4/28/15 (f)		380,000	399,950
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		480,000	506,400
Energy Partners Ltd. 8.25% 2/15/18		585,000	621,563
Energy Transfer Equity LP 7.5% 10/15/20		860,000	991,150
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		1,110,000	1,254,300
EPL Oil & Gas, Inc. 8.25% 2/15/18 (f)		505,000	534,038
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19		560,000	611,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EXCO Resources, Inc. 7.5% 9/15/18		$ 1,300,000	$ 1,230,125
Forest Oil Corp. 7.5% 9/15/20 (f)		690,000	727,950
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21 (f)		250,000	257,500
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		400,000	418,000
Goodrich Petroleum Corp. 8.875% 3/15/19		305,000	315,675
Halcon Resources Corp. 8.875% 5/15/21 (f)		430,000	460,100
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		240,000	262,200
Indo Energy Finance II BV 6.375% 1/24/23 (f)		400,000	411,000
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (f)		695,000	722,800
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		320,000	372,416
7% 5/5/20 (f)		360,000	428,400
9.125% 7/2/18 (f)		480,000	604,224
Kodiak Oil & Gas Corp. 5.5% 1/15/21 (f)		215,000	224,675
Laredo Pete, Inc. 7.375% 5/1/22		600,000	657,000
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)		375,000	383,438
7.75% 2/1/21		2,740,000	2,938,650
8.625% 4/15/20		1,670,000	1,841,175
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		235,000	245,575
6.25% 6/15/22		608,000	655,120
6.75% 11/1/20		160,000	174,800
Naftogaz of Ukraine NJSC 9.5% 9/30/14		625,000	639,063
Newfield Exploration Co.:
5.625% 7/1/24		525,000	542,063
6.875% 2/1/20		1,025,000	1,099,313
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (f)		235,000	249,100
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		600,000	465,000
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		705,000	807,930
Pan American Energy LLC 7.875% 5/7/21 (f)		605,000	577,775
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		930,000	1,023,000

		Principal Amount (d)	Value
Pemex Project Funding Master Trust:
5.75% 3/1/18		$ 415,000	$ 476,213
6.625% 6/15/35		1,140,000	1,368,000
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		525,000	566,471
6.875% 1/20/40		350,000	399,000
8.375% 12/10/18		495,000	617,711
Petroleos de Venezuela SA:
4.9% 10/28/14		1,850,000	1,771,375
5.375% 4/12/27		1,025,000	709,813
5.5% 4/12/37		520,000	348,400
8% 11/17/13		300,000	300,900
8.5% 11/2/17 (f)		5,465,000	5,301,050
9% 11/17/21 (Reg. S)		855,000	812,250
9.75% 5/17/35 (f)		1,105,000	1,042,015
12.75% 2/17/22 (f)		1,840,000	2,088,400
Petroleos Mexicanos:
3.5% 1/30/23 (f)		160,000	159,600
4.875% 1/24/22		410,000	453,050
5.5% 1/21/21		515,000	593,280
5.5% 6/27/44		560,000	578,200
5.5% 6/27/44 (f)		195,000	200,850
6% 3/5/20		345,000	407,100
6.5% 6/2/41		410,000	482,775
6.625% (f)(g)		1,505,000	1,590,033
8% 5/3/19		280,000	359,800
Pioneer Natural Resources Co. 7.5% 1/15/20		640,000	804,000
PT Adaro Indonesia 7.625% 10/22/19 (f)		305,000	330,163
PT Pertamina Persero:
4.875% 5/3/22 (f)		675,000	702,000
5.25% 5/23/21 (f)		295,000	314,913
6% 5/3/42 (f)		475,000	482,125
6.5% 5/27/41 (f)		515,000	553,625
QEP Resources, Inc. 5.25% 5/1/23		610,000	623,725
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		415,000	438,863
Range Resources Corp.:
5% 8/15/22		435,000	444,266
5% 3/15/23 (f)		960,000	979,200
5.75% 6/1/21		210,000	225,225
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		550,000	599,500
Rosetta Resources, Inc. 9.5% 4/15/18		290,000	320,450
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (f)		95,000	98,563
Southern Star Central Corp. 6.75% 3/1/16		90,000	91,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (f)		$ 135,000	$ 140,400
6.375% 8/1/22		265,000	289,513
6.875% 2/1/21		240,000	262,800
11.25% 7/15/17		290,000	313,925
Teekay Corp. 8.5% 1/15/20		295,000	319,338
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	27,147
7.625% 4/1/37		50,000	70,635
8.375% 6/15/32		40,000	56,659
Tesoro Corp.:
4.25% 10/1/17		305,000	318,725
5.375% 10/1/22		345,000	359,663
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (f)		105,000	110,250
Venoco, Inc. 8.875% 2/15/19		270,000	261,900
W&T Offshore, Inc. 8.5% 6/15/19		505,000	549,188
Western Refining, Inc. 6.25% 4/1/21 (f)		665,000	679,963
WPX Energy, Inc. 6% 1/15/22		690,000	724,500
Zhaikmunai International BV 7.125% 11/13/19 (f)		565,000	601,019
			68,958,928
TOTAL ENERGY			74,248,262
FINANCIALS - 6.6%
Capital Markets - 0.0%
Penson Worldwide, Inc. 12.5% 5/15/17 (c)(f)		290,000	84,825
Commercial Banks - 1.5%
Access Finance BV 7.25% 7/25/17 (f)		290,000	308,125
Akbank T.A.S.:
3.875% 10/24/17 (f)		360,000	365,850
5.125% 7/22/15 (f)		310,000	324,880
Banco de Bogota SA 5.375% 2/19/23 (f)		200,000	206,800
BBVA Paraguay SA 9.75% 2/11/16 (f)		450,000	490,500
CIT Group, Inc.:
5% 8/15/22		845,000	902,281
5.25% 3/15/18		2,400,000	2,592,000
5.375% 5/15/20		1,055,000	1,157,863
5.5% 2/15/19 (f)		3,535,000	3,879,663
Credit Commercial de France 1.875% 1/16/20	EUR	1,000,000	1,284,223

		Principal Amount (d)	Value
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		$ 325,000	$ 314,438
Development Bank of Philippines 8.375% (g)(j)		620,000	678,900
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		200,000	210,000
Finansbank A/S 5.15% 11/1/17 (f)		695,000	705,425
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		690,000	733,125
HSBK (Europe) BV:
7.25% 5/3/17 (f)		435,000	467,081
9.25% 10/16/13 (f)		330,000	340,296
International Bank for Reconstruction & Development 8% 6/20/13	NGN	40,000,000	252,791
JSC Kazkommertsbank BV 8% 11/3/15 (f)		330,000	328,350
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		200,000	196,750
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		330,000	334,290
Magyar Export-Import Bank 5.5% 2/12/18 (f)		295,000	295,000
RSHB Capital SA 6% 6/3/21 (f)(j)		200,000	207,500
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		350,000	314,125
Turkiye Garanti Bankasi A/S 4% 9/13/17 (f)		250,000	256,875
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,115,000	1,248,800
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (f)		500,000	551,850
			18,947,781
Consumer Finance - 2.5%
Ally Financial, Inc.:
5.5% 2/15/17		750,000	811,875
7.5% 9/15/20		4,620,000	5,636,400
8% 3/15/20		4,940,000	6,125,600
Ford Motor Credit Co. LLC:
4.25% 2/3/17		1,770,000	1,894,222
4.25% 9/20/22		531,000	549,411
5.75% 2/1/21		240,000	272,130
5.875% 8/2/21		1,760,000	2,013,319
General Motors Acceptance Corp. 8% 11/1/31		2,545,000	3,206,700
GMAC LLC 8% 11/1/31		5,653,000	7,151,045
SLM Corp.:
5.5% 1/25/23		2,000,000	1,985,361
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
6% 1/25/17		$ 930,000	$ 1,009,050
7.25% 1/25/22		850,000	947,750
8% 3/25/20		725,000	841,000
			32,443,863
Diversified Financial Services - 1.8%
Aquarius Investments Luxemburg 8.25% 2/18/16		600,000	645,000
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		750,000	760,313
BP Capital Markets PLC 4.325% 12/10/18	GBP	250,000	432,489
CDW LLC/CDW Finance Corp. 8% 12/15/18		140,000	156,800
Citigroup, Inc. 5.9% (g)(j)		1,455,000	1,510,037
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	17,584	32,904
8.151% 12/31/30	GBP	30,000	66,243
European Economic Community:
2.5% 11/4/27 (Reg. S)	EUR	450,000	587,505
2.875% 4/4/28	EUR	600,000	815,174
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (f)		275,000	306,075
FMS Wertmanagement AoeR 3% 9/8/21	EUR	1,200,000	1,712,733
GE Capital UK Funding 4.375% 7/31/19	GBP	300,000	506,197
General Motors Financial Co., Inc. 6.75% 6/1/18		575,000	651,188
High Speed Rail Finance 1 PLC 4.375% 11/1/38	GBP	550,000	867,504
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		360,000	395,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,195,000	1,244,294
8% 1/15/18		3,408,000	3,646,560
Indo Energy Finance BV 7% 5/7/18 (f)		625,000	673,438
Lynx I Corp. 5.375% 4/15/21 (f)		335,000	349,238
Lynx II Corp. 6.375% 4/15/23 (f)		200,000	209,000
Magnesita Finance Ltd. 8.625% (f)(g)		400,000	427,000
Regions Financing Trust II 6.625% 5/15/47 (j)		470,000	470,588

		Principal Amount (d)	Value
TMK Capital SA 7.75% 1/27/18		$ 850,000	$ 901,000
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		1,055,000	1,218,525
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind		290,000	315,375
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (f)		500,000	586,850
6.902% 7/9/20 (f)		725,000	840,094
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(j)		2,102,237	2,135,537
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		450,000	492,750
			22,955,511
Insurance - 0.0%
CNO Financial Group, Inc. 6.375% 10/1/20 (f)		255,000	271,256
Real Estate Investment Trusts - 0.4%
Corrections Corp. of America:
4.125% 4/1/20 (f)(h)		520,000	530,400
4.625% 5/1/23 (f)(h)		520,000	532,376
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		725,000	792,063
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		1,385,000	1,475,025
6.75% 10/15/22		725,000	799,313
7.5% 2/15/20		385,000	426,388
The Geo Group, Inc.:
5.125% 4/1/23 (f)		200,000	201,500
7.75% 10/15/17		220,000	234,850
			4,991,915
Real Estate Management & Development - 0.4%
CB Richard Ellis Services, Inc.:
5% 3/15/23		785,000	793,871
6.625% 10/15/20		480,000	519,600
Realogy Corp.:
7.625% 1/15/20 (f)		630,000	710,325
7.875% 2/15/19 (f)		532,000	582,540
9% 1/15/20 (f)		1,085,000	1,261,313
Taylor Morrison Community Monarch 7.75% 4/15/20 (f)		385,000	413,875
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	248,887	418,015
			4,699,539
TOTAL FINANCIALS			84,394,690
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 4.0%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		$ 5,000	$ 5,425
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		230,000	255,300
			260,725
Health Care Providers & Services - 3.5%
Community Health Systems, Inc.:
5.125% 8/15/18		495,000	518,513
7.125% 7/15/20		1,670,000	1,811,950
8% 11/15/19		1,425,000	1,574,625
CRC Health Group, Inc. 10.75% 2/1/16		90,000	90,000
DaVita, Inc.:
5.75% 8/15/22		1,030,000	1,069,913
6.375% 11/1/18		1,180,000	1,255,284
6.625% 11/1/20		2,030,000	2,197,475
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (f)		1,510,000	1,657,225
5.875% 1/31/22 (f)		1,670,000	1,862,050
Gentiva Health Services, Inc. 11.5% 9/1/18		475,000	490,438
Hanger, Inc. 7.125% 11/15/18		1,230,000	1,328,400
HCA Holdings, Inc.:
6.25% 2/15/21		610,000	650,413
7.75% 5/15/21		6,940,000	7,738,100
HCA, Inc.:
4.75% 5/1/23		630,000	626,850
5.875% 3/15/22		1,915,000	2,063,413
5.875% 5/1/23		2,145,000	2,230,800
6.5% 2/15/16		275,000	301,125
6.5% 2/15/20		2,410,000	2,717,275
7.25% 9/15/20		1,935,000	2,140,691
7.5% 2/15/22		1,175,000	1,354,188
8% 10/1/18		135,000	157,275
Health Management Associates, Inc. 7.375% 1/15/20		290,000	318,275
HealthSouth Corp.:
5.75% 11/1/24		310,000	310,775
8.125% 2/15/20		575,000	629,625
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		370,000	388,963
InVentiv Health, Inc. 11% 8/15/18 (f)		75,000	64,125
ResCare, Inc. 10.75% 1/15/19		240,000	270,600
Rotech Healthcare, Inc. 10.5% 3/15/18		220,000	116,600
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		450,000	488,813

		Principal Amount (d)	Value
Tenet Healthcare Corp.:
4.5% 4/1/21 (f)		$ 450,000	$ 440,460
4.75% 6/1/20 (f)		410,000	411,025
6.25% 11/1/18		3,730,000	4,140,300
6.75% 2/1/20		1,465,000	1,574,875
6.875% 11/15/31		1,210,000	1,107,150
8% 8/1/20		740,000	816,775
UHS Escrow Corp. 7% 10/1/18		85,000	92,013
			45,006,377
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		425,000	473,875
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (f)		435,000	495,900
			969,775
Pharmaceuticals - 0.4%
Elan Finance PLC/Elan Finance Corp. 6.25% 10/15/19 (f)		450,000	525,375
Leiner Health Products, Inc. 11% 6/1/49 (c)		90,000	0
Valeant Pharmaceuticals International:
6.375% 10/15/20 (f)		375,000	395,391
6.75% 8/15/21 (f)		1,250,000	1,331,250
6.875% 12/1/18 (f)		805,000	864,872
VPI Escrow Corp. 6.375% 10/15/20 (f)		1,485,000	1,570,388
			4,687,276
TOTAL HEALTH CARE			50,924,153
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp.:
10.25% 2/1/15		50,000	28,000
12% 11/1/14 pay-in-kind		121,127	122,863
Bombardier, Inc. 6.125% 1/15/23 (f)		505,000	522,675
GenCorp, Inc. 7.125% 3/15/21 (f)		140,000	147,700
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		1,750,000	1,903,125
7.125% 3/15/21		150,000	163,125
Triumph Group, Inc. 4.875% 4/1/21 (f)		520,000	525,200
			3,412,688
Airlines - 0.3%
Air Canada 9.25% 8/1/15 (f)		595,000	633,675
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		372,000	383,950
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		47,201	50,859
6.125% 4/29/18 (f)		180,000	180,900
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
7.25% 11/10/19		$ 341,866	$ 396,565
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		626,146	709,110
8.021% 8/10/22		205,685	226,521
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		115,767	130,817
8.028% 11/1/17		36,238	38,333
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		462,309	530,500
Series 2012-2:
Class A, 4.625% 12/3/26		250,000	261,250
Class B, 6.75% 12/3/22		195,000	207,675
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		493,743	574,075
			4,324,230
Building Products - 0.2%
Gibraltar Industries, Inc. 6.25% 2/1/21 (f)		80,000	84,600
HD Supply, Inc.:
8.125% 4/15/19		490,000	553,700
11% 4/15/20		940,000	1,139,750
11.5% 7/15/20		505,000	598,425
Nortek, Inc. 8.5% 4/15/21 (f)		380,000	420,850
			2,797,325
Commercial Services & Supplies - 0.4%
ADS Tactical, Inc. 11% 4/1/18 (f)		145,000	143,913
American Reprographics Co. 10.5% 12/15/16		395,000	393,025
Bakercorp International, Inc. 8.25% 6/1/19		270,000	276,750
Clean Harbors, Inc.:
5.125% 6/1/21 (f)		320,000	327,600
5.25% 8/1/20		345,000	356,213
Covanta Holding Corp. 7.25% 12/1/20		430,000	473,627
Garda World Security Corp. 9.75% 3/15/17 (f)		185,000	198,413
Iron Mountain, Inc. 5.75% 8/15/24		385,000	384,519
R.R. Donnelley & Sons Co. 7.875% 3/15/21		520,000	540,800
Tervita Corp.:
8% 11/15/18 (f)		450,000	465,188
9.75% 11/1/19 (f)		505,000	494,900

		Principal Amount (d)	Value
United Rentals North America, Inc. 8.375% 9/15/20		$ 605,000	$ 671,550
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		320,000	320,000
			5,046,498
Construction & Engineering - 0.2%
MasTec, Inc. 4.875% 3/15/23		555,000	549,450
Odebrecht Finance Ltd. 7.5% (f)(g)		1,275,000	1,357,875
			1,907,325
Electrical Equipment - 0.1%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (f)		200,000	228,000
Sensata Technologies BV 6.5% 5/15/19 (f)		485,000	518,950
			746,950
Industrial Conglomerates - 0.0%
Siemens Financieringsmaatschappij NV 2.875% 3/10/28	EUR	370,000	482,584
Machinery - 0.1%
Terex Corp. 6% 5/15/21		1,255,000	1,314,613
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (f)		355,000	378,963
			1,693,576
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		220,000	218,350
Navios Maritime Holdings, Inc. 8.875% 11/1/17		1,120,000	1,143,856
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc.:
9.25% 4/15/19		120,000	129,000
9.25% 4/15/19 (f)		145,000	156,238
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		95,000	94,525
			1,741,969
Road & Rail - 0.4%
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	228,000
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		230,000	259,624
8% 2/1/18		2,500,000	2,731,250
12.5% 4/1/16		355,000	377,188
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)		485,000	510,463
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		350,000	385,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Swift Services Holdings, Inc. 10% 11/15/18		$ 455,000	$ 520,975
Western Express, Inc. 12.5% 4/15/15 (f)		485,000	354,050
			5,366,550
Trading Companies & Distributors - 2.0%
Aircastle Ltd.:
6.25% 12/1/19		610,000	666,425
6.75% 4/15/17		680,000	748,000
7.625% 4/15/20		380,000	439,850
9.75% 8/1/18		755,000	862,588
International Lease Finance Corp.:
3.875% 4/15/18		750,000	748,125
4.625% 4/15/21		700,000	698,250
5.75% 5/15/16		1,155,000	1,247,400
5.875% 4/1/19		3,665,000	3,958,768
6.25% 5/15/19		2,320,000	2,540,400
6.75% 9/1/16 (f)		1,363,000	1,540,190
7.125% 9/1/18 (f)		2,505,000	2,943,375
8.25% 12/15/20		2,165,000	2,652,125
8.625% 9/15/15		655,000	745,063
8.625% 1/15/22		2,890,000	3,677,525
8.75% 3/15/17		1,570,000	1,848,675
			25,316,759
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		607,880	562,289
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	100,000	183,918
			746,207
TOTAL INDUSTRIALS			53,582,661
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.2%
Avaya, Inc. 10.5% 3/1/21 (f)		895,000	850,250
Brocade Communications Systems, Inc.:
4.625% 1/15/23 (f)		350,000	338,625
6.875% 1/15/20		220,000	240,350
Lucent Technologies, Inc.:
6.45% 3/15/29		880,000	677,600
6.5% 1/15/28		265,000	201,400
			2,308,225

		Principal Amount (d)	Value
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
7% 11/1/21		$ 580,000	$ 629,300
7.75% 12/15/18		795,000	868,538
			1,497,838
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		190,000	208,050
Flextronics International Ltd.:
4.625% 2/15/20 (f)		500,000	505,000
5% 2/15/23 (f)		260,000	259,038
Jabil Circuit, Inc. 4.7% 9/15/22		265,000	264,006
			1,236,094
Internet Software & Services - 0.2%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (f)		370,000	388,500
Equinix, Inc. 8.125% 3/1/18		665,000	734,825
IAC/InterActiveCorp 4.75% 12/15/22 (f)		645,000	630,488
j2 Global, Inc. 8% 8/1/20		350,000	372,750
			2,126,563
IT Services - 0.6%
Ceridian Corp. 11% 3/15/21 (f)		250,000	268,750
Fidelity National Information Services, Inc.:
7.625% 7/15/17		240,000	256,800
7.875% 7/15/20		320,000	360,800
First Data Corp.:
6.75% 11/1/20 (f)		1,115,000	1,162,388
7.375% 6/15/19 (f)		1,580,000	1,678,750
NeuStar, Inc. 4.5% 1/15/23 (f)		195,000	186,225
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (f)		2,815,000	3,131,688
13.375% 10/15/19 (f)		860,000	971,800
			8,017,201
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (f)		525,000	544,688
5.75% 3/15/23 (f)		320,000	326,400
9.75% 8/1/18 (f)		679,000	774,060
Spansion LLC 11.25% 1/15/16 (c)(f)		255,000	0
STATS ChipPAC Ltd. 4.5% 3/20/18 (f)		290,000	290,000
			1,935,148
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Nuance Communications, Inc. 5.375% 8/15/20 (f)		$ 250,000	$ 252,500
SAP AG 2.125% 11/13/19	EUR	500,000	654,702
			907,202
TOTAL INFORMATION TECHNOLOGY			18,028,271
MATERIALS - 3.7%
Chemicals - 1.2%
Axiall Corp. 4.875% 5/15/23 (f)		165,000	168,300
Eagle Spinco, Inc. 4.625% 2/15/21 (f)		280,000	285,600
Hexion US Finance Corp. 6.625% 4/15/20 (f)		1,230,000	1,234,674
LyondellBasell Industries NV:
5% 4/15/19		725,000	819,250
5.75% 4/15/24		725,000	850,063
6% 11/15/21		1,970,000	2,334,450
Momentive Performance Materials, Inc.:
9% 1/15/21		215,000	161,250
10% 10/15/20		285,000	285,000
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		3,580,000	3,687,400
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		210,000	215,250
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(j)		640,000	646,400
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (f)		265,000	287,525
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20 (f)		355,000	357,219
PolyOne Corp.:
5.25% 3/15/23 (f)		320,000	323,200
7.375% 9/15/20		155,000	171,275
Rockwood Specialties Group, Inc. 4.625% 10/15/20		920,000	940,700
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		125,000	139,063
TPC Group, Inc. 8.75% 12/15/20 (f)		765,000	797,513
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)		1,045,000	1,034,550
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		255,000	267,750
			15,006,432
Construction Materials - 0.4%
CEMEX Espana SA (Luxembourg):
9.25% 5/12/20 (f)		285,000	315,638

		Principal Amount (d)	Value
9.875% 4/30/19 (f)		$ 565,000	$ 651,163
CEMEX Finance LLC:
9.375% 10/12/22 (f)		400,000	464,000
9.5% 12/14/16 (f)		1,160,000	1,252,800
CEMEX SA de CV:
5.2836% 9/30/15 (f)(j)		500,000	517,500
9.5% 6/15/18 (f)		1,380,000	1,604,250
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		320,000	352,800
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (f)		520,000	586,300
			5,744,451
Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (f)		200,000	197,500
7% 11/15/20 (f)		315,000	323,663
Ball Corp. 5.75% 5/15/21		3,000,000	3,240,000
BWAY Holding Co. 10% 6/15/18		205,000	227,550
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		210,000	229,950
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,349,150
7.5% 12/15/96		160,000	154,400
Graphic Packaging International, Inc. 4.75% 4/15/21		165,000	167,475
Rock-Tenn Co.:
4.45% 3/1/19		150,000	161,833
4.9% 3/1/22		140,000	152,313
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)		265,000	292,825
8.375% 6/15/19 (f)		355,000	394,050
Sealed Air Corp. 5.25% 4/1/23 (f)		270,000	270,675
Silgan Holdings, Inc. 5% 4/1/20		960,000	986,400
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		445,000	489,500
			8,637,284
Metals & Mining - 1.2%
Aleris International, Inc.:
6% 6/1/20 (f)		1,759	3,503
9% 12/15/14 pay-in-kind (c)(j)		150,000	0
Alrosa Finance SA 7.75% 11/3/20 (f)		400,000	466,480
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		290,000	294,350
Edgen Murray Corp. 8.75% 11/1/20 (f)		610,000	634,400
EVRAZ Group SA:
8.25% 11/10/15 (f)		970,000	1,071,850
9.5% 4/24/18 (Reg. S)		325,000	372,531
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		$ 635,000	$ 650,875
6.875% 2/1/18 (f)		723,000	760,054
6.875% 4/1/22 (f)		945,000	989,888
8.25% 11/1/19 (f)		2,020,000	2,171,500
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		300,000	291,750
IAMGOLD Corp. 6.75% 10/1/20 (f)		1,945,000	1,867,200
Inmet Mining Corp. 7.5% 6/1/21 (f)		315,000	340,200
Metinvest BV 10.25% 5/20/15 (f)		585,000	620,100
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		190,000	119,700
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		100,000	91,250
Mongolian Mining Corp. 8.875% 3/29/17 (f)		455,000	469,788
New Gold, Inc.:
6.25% 11/15/22 (f)		470,000	493,500
7% 4/15/20 (f)		150,000	160,875
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		175,000	195,563
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		300,000	317,250
RathGibson, Inc. 11.25% 2/15/14 (c)		297,265	0
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (f)		725,000	790,250
11.25% 10/15/18 (f)		1,100,000	1,149,500
Severstal Columbus LLC 10.25% 2/15/18		495,000	537,075
Southern Copper Corp.:
6.75% 4/16/40		250,000	281,841
7.5% 7/27/35		150,000	180,202
Steel Dynamics, Inc. 5.25% 4/15/23 (f)		250,000	252,825
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)		110,000	115,775
SunCoke Energy, Inc. 7.625% 8/1/19		125,000	133,750
			15,823,825
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. 10.25% 10/15/18		819,000	939,803
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (f)		145,000	153,881

		Principal Amount (d)	Value
Clearwater Paper Corp. 7.125% 11/1/18		$ 105,000	$ 113,925
Emerald Plantation Holdings Ltd. 6% 1/30/20 pay-in-kind (j)		94,764	66,809
NewPage Corp.:
6.5485% 5/1/49 (c)(j)		90,000	0
11.375% 12/31/14 (c)		345,000	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		565,000	0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		705,000	761,400
			2,035,818
TOTAL MATERIALS			47,247,810
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.6%
Alestra SA de RL de CV 11.75% 8/11/14		465,000	518,475
Altice Financing SA 7.875% 12/15/19 (f)		440,000	479,600
Altice Finco SA 9.875% 12/15/20 (f)		655,000	730,325
Citizens Communications Co.:
7.875% 1/15/27		280,000	277,200
9% 8/15/31		220,000	227,150
Consolidated Communications, Inc. 10.875% 6/1/20 (f)		245,000	278,075
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		538,961	582,763
Eileme 2 AB 11.625% 1/31/20 (f)		935,000	1,089,275
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		520,000	509,600
Frontier Communications Corp.:
7.625% 4/15/24 (h)		895,000	920,731
8.5% 4/15/20		1,010,000	1,143,825
8.75% 4/15/22		565,000	628,563
Intelsat Luxembourg SA:
7.75% 6/1/21 (f)(h)		2,475,000	2,518,313
8.125% 6/1/23 (f)(h)		770,000	782,513
Level 3 Communications, Inc. 8.875% 6/1/19 (f)		165,000	179,850
Level 3 Financing, Inc.:
8.125% 7/1/19		380,000	418,000
8.625% 7/15/20		875,000	977,813
SBA Telecommunications, Inc. 5.75% 7/15/20 (f)		585,000	608,400
Sprint Capital Corp.:
6.875% 11/15/28		2,087,000	2,133,958
8.75% 3/15/32		3,611,000	4,306,118
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		200,000	216,000
TW Telecom Holdings, Inc. 5.375% 10/1/22		405,000	422,213
U.S. West Communications:
6.875% 9/15/33		200,000	198,796
7.25% 9/15/25		35,000	39,758
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications: - continued
7.25% 10/15/35		$ 70,000	$ 71,784
Virgin Media Finance PLC 4.875% 2/15/22		565,000	569,972
			20,829,070
Wireless Telecommunication Services - 2.5%
Crown Castle International Corp. 5.25% 1/15/23		855,000	869,963
Digicel Group Ltd.:
6% 4/15/21 (f)		3,100,000	3,076,750
7% 2/15/20 (f)		1,200,000	1,248,000
8.25% 9/1/17 (f)		990,000	1,044,450
8.25% 9/30/20 (f)		5,915,000	6,269,900
10.5% 4/15/18 (f)		2,845,000	3,165,063
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (f)		2,855,000	3,012,025
7.25% 4/1/19		1,000,000	1,095,000
7.25% 10/15/20		1,545,000	1,697,569
7.5% 4/1/21		2,485,000	2,764,563
8.5% 11/1/19		325,000	363,610
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)		880,000	894,300
6.625% 4/1/23 (f)		880,000	895,400
7.875% 9/1/18		385,000	419,650
MTS International Funding Ltd. 8.625% 6/22/20 (f)		1,010,000	1,281,387
NII Capital Corp. 7.625% 4/1/21		613,000	441,360
NII International Telecom S.C.A. 11.375% 8/15/19 (f)		510,000	532,950
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		1,050,000	1,050,000
Sprint Nextel Corp. 6% 11/15/22		760,000	780,900
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		630,000	683,550
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		400,000	449,500
VimpelCom Holdings BV 5.2% 2/13/19 (f)		290,000	292,175
			32,328,065
TOTAL TELECOMMUNICATION SERVICES			53,157,135
UTILITIES - 3.0%
Electric Utilities - 0.2%
Aguila 3 SA 7.875% 1/31/18 (f)		250,000	268,125
Comision Federal de Electricid 5.75% 2/14/42 (f)		200,000	217,000

		Principal Amount (d)	Value
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		$ 645,000	$ 303,150
Hrvatska Elektroprivreda 6% 11/9/17 (f)		200,000	206,000
Majapahit Holding BV:
7.75% 1/20/20 (f)		265,000	324,625
8% 8/7/19 (f)		165,000	203,363
Mirant Americas Generation LLC 9.125% 5/1/31		410,000	458,175
RusHydro Finance Ltd. 7.875% 10/28/15	RUB	16,100,000	517,689
			2,498,127
Gas Utilities - 0.3%
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20 (f)		485,000	515,313
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		255,000	284,325
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	231,139
8% 3/1/32		350,000	494,748
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		210,000	214,725
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		321,000	353,903
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		1,604,000	1,411,520
			3,505,673
Independent Power Producers & Energy Traders - 2.4%
Atlantic Power Corp. 9% 11/15/18		885,000	924,825
Calpine Corp.:
7.5% 2/15/21 (f)		558,000	606,825
7.875% 7/31/20 (f)		1,480,000	1,631,700
7.875% 1/15/23 (f)		2,110,000	2,331,550
Energy Future Holdings Corp.:
10.875% 11/1/17		1,125,000	1,054,688
11.25% 11/1/17 pay-in-kind (j)		896,100	840,094
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		765,000	806,119
10% 12/1/20		5,515,000	6,259,525
10% 12/1/20 (f)		2,955,000	3,324,375
11% 10/1/21		2,486,000	2,756,353
11.75% 3/1/22 (f)		3,385,000	3,892,750
12.25% 12/1/18 pay-in-kind (f)		790,000	732,873
GenOn Energy, Inc. 9.875% 10/15/20		1,150,000	1,316,750
Listrindo Capital BV 6.95% 2/21/19 (f)		200,000	220,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		$ 280,000	$ 375,900
TXU Corp.:
5.55% 11/15/14		186,000	162,983
6.5% 11/15/24		3,225,000	2,180,906
6.55% 11/15/34		2,815,000	1,864,938
			31,283,154
Multi-Utilities - 0.1%
Centrica PLC 4.375% 3/13/29	GBP	250,000	406,681
Puget Energy, Inc. 5.625% 7/15/22		375,000	413,072
			819,753
Water Utilities - 0.0%
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	289,304
TOTAL UTILITIES			38,396,011
TOTAL NONCONVERTIBLE BONDS			504,442,079
TOTAL CORPORATE BONDS (Cost $471,106,535)			507,923,191
U.S. Government and Government Agency Obligations - 21.6%

U.S. Government Agency Obligations - 0.8%
Fannie Mae:
0.5% 7/2/15		5,868,000	5,886,214
0.5% 3/30/16		1,260,000	1,261,450
Federal Home Loan Bank:
0.375% 11/27/13		280,000	280,379
0.875% 12/27/13		50,000	50,262
1% 6/21/17		880,000	888,835
Tennessee Valley Authority:
5.25% 9/15/39		400,000	511,253
5.375% 4/1/56		1,200,000	1,555,697
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			10,434,090
U.S. Treasury Obligations - 20.2%
U.S. Treasury Bonds:
2.75% 11/15/42		20,254,000	18,814,062
3.125% 2/15/43		9,614,000	9,653,052
4.375% 2/15/38		675,000	845,332
4.75% 2/15/37		450,000	593,226

		Principal Amount (d)	Value
5.25% 2/15/29		$ 2,310,000	$ 3,136,185
5.375% 2/15/31		2,789,000	3,883,683
6.125% 8/15/29		695,000	1,031,315
6.25% 8/15/23 (i)		3,549,000	5,026,825
7.5% 11/15/16		655,000	819,569
7.875% 2/15/21		200,000	297,516
U.S. Treasury Notes:
0.25% 4/30/14		1,764,000	1,765,309
0.25% 9/15/14		3,227,000	3,228,639
0.25% 9/30/14		3,256,000	3,257,654
0.25% 1/31/15		7,369,000	7,370,724
0.25% 7/15/15		16,678,000	16,666,275
0.25% 10/15/15		18,474,000	18,445,144
0.25% 12/15/15		9,080,000	9,060,850
0.375% 1/15/16		10,000,000	10,010,940
0.5% 8/15/14		4,306,000	4,323,323
0.5% 7/31/17		6,952,000	6,914,522
0.625% 7/15/14		2,730,000	2,744,824
0.75% 6/30/17		4,441,000	4,467,371
0.75% 3/31/18		3,154,000	3,151,537
0.875% 11/30/16		3,939,000	3,994,390
0.875% 4/30/17		4,330,000	4,382,774
0.875% 1/31/18		11,291,000	11,368,626
0.875% 7/31/19		6,036,000	5,961,962
1% 9/30/16		10,684,000	10,885,158
1% 10/31/16		3,737,000	3,807,069
1.125% 3/31/20		19,252,000	19,091,226
1.25% 10/31/15		1,715,000	1,756,133
1.25% 2/29/20		3,000,000	3,007,266
1.625% 8/15/22		3,566,000	3,522,819
1.625% 11/15/22		1,510,000	1,484,519
1.75% 7/31/15		1,453,000	1,502,379
1.875% 6/30/15		493,000	510,602
1.875% 8/31/17		3,300,000	3,478,147
1.875% 9/30/17		1,900,000	2,002,718
1.875% 10/31/17		1,898,000	2,000,610
2% 2/15/23		2,083,000	2,110,991
2.125% 11/30/14		3,932,000	4,055,182
2.125% 5/31/15		438,000	455,452
2.375% 8/31/14		12,800,000	13,190,003
2.375% 9/30/14		942,000	972,431
2.375% 10/31/14		1,724,000	1,782,319
2.375% 2/28/15		4,000,000	4,162,032
2.375% 6/30/18		1,912,000	2,065,258
2.5% 4/30/15		2,576,000	2,695,341
2.625% 7/31/14		1,035,000	1,068,436
2.75% 11/30/16		1,500,000	1,622,813
3% 2/28/17		1,500,000	1,642,968
3.125% 10/31/16		1,340,000	1,466,358
3.125% 1/31/17		1,636,000	1,797,555
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.5% 2/15/18		$ 4,857,000	$ 5,500,931
4.5% 5/15/17		1,172,000	1,359,062
TOTAL U.S. TREASURY OBLIGATIONS			260,211,407
Other Government Related - 0.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5492% 12/7/20 (NCUA Guaranteed) (j)		316,400	317,311
Series 2011-R1 Class 1A, 0.6482% 1/8/20 (NCUA Guaranteed) (j)		527,683	530,156
Series 2011-R4 Class 1A, 0.5782% 3/6/20 (NCUA Guaranteed) (j)		284,647	285,270
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		330,000	337,409
2.35% 6/12/17 (NCUA Guaranteed)		2,930,000	3,119,600
3.45% 6/12/21 (NCUA Guaranteed)		2,400,000	2,667,624
TOTAL OTHER GOVERNMENT RELATED			7,257,370
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $274,140,151)			277,902,867
U.S. Government Agency - Mortgage Securities - 6.3%

Fannie Mae - 3.8%
2.244% 11/1/35 (j)		21,275	22,407
2.261% 9/1/33 (j)		36,371	38,291
2.404% 2/1/36 (j)		6,317	6,634
2.415% 11/1/33 (j)		7,322	7,783
2.441% 10/1/35 (j)		2,351	2,455
2.554% 1/1/35 (j)		20,038	21,309
2.559% 6/1/36 (j)		3,035	3,246
2.659% 3/1/33 (j)		9,567	10,195
2.673% 2/1/37 (j)		35,283	37,623
2.676% 6/1/47 (j)		10,736	11,544
2.685% 7/1/35 (j)		31,489	33,760
2.757% 11/1/36 (j)		5,133	5,519
2.781% 9/1/36 (j)		8,880	9,549
2.831% 5/1/36 (j)		3,727	3,952
3% 4/1/43 (h)		2,300,000	2,372,487

		Principal Amount (d)	Value
3% 4/1/43 (h)		$ 2,600,000	$ 2,681,942
3% 4/1/43 (h)		1,400,000	1,444,123
3% 4/1/43 (h)		1,400,000	1,444,123
3% 4/1/43 (h)		2,000,000	2,063,032
3% 4/1/43 (h)		2,000,000	2,063,032
3% 4/1/43 (h)		6,100,000	6,292,248
3% 4/1/43 (h)		3,700,000	3,816,610
3% 4/1/43 (h)		900,000	928,364
3% 4/1/43 (h)		3,100,000	3,197,700
3% 4/1/43 (h)		1,800,000	1,856,729
3% 4/1/43 (h)		2,600,000	2,681,942
3% 4/1/43 (h)		1,700,000	1,753,577
3% 4/1/43 (h)		500,000	515,758
3% 5/1/43 (h)		2,000,000	2,057,642
3% 5/1/43 (h)		2,000,000	2,057,642
3% 5/1/43 (h)		1,800,000	1,851,877
3% 5/1/43 (h)		1,800,000	1,851,877
3% 5/1/43 (h)		1,700,000	1,748,995
3% 5/1/43 (h)		1,600,000	1,646,113
3.015% 4/1/36 (j)		24,236	25,867
3.215% 8/1/35 (j)		55,718	59,697
5% 9/1/22		759,251	824,440
5.5% 10/1/20 to 11/1/34		1,696,418	1,861,130
6% 6/1/16 to 10/1/16		5,471	5,746
6.082% 3/1/37 (j)		3,356	3,607
6.5% 6/1/13 to 8/1/36		917,268	1,050,113
TOTAL FANNIE MAE			48,370,680
Freddie Mac - 0.4%
2.082% 3/1/35 (j)		9,376	9,808
2.13% 2/1/37 (j)		3,929	4,125
2.167% 6/1/33 (j)		20,969	22,081
2.229% 3/1/37 (j)		2,964	3,133
2.269% 8/1/37 (j)		7,666	8,065
2.336% 1/1/36 (j)		5,924	6,284
2.357% 5/1/37 (j)		6,550	6,971
2.375% 5/1/37 (j)		4,548	4,847
2.478% 6/1/37 (j)		2,472	2,622
2.492% 4/1/35 (j)		1,546	1,631
2.526% 1/1/37 (j)		26,134	27,923
2.574% 6/1/37 (j)		18,080	19,442
2.583% 7/1/36 (j)		343,018	366,651
2.603% 10/1/35 (j)		18,668	19,638
2.632% 7/1/35 (j)		22,375	23,540
2.673% 7/1/35 (j)		15,536	16,706
2.681% 10/1/36 (j)		25,532	27,259
2.696% 4/1/37 (j)		8,687	9,342
2.72% 4/1/37 (j)		475	511
2.73% 5/1/37 (j)		73,775	79,331
2.751% 5/1/37 (j)		38,671	41,464
2.774% 6/1/37 (j)		4,796	5,140
2.865% 9/1/35 (j)		4,676	5,013
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
3.057% 7/1/36 (j)		$ 8,170	$ 8,716
3.433% 10/1/35 (j)		3,913	4,208
4% 3/1/42 to 4/1/42		1,583,369	1,716,828
4.5% 8/1/33 to 10/1/41		663,350	722,758
5.5% 2/1/19 to 7/1/35		1,427,482	1,552,260
6% 1/1/24		279,991	313,213
6.5% 12/1/14 to 3/1/22		80,169	87,771
TOTAL FREDDIE MAC			5,117,281
Ginnie Mae - 2.1%
4% 9/15/25		72,122	78,008
4.3% 8/20/61 (o)		365,362	405,768
4.5% 3/15/25 to 6/15/25		815,537	887,829
4.515% 3/20/62 (o)		1,232,477	1,396,117
4.53% 10/20/62 (o)		356,382	407,197
4.55% 5/20/62 (o)		2,236,292	2,538,710
4.556% 12/20/61 (o)		1,324,300	1,497,654
4.604% 3/20/62 (o)		635,068	721,405
4.626% 3/20/62 (o)		448,287	509,179
4.649% 2/20/62 (o)		233,662	265,539
4.65% 3/20/62 (o)		416,032	473,039
4.682% 2/20/62 (o)		309,751	351,907
4.684% 1/20/62 (o)		1,393,006	1,580,754
4.751% 12/20/60 (o)		516,128	577,243
4.804% 3/20/61 (o)		821,304	923,645
4.834% 3/20/61 (o)		1,451,901	1,635,103
5.47% 8/20/59 (o)		247,089	269,551
5.492% 4/20/60 (o)		768,292	880,665
5.612% 4/20/58 (o)		457,274	484,968
6% 6/15/36 to 12/20/38		5,268,821	5,901,376
6.5% 8/20/38 to 9/20/38		4,749,830	5,407,911
TOTAL GINNIE MAE			27,193,568
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $79,912,177)			80,681,529
Collateralized Mortgage Obligations - 3.3%

U.S. Government Agency - 3.3%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7042% 9/25/23 (j)		91,897	92,338
Series 2010-15 Class FJ, 1.1342% 6/25/36 (j)		903,972	923,062
Series 2010-86 Class FE, 0.6542% 8/25/25 (j)		97,127	97,855

		Principal Amount (d)	Value
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		$ 541,004	$ 582,524
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		2,279	2,427
Series 2003-113 Class PE, 4% 11/25/18		76,957	81,831
Series 2003-70 Class BJ, 5% 7/25/33		45,000	49,895
Series 2004-80 Class LD, 4% 1/25/19		33,209	33,900
Series 2005-19 Class PA, 5.5% 7/25/34		307,903	339,361
Series 2005-27 Class NE, 5.5% 5/25/34		410,000	446,775
Series 2005-52 Class PB, 6.5% 12/25/34		21,444	22,572
Series 2005-64 Class PX, 5.5% 6/25/35		296,079	330,089
Series 2010-118 Class PB, 4.5% 10/25/40		300,000	331,263
Series 2010-44 Class FM, 5% 5/25/40		510,000	583,093
Series 2011-126 Class KB, 4% 12/25/41		380,000	414,070
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		9,000	9,674
Series 2003-117 Class MD, 5% 12/25/23		208,435	227,709
Series 2004-91 Class Z, 5% 12/25/34		484,987	549,529
Series 2004-95 Class AN, 5.5% 1/25/25		29,751	30,872
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	44,619
Series 2005-14 Class ZB, 5% 3/25/35		224,519	252,470
Series 2005-47 Class HK, 4.5% 6/25/20		340,000	363,188
Series 2006-72 Class CY, 6% 8/25/26		145,000	165,333
Series 2009-14 Class EB, 4.5% 3/25/24		340,000	363,232
Series 2009-59 Class HB, 5% 8/25/39		290,000	322,880
Series 2010-97 Class CX, 4.5% 9/25/25		500,000	576,550
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		69,537	5,924
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		107,566	8,440
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		381,063	57,438
Series 2010-39 Class FG, 1.1242% 3/25/36 (j)		544,765	556,873
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		$ 220,085	$ 20,621
Series 2011-67 Class AI, 4% 7/25/26 (l)		143,008	14,607
Series 2013-40 Class PV, 2% 3/1/43 (h)		590,000	603,275
Freddie Mac:
floater:
Series 2630 Class FL, 0.7032% 6/15/18 (j)		1,523	1,531
Series 2711 Class FC, 1.1032% 2/15/33 (j)		383,375	389,794
floater planned amortization class Series 2770 Class FH, 0.6032% 3/15/34 (j)		343,429	345,126
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		630,000	658,371
Series 2101 Class PD, 6% 11/15/28		5,489	6,103
Series 2115 Class PE, 6% 1/15/14		335	341
Series 2376 Class JE, 5.5% 11/15/16		9,084	9,609
Series 2381 Class OG, 5.5% 11/15/16		5,180	5,440
Series 2425 Class JH, 6% 3/15/17		11,683	12,529
Series 2672 Class MG, 5% 9/15/23		310,000	356,250
Series 2695 Class DG, 4% 10/15/18		179,664	188,349
Series 2996 Class MK, 5.5% 6/15/35		14,599	16,383
Series 3415 Class PC, 5% 12/15/37		169,387	183,989
Series 3737 Class GB, 4.5% 4/15/39		650,000	726,213
Series 3763 Class QA, 4% 4/15/34		315,240	334,375
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		370,000	401,761
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		15,075	16,883
Series 2877 Class ZD, 5% 10/15/34		623,979	693,963
Series 3277 Class B, 4% 2/15/22		300,000	326,058
Series 3372 Class BD, 4.5% 10/15/22		790,000	867,649

		Principal Amount (d)	Value
Series 3578, Class B, 4.5% 9/15/24		$ 340,000	$ 367,915
Series 3871 Class KB, 5.5% 6/15/41		1,020,000	1,243,072
Series 4176 Class BA, 3% 2/15/33		410,000	432,774
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	1,066,740
Series 4181 Class LA, 3% 3/15/37		550,000	580,250
Series 4182 Class BA, 3% 6/15/37		2,270,000	2,390,594
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.7032% 7/20/37 (j)		181,281	182,507
Series 2008-2 Class FD, 0.6832% 1/20/38 (j)		46,664	46,967
Series 2008-73 Class FA, 1.0632% 8/20/38 (j)		272,350	277,274
Series 2008-83 Class FB, 1.1032% 9/20/38 (j)		275,499	280,710
Series 2009-108 Class CF, 0.8032% 11/16/39 (j)		258,651	261,163
Series 2009-116 Class KF, 0.7332% 12/16/39 (j)		226,512	228,205
Series 2010-9 Class FA, 0.7232% 1/16/40 (j)		335,911	338,378
Series 2010-H17 Class FA, 0.5327% 7/20/60 (j)(o)		629,899	626,825
Series 2010-H18 Class AF, 0.4992% 9/20/60 (j)(o)		655,651	652,418
Series 2010-H19 Class FG, 0.4992% 8/20/60 (j)(o)		815,923	811,974
Series 2010-H27 Series FA, 0.5792% 12/20/60 (j)(o)		302,591	302,286
Series 2011-H05 Class FA, 0.6992% 12/20/60 (j)(o)		456,673	458,805
Series 2011-H07 Class FA, 0.6992% 2/20/61 (j)(o)		684,054	687,247
Series 2011-H12 Class FA, 0.6892% 2/20/61 (j)(o)		1,042,376	1,046,769
Series 2011-H13 Class FA, 0.6992% 4/20/61 (j)(o)		407,899	409,756
Series 2011-H14:
Class FB, 0.6992% 5/20/61 (j)(o)		465,910	468,298
Class FC, 0.6992% 5/20/61 (j)(o)		452,620	454,800
Series 2011-H17 Class FA, 0.7292% 6/20/61 (j)(o)		580,396	583,709
Series 2011-H21 Class FA, 0.7992% 10/20/61 (j)(o)		660,576	666,648
Series 2012-H01 Class FA, 0.8992% 11/20/61 (j)(o)		541,522	549,407
Series 2012-H03 Class FA, 0.8992% 1/20/62 (j)(o)		326,911	331,726
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2012-H06 Class FA, 0.8292% 1/20/62 (j)(o)		$ 524,593	$ 530,370
Series 2012-H07 Class FA, 0.8292% 3/20/62 (j)(o)		305,888	309,486
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		160,312	164,183
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		132,411	135,282
Series 2010-99 Class PT, 3.5% 8/20/33		163,398	167,959
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		235,578	46,580
Series 2011-79 Class PO, 6/20/40 (m)		742,144	643,507
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		470,000	528,233
Series 2010-42 Class OP, 4/20/40 (m)		937,716	817,141
Series 2010-H13 Class JA, 5.46% 10/20/59 (o)		976,688	1,068,426
Series 2010-H15 Class TP, 5.15% 8/20/60 (o)		1,188,910	1,350,902
Series 2010-H17 Class XP, 5.3017% 7/20/60 (j)(o)		1,717,611	1,947,527
Series 2010-H18 Class PL, 5.01% 9/20/60 (j)(o)		1,303,354	1,472,352
Series 2011-71:
Class ZB, 5.5% 8/20/34		1,024,174	1,214,859
Class ZC, 5.5% 7/16/34		1,161,432	1,356,258
Series 2012-64 Class KB, 3.2146% 5/20/41 (j)		242,055	262,177
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,101,709)			41,807,465
Commercial Mortgage Securities - 1.3%

Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18		1,220,000	1,272,977
pass thru-certificates floater Series KF01 Class A, 0.5517% 4/25/19 (j)		1,266,085	1,268,553
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18		349,930	358,963
pass-thru certificates sequential payer:
Series KP01 Class A2, 1.72% 1/25/19		2,380,000	2,430,755

		Principal Amount (d)	Value
Series K011 Class A2, 4.084% 11/25/20		$ 260,000	$ 295,087
Series K014 Class A2, 3.871% 4/25/21		630,000	707,816
Series K015 Class A2, 3.23% 7/25/21		1,140,000	1,228,091
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		1,410,000	1,623,325
Series K009 Class A2, 3.808% 8/25/20		2,150,000	2,416,342
Series K017 Class A2, 2.873% 12/25/21		1,560,000	1,637,321
Series K710 Class A2, 1.883% 5/25/19		1,043,000	1,068,854
Series K501 Class A2, 1.655% 11/25/16		550,000	564,894
Series K706 Class A2, 2.323% 10/25/18		1,360,000	1,424,282
REC Plantation Place Ltd. Series 5 Class A, 0.7413% 7/25/16 (Reg. S) (j)	GBP	47,461	71,935
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,139,865)			16,369,195
Foreign Government and Government Agency Obligations - 21.8%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		793,149	424,335
7% 9/12/13		5,285,000	5,223,782
7% 10/3/15		2,555,000	2,153,865
Aruba Government 4.625% 9/14/23 (f)		245,000	253,575
Bahamian Republic 6.95% 11/20/29 (f)		340,000	411,400
Barbados Government:
7% 8/4/22 (f)		200,000	210,000
7.25% 12/15/21 (f)		55,000	58,850
Belarus Republic:
8.75% 8/3/15 (Reg. S)		1,575,000	1,626,188
8.95% 1/26/18		440,000	468,600
Bermuda Government 4.138% 1/3/23 (f)		200,000	212,500
Brazilian Federative Republic:
5.625% 1/7/41		595,000	696,150
7.125% 1/20/37		755,000	1,047,563
8.25% 1/20/34		625,000	951,563
10.125% 5/15/27		570,000	980,400
12.25% 3/6/30		490,000	953,050
Buoni Poliennali Del Tes:
3.5% 6/1/18	EUR	1,000,000	1,268,976
5.5% 11/1/22	EUR	3,500,000	4,765,309
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Canadian Government:
1.25% 2/1/16	CAD	11,350,000	$ 11,219,500
1.25% 3/1/18	CAD	5,000,000	4,909,189
1.5% 11/1/13	CAD	3,050,000	3,010,789
1.5% 6/1/23	CAD	5,950,000	5,653,920
3.5% 12/1/45	CAD	2,750,000	3,306,822
Central Bank of Nigeria warrants 11/15/20 (a)(n)		750	143,625
City of Buenos Aires 12.5% 4/6/15 (f)		1,260,000	1,222,200
Colombian Republic:
6.125% 1/18/41		520,000	653,900
7.375% 9/18/37		605,000	868,175
10.375% 1/28/33		725,000	1,239,750
11.75% 2/25/20		245,000	382,200
Congo Republic 3% 6/30/29 (e)		1,387,238	1,304,003
Costa Rican Republic 4.25% 1/26/23 (f)		300,000	300,000
Croatia Republic:
5.5% 4/4/23 (f)		290,000	288,550
6.25% 4/27/17 (f)		865,000	925,550
6.375% 3/24/21 (f)		500,000	536,250
6.625% 7/14/20 (f)		520,000	566,800
6.75% 11/5/19 (f)		580,000	632,925
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		200,000	208,000
6.25% 10/4/20 (f)		830,000	885,029
6.25% 7/27/21 (f)		410,000	437,675
7.4% 1/22/15 (f)		515,000	549,145
Dominican Republic:
1.3405% 8/30/24 (j)		745,000	692,850
7.5% 5/6/21 (f)		615,000	688,800
9.04% 1/23/18 (f)		325,707	361,535
El Salvador Republic:
7.625% 2/1/41 (f)		175,000	200,813
7.65% 6/15/35 (Reg. S)		240,000	275,400
8.25% 4/10/32 (Reg. S)		140,000	176,022
European Economic Community 2.75% 4/4/22 (Reg. S)	EUR	750,000	1,047,377
European Union:
2.75% 9/21/21	EUR	1,400,000	1,958,316
3% 9/4/26 (Reg. S)	EUR	200,000	278,366
French Government:
OAT 3.25% 5/25/45	EUR	1,750,000	2,255,968
2.5% 7/25/16	EUR	1,500,000	2,050,832
Gabonese Republic 8.2% 12/12/17 (f)		230,000	278,875
Georgia Republic:
6.875% 4/12/21 (f)		410,000	469,450
7.5% 4/15/13		152,000	152,380

		Principal Amount (d)	Value
German Federal Republic:
0.5% 2/23/18	EUR	1,200,000	$ 1,551,687
1.5% 2/15/23	EUR	3,300,000	4,316,471
1.75% 10/9/15	EUR	17,250,000	23,082,858
1.75% 7/4/22	EUR	8,025,000	10,809,706
3.25% 7/4/42	EUR	1,850,000	2,917,720
Ghana Republic 8.5% 10/4/17 (f)		335,000	381,063
Guatemalan Republic:
4.875% 2/13/28 (f)		200,000	197,000
5.75% 6/6/22 (f)		290,000	321,900
Hungarian Republic:
4.125% 2/19/18		298,000	283,845
4.75% 2/3/15		1,855,000	1,855,000
7.625% 3/29/41		926,000	944,520
Indonesian Republic:
4.875% 5/5/21 (f)		700,000	766,500
5.25% 1/17/42 (f)		695,000	740,175
5.875% 3/13/20 (f)		730,000	844,099
6.625% 2/17/37 (f)		525,000	647,063
6.875% 1/17/18 (f)		450,000	531,000
7.75% 1/17/38 (f)		810,000	1,128,330
8.5% 10/12/35 (Reg. S)		875,000	1,290,625
11.625% 3/4/19 (f)		875,000	1,268,750
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		1,325,000	1,185,875
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		2,468,000	3,209,064
5.5% 12/4/23		1,500,000	1,953,447
Italian Republic:
4.5% 7/15/15	EUR	4,150,000	5,553,797
4.5% 2/1/20	EUR	3,500,000	4,597,201
5% 3/1/22	EUR	975,000	1,297,171
5% 9/1/40	EUR	3,000,000	3,740,297
Japan Government:
1.1% 6/20/20	JPY	1,874,000,000	21,014,219
1.9% 9/20/30	JPY	570,000,000	6,697,062
Jordanian Kingdom 3.875% 11/12/15		200,000	194,750
KfW:
1.125% 1/15/20	EUR	2,400,000	3,076,442
1.25% 10/17/19	EUR	350,000	454,429
Latvian Republic:
2.75% 1/12/20 (f)		495,000	477,081
5.25% 6/16/21 (f)		400,000	450,000
Lebanese Republic:
4% 12/31/17		1,190,000	1,184,050
4.75% 11/2/16		265,000	264,338
5.15% 11/12/18		200,000	197,760
5.45% 11/28/19		580,000	572,750
6.375% 3/9/20		450,000	466,335
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Lithuanian Republic:
6.125% 3/9/21 (f)		$ 540,000	$ 639,900
6.625% 2/1/22 (f)		575,000	705,813
7.375% 2/11/20 (f)		575,000	723,781
Moroccan Kingdom 4.25% 12/11/22 (f)		495,000	503,663
Panamanian Republic 8.875% 9/30/27		200,000	308,700
Peruvian Republic:
4% 3/7/27 (e)		570,000	571,710
5.625% 11/18/50		235,000	279,650
7.35% 7/21/25		210,000	296,100
8.75% 11/21/33		855,000	1,393,650
Philippine Republic:
7.5% 9/25/24		100,000	137,750
7.75% 1/14/31		875,000	1,266,563
9.5% 2/2/30		760,000	1,245,488
10.625% 3/16/25		580,000	975,154
Plurinational State of Bolivia 4.875% 10/29/22 (f)		425,000	421,813
Polish Government:
3% 3/17/23		295,000	286,150
6.375% 7/15/19		700,000	860,125
Provincia de Cordoba 12.375% 8/17/17 (f)		865,000	666,050
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		775,000	856,375
Republic of Iceland 5.875% 5/11/22 (f)		595,000	681,275
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,750,000	1,603,350
Republic of Namibia 5.5% 11/3/21 (f)		330,000	365,449
Republic of Nigeria:
0% 6/6/13	NGN	13,000,000	80,215
0% 9/5/13	NGN	53,535,000	320,839
0% 10/10/13	NGN	37,000,000	220,180
0% 11/7/13	NGN	52,935,000	311,200
6.75% 1/28/21 (f)		155,000	179,025
Republic of Paraguay 4.625% 1/25/23 (f)		210,000	211,575
Republic of Serbia:
4.875% 2/25/20 (f)		400,000	395,000
5.25% 11/21/17 (f)		280,000	288,400
6.75% 11/1/24 (f)		2,540,001	2,543,049
Republic of Zambia 5.375% 9/20/22 (f)		400,000	397,000
Romanian Republic:
4.375% 8/22/23 (f)		398,000	389,045
6.75% 2/7/22 (f)		750,000	872,850

		Principal Amount (d)	Value
Russian Federation:
4.5% 4/4/22 (f)		$ 400,000	$ 437,480
5.625% 4/4/42 (f)		800,000	898,000
7.5% 3/31/30 (Reg. S)		4,462,550	5,522,406
11% 7/24/18 (Reg. S)		270,000	385,425
12.75% 6/24/28 (Reg. S)		1,765,000	3,375,563
Slovakia Republic 4.375% 5/21/22 (f)		625,000	662,500
State of Qatar 5.75% 1/20/42 (f)		295,000	351,788
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		200,000	213,000
Swedish Kingdom 0.875% 1/31/18 (Reg.S)	EUR	1,300,000	1,686,025
Turkish Republic:
5.125% 3/25/22		485,000	533,500
5.625% 3/30/21		365,000	416,100
6% 1/14/41		575,000	644,000
6.25% 9/26/22		475,000	565,820
6.75% 4/3/18		780,000	918,450
6.75% 5/30/40		765,000	940,950
6.875% 3/17/36		1,265,000	1,555,950
7% 9/26/16		590,000	678,500
7% 3/11/19		295,000	356,213
7.25% 3/5/38		875,000	1,128,750
7.375% 2/5/25		1,200,000	1,533,000
7.5% 7/14/17		825,000	983,813
7.5% 11/7/19		725,000	904,438
8% 2/14/34		210,000	288,225
11.875% 1/15/30		440,000	801,900
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		755,000	764,438
Ukraine Government:
6.25% 6/17/16 (f)		430,000	419,250
6.75% 11/14/17 (f)		260,000	257,062
7.65% 6/11/13 (f)		630,000	631,575
7.75% 9/23/20 (f)		340,000	351,900
7.8% 11/28/22 (f)		500,000	505,000
7.95% 6/4/14 (f)		740,000	756,295
7.95% 2/23/21 (f)		400,000	415,000
9.25% 7/24/17 (f)		590,000	636,433
United Arab Emirates 7.75% 10/5/20 (Reg. S)		190,000	235,125
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	2,300,000	3,564,140
1.75% 9/7/22	GBP	7,200,000	10,931,069
2.25% 3/7/14	GBP	1,950,000	3,018,453
3.25% 1/22/44	GBP	2,800,000	4,289,227
4% 1/22/60	GBP	1,725,000	3,107,298
United Mexican States:
4.75% 3/8/44		660,000	684,750
5.125% 1/15/20		176,000	205,920
5.75% 10/12/2110		554,000	608,015
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
United Mexican States: - continued
6.05% 1/11/40		$ 1,236,000	$ 1,529,550
6.75% 9/27/34		1,050,000	1,399,125
7.5% 4/8/33		305,000	436,913
8.3% 8/15/31		250,000	380,000
Uruguay Republic 7.875% 1/15/33 pay-in-kind		680,000	980,220
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		10,236	312,198
6% 12/9/20		465,000	383,625
7% 3/31/38		460,000	358,800
8.5% 10/8/14		895,000	906,188
9% 5/7/23 (Reg. S)		1,935,000	1,845,990
9.25% 9/15/27		1,250,000	1,225,000
9.25% 5/7/28 (Reg. S)		760,000	723,900
9.375% 1/13/34		585,000	561,600
10.75% 9/19/13		750,000	761,250
11.75% 10/21/26 (Reg. S)		1,180,000	1,303,900
11.95% 8/5/31 (Reg. S)		1,890,000	2,121,525
12.75% 8/23/22		2,280,000	2,656,200
13.625% 8/15/18		806,000	936,975
Vietnamese Socialist Republic:
1.2599% 3/12/16 (j)		406,956	370,330
4% 3/12/28 (e)		1,499,583	1,214,663
6.875% 1/15/16 (f)		630,000	697,725
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $271,917,609)			281,566,777
Supranational Obligations - 0.1%

European Investment Bank 1% 7/13/18 (Cost $1,996,909)	EUR	1,500,000	1,933,316
Common Stocks - 0.2%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Remy International, Inc.	6,195	112,005
Automobiles - 0.0%
General Motors Co. (a)	503	13,993
General Motors Co.:
warrants 7/10/16 (a)	10,197	188,746
warrants 7/10/19 (a)	10,197	120,223
Motors Liquidation Co. GUC Trust (a)	2,816	76,032
		398,994

	Shares	Value
Media - 0.0%
Haights Cross Communications, Inc. (a)	107	$ 0
HMH Holdings, Inc. warrants 6/22/19 (a)(p)	2,218	16,635
RDA Holding Co. warrants 2/19/14 (a)(p)	510	0
		16,635
TOTAL CONSUMER DISCRETIONARY		527,634
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc.	5,683	27,108
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	115	0
Airlines - 0.0%
Delta Air Lines, Inc. (a)	1,150	18,987
Building Products - 0.1%
Nortek, Inc. (a)	16,991	1,212,478
Nortek, Inc. warrants 12/7/14 (a)	524	11,528
		1,224,006
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
		0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	321	27,943
Class B (a)	107	9,314
		37,257
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(f)	31,897	688,540
TOTAL INDUSTRIALS		1,968,790
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. (a)	417	9,487
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	2,669	46,200
TOTAL INFORMATION TECHNOLOGY		55,687
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	36	2,278
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	416	$ 38,601
Metals & Mining - 0.0%
Aleris International, Inc. (a)(p)	2,037	85,936
Paper & Forest Products - 0.0%
Emerald Plantation Holdings Ltd. (a)	87,657	40,760
NewPage Corp.	1,380	129,030
		169,790
TOTAL MATERIALS		296,605
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	4,246
TOTAL COMMON STOCKS (Cost $2,800,010)		2,880,070
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	300	352,389
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	2,286	16,317
TOTAL CONVERTIBLE PREFERRED STOCKS		368,706
Nonconvertible Preferred Stocks - 0.5%
FINANCIALS - 0.5%
Commercial Banks - 0.2%
SunTrust Banks, Inc. Series E, 5.875%	31,443	789,848
Wells Fargo & Co. 5.20%	71,251	1,816,188
		2,606,036
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (f)	2,620	2,574,150
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	40,000	1,014,400
TOTAL FINANCIALS		6,194,586
TOTAL PREFERRED STOCKS (Cost $5,601,534)		6,563,292
Floating Rate Loans - 4.0%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (j)	$ 99,746	$ 100,744
Hotels, Restaurants & Leisure - 0.1%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (j)	165,000	166,444
Tranche 2LN, term loan 8.75% 2/20/20 (j)	165,000	168,094
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (j)	235,000	245,575
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4542% 1/28/18 (j)	295,404	274,371
Mesquite Gaming LLC term loan 8.5% 8/1/15 (j)	14,640	12,883
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (j)	279,300	283,490
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (j)	90,000	97,200
		1,248,057
Leisure Equipment & Products - 0.0%
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (j)	135,000	137,025
Media - 0.4%
Clear Channel Capital I LLC Tranche B, term loan 3.8537% 1/29/16 (j)	743,000	659,413
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (j)	89,550	91,117
Getty Images, Inc. Tranche B, term loan 3.7836% 10/18/19 (j)	608,475	617,602
Gray Television, Inc. Tranche B, term loan 4.75% 10/11/19 (j)	289,189	292,804
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (j)	450,000	435,375
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (j)	674,699	671,326
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (j)	1,290,250	1,303,153
Zuffa LLC Tranche B, term loan 5.75% 2/25/20 (j)	453,863	460,670
		4,531,460
Specialty Retail - 0.1%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (j)	1,716,059	1,737,510
TOTAL CONSUMER DISCRETIONARY		7,754,796
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
BJ's Wholesale Club, Inc. Tranche 2LN, term loan 9.75% 3/26/20 (j)	$ 55,000	$ 57,063
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (j)	285,000	292,125
Tranche B 1LN, term loan 6.2657% 2/21/18 (j)	116,369	118,115
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (j)	55,000	57,063
		524,366
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 1LN, term loan 5.75% 7/10/17 (j)	673,313	681,729
Household Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5025% 11/1/19 (j)	59,850	60,673
Personal Products - 0.0%
Revlon Consumer Products Corp. Tranche B, term loan 4% 11/19/17 (j)	371,250	376,819
TOTAL CONSUMER STAPLES		1,643,587
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alon USA Partners LP term loan 9.25% 11/13/18 (j)	335,271	347,005
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (j)	327,526	332,439
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (j)	573,263	589,028
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (j)	1,110,000	1,119,713
Panda Sherman Power, LLC term loan 9% 9/14/18 (j)	205,000	208,588
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (j)	130,000	131,469
		2,728,242
FINANCIALS - 0.4%
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (j)	1,675,000	1,681,365
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 5% 10/1/19 (j)	781,075	789,862
		2,471,227
Insurance - 0.2%
Asurion Corp. Tranche B-1 1LN, term loan 4.75% 7/23/17 (j)	459,375	462,820

	Principal Amount (d)	Value
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (j)	$ 1,037,400	$ 1,049,123
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 4.25% 9/28/16 (j)	112,500	113,484
Tranche B 2LN, term loan 5% 9/28/18 (j)	71,682	73,026
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (j)	980,000	1,053,500
		2,751,953
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 3.2087% 10/10/13 (j)	21,220	21,220
Credit-Linked Deposit 4.4587% 10/10/16 (j)	52,149	52,149
		73,369
TOTAL FINANCIALS		5,296,549
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.4%
DaVita, Inc. Tranche A, term loan 2.71% 10/20/15 (j)	619,773	619,773
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (j)	1,081,774	1,092,592
Quintiles Transnational Corp. Tranche B, term loan 4.5% 6/8/18 (j)	2,816,317	2,816,317
		4,528,682
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (j)	1,244,282	1,259,835
PRA International Tranche B 1LN, term loan 6.5% 12/10/17 (j)	518,946	525,433
PRA International Tranche 2LN, term loan 10.5% 12/10/19 (j)	155,000	157,325
		1,942,593
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International Tranche BC 1LN, term loan 3.5% 12/11/19 (j)	448,875	454,486
TOTAL HEALTH CARE		6,925,761
INDUSTRIALS - 0.2%
Airlines - 0.0%
Northwest Airlines Corp. Tranche A, term loan 2.04% 12/31/18 (j)	646,490	601,235
Commercial Services & Supplies - 0.1%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (j)	110,000	110,550
Floating Rate Loans - continued
	Principal Amount (d)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (j)	$ 225,000	$ 229,500
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (j)	325,000	329,469
		669,519
Machinery - 0.1%
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (j)	750,066	761,317
TOTAL INDUSTRIALS		2,032,071
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
Alcatel-Lucent USA, Inc.:
Tranche B, term loan 6.25% 8/1/16 (j)	30,000	30,413
Tranche C, term loan 7.25% 1/30/19 (j)	668,325	678,350
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (j)	1,252,350	1,266,439
		1,975,202
Electronic Equipment & Components - 0.0%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (j)	221,641	224,965
Flextronics International Ltd.:
Tranche B A1, term loan 2.4537% 10/1/14 (j)	8,075	8,086
Tranche B A2, term loan 2.4537% 10/1/14 (j)	19,251	19,275
Tranche B A3, term loan 2.4537% 10/1/14 (j)	22,460	22,488
Tranche B-A, term loan 2.4537% 10/1/14 (j)	28,103	28,138
		302,952
IT Services - 0.2%
First Data Corp. Tranche 1LN, term loan 5.2042% 9/24/18 (j)	380,000	382,375
RP Crown Parent, LLC:
Tranche 1LN, term loan 6.75% 12/21/18 (j)	1,197,000	1,220,940
Tranche 2LN, term loan 11.25% 12/21/19 (j)	990,000	1,029,600
		2,632,915
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV Tranche C, term loan 4.75% 1/11/20 (j)	359,100	366,731

	Principal Amount (d)	Value
Software - 0.1%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (j)	$ 640,000	$ 667,200
Tranche B 1LN, term loan 4.5% 10/30/19 (j)	468,825	474,685
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (j)	154,225	156,538
		1,298,423
TOTAL INFORMATION TECHNOLOGY		6,576,223
MATERIALS - 0.2%
Chemicals - 0.0%
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (j)	290,000	293,988
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (j)	615,325	619,940
Metals & Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 6% 1/25/20 (j)	84,788	85,883
Tranche B 2LN, term loan 9.75% 1/25/21 (j)	50,000	50,938
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (j)	705,714	713,654
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (j)	925,350	935,760
Walter Energy, Inc. Tranche B, term loan 5.75% 4/1/18 (j)	94,324	94,796
		1,881,031
TOTAL MATERIALS		2,794,959
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (j)	755,000	732,350
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/20 (j)	40,000	41,000
Tranche B 1LN, term loan 6% 2/14/19 (j)	360,000	365,400
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (j)	735,000	742,350
		1,881,100
Wireless Telecommunication Services - 0.2%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (j)	488,813	493,701
Floating Rate Loans - continued
	Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.8125% 3/31/17 (j)	$ 345,000	$ 343,275
Intelsat Jackson Holdings SA:
term loan 3.2047% 2/1/14 (j)	495,000	493,763
Tranche B, term loan 4.5% 4/2/18 (j)	1,563,041	1,582,579
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	50,000	51,000
		2,964,318
TOTAL TELECOMMUNICATION SERVICES		4,845,418
UTILITIES - 0.9%
Electric Utilities - 0.5%
Essential Power LLC Tranche B, term loan 5.5% 8/8/19 (j)	311,871	316,549
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7326% 10/10/17 (j)	8,114,235	5,761,107
		6,077,656
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (j)	265,000	268,975
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. Tranche B, term loan 4% 4/1/18 (j)	4,397,763	4,447,238
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (j)	373,667	379,272
		4,826,510
TOTAL UTILITIES		11,173,141
TOTAL FLOATING RATE LOANS (Cost $51,587,169)		51,770,747
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (j)	340,574	323,545

	Principal Amount (d)	Value
Goldman Sachs 1.1875% 12/14/19 (j)	$ 612,986	$ 582,337
1.25% 12/14/19 (j)	458,363	435,445
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,286,009)		1,341,327
Fixed-Income Funds - 0.5%
	Shares
Fidelity Floating Rate Central Fund (k) (Cost $4,929,847)	59,912	6,409,985
Preferred Securities - 0.4%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 275,000	294,890
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	770,000	779,574
		1,074,464
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	300,000	330,824
FINANCIALS - 0.2%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(j)	135,000	156,254
Diversified Financial Services - 0.2%
Bank of America Corp.:
8% (g)(j)	255,000	291,919
8.125% (g)(j)	145,000	169,034
Citigroup, Inc. 5.95% (g)(j)	2,405,000	2,555,473
		3,016,426
TOTAL FINANCIALS		3,172,680
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	100,000	106,867
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	820,000	833,704
TOTAL PREFERRED SECURITIES (Cost $5,202,594)		5,518,539
Other - 0.0%
	Shares	Value
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $1)	108,228	$ 1
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.15% (b) (Cost $45,071,623)	45,071,623	45,071,623
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/29/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $999,000)	$ 999,012	999,000
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $1,273,792,742)		1,328,738,924
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(42,682,865)
NET ASSETS - 100%		$ 1,286,056,059
TBA Sale Commitments
	Principal Amount (d)
Fannie Mae
3% 4/1/43	$ (400,000)	(412,606)
3% 4/1/43	(100,000)	(103,152)
3% 4/1/43	(400,000)	(412,606)
3% 4/1/43	(2,300,000)	(2,372,487)
3% 4/1/43	(2,000,000)	(2,063,032)

	Principal Amount (d)	Value
3% 4/1/43	$ (2,000,000)	$ (2,063,032)
3% 4/1/43	(1,800,000)	(1,856,729)
3% 4/1/43	(1,800,000)	(1,856,729)
3% 4/1/43	(900,000)	(928,364)
3% 4/1/43	(3,100,000)	(3,197,702)
3% 4/1/43	(7,400,000)	(7,633,219)
3% 4/1/43	(1,800,000)	(1,856,729)
3% 4/1/43	(2,600,000)	(2,681,942)
3% 4/1/43	(1,700,000)	(1,753,577)
3% 4/1/43	(1,600,000)	(1,650,426)
3% 4/1/43	(1,700,000)	(1,753,577)
3% 4/1/43	(500,000)	(515,758)
TOTAL TBA SALE COMMITMENTS (Proceeds $32,898,542)		$ (33,111,667)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
46 CBOT 2 Year U.S. Treasury Note Contracts	June 2013	$ 10,140,844	$ 8,693
6 CBOT U.S. Treasury Long Bond Contracts	June 2013	866,813	17,182
1 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2013	157,594	1,103
TOTAL TREASURY CONTRACTS		$ 11,165,251	$ 26,978

The face value of futures purchased as a percentage of net assets is 0.9%
Swap Agreements
Interest Rate Swaps	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Counterparty
Deutsche Bank AG	Nov. 2014	$ 4,300,000	3-month LIBOR	0.38%	$ (4,239)	$ 0	$ (4,239)
JPMorgan Chase, Inc.	Nov. 2014	3,100,000	3-month LIBOR	0.38%	(2,398)	0	(2,398)
Deutsche Bank AG	Nov. 2017	1,400,000	3-month LIBOR	0.83%	(2,563)	0	(2,563)
JPMorgan Chase, Inc.	Nov. 2017	1,000,000	3-month LIBOR	0.76%	2,139	0	2,139
Deutsche Bank AG	Nov. 2022	1,400,000	3-month LIBOR	1.76%	14,526	0	14,526
JPMorgan Chase, Inc.	Nov. 2022	900,000	3-month LIBOR	1.62%	22,017	0	22,017
JPMorgan Chase, Inc.	Jun. 2042	200,000	3-month LIBOR	2.44%	21,330	0	21,330
Deutsche Bank AG	Nov. 2042	800,000	3-month LIBOR	2.65%	49,564	0	49,564
JPMorgan Chase, Inc.	Nov. 2042	400,000	3-month LIBOR	2.46%	41,401	0	41,401
JPMorgan Chase, Inc.	Dec. 2042	3,493,000	3-month LIBOR	2.58%	270,570	0	270,570
TOTAL INTEREST RATE SWAPS					$ 412,347	$ 0	$ 412,347
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NGN	-	Nigerian naira
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $239,991,428 or 18.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $56,656.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(n) Quantity represents share amount.
(o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $102,571 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$ 71,295
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 4,281
RDA Holding Co. warrants 2/19/14	2/27/07	$ 160,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$999,000 due 4/1/13 at 0.15%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 999,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,038
Fidelity Floating Rate Central Fund	77,471
Total	$ 96,509
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 6,048,108	$ 246,054	$ -	$ 6,409,985	0.5%
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 880,023	$ 510,999	$ 352,389	$ 16,635
Consumer Staples	43,425	-	27,108	16,317
Financials	6,194,586	3,620,436	2,574,150	-
Industrials	1,968,790	1,242,993	-	725,797
Information Technology	55,687	55,687	-	-
Materials	296,605	40,879	-	255,726
Utilities	4,246	4,246	-	-
Corporate Bonds	507,923,191	-	507,907,372	15,819
U.S. Government and Government Agency Obligations	277,902,867	-	277,902,867	-
U.S. Government Agency - Mortgage Securities	80,681,529	-	80,681,529	-
Collateralized Mortgage Obligations	41,807,465	-	41,807,465	-
Commercial Mortgage Securities	16,369,195	-	16,369,195	-
Foreign Government and Government Agency Obligations	281,566,777	-	280,851,442	715,335
Supranational Obligations	1,933,316	-	1,933,316	-
Floating Rate Loans	51,770,747	-	51,118,512	652,235
Sovereign Loan Participations	1,341,327	-	-	1,341,327
Fixed-Income Funds	6,409,985	6,409,985	-	-
Preferred Securities	5,518,539	-	5,518,539	-
Other	1	-	-	1
Money Market Funds	45,071,623	45,071,623	-	-
Cash Equivalents	999,000	-	999,000	-
Total Investments in Securities:	$ 1,328,738,924	$ 56,956,848	$ 1,268,042,884	$ 3,739,192
Derivative Instruments:
Assets
Futures Contracts	$ 26,978	$ 26,978	$ -	$ -
Swap Agreements	421,547	-	421,547	-
Total Assets	$ 448,525	$ 26,978	$ 421,547	$ -
Liabilities
Swap Agreements	$ (9,200)	$ -	$ (9,200)	$ -
Total Derivative Instruments:	$ 439,325	$ 26,978	$ 412,347	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (33,111,667)	$ -	$ (33,111,667)	$ -
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $1,270,245,202. Net unrealized appreciation aggregated $58,493,722, of which $70,260,542 related to appreciated investment securities and $11,766,820 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations, and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Target Volatility Portfolio

March 31, 2013

1.955029.100

VIPTV-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.9%
	Shares	Value
Domestic Equity Funds - 38.1%
Fidelity Air Transportation Portfolio (b)	632	$ 30,000
Fidelity Biotechnology Portfolio (b)	332	43,996
Fidelity Blue Chip Growth Fund (b)	948	50,723
Fidelity Brokerage & Investment Management Portfolio (b)	1,877	105,387
Fidelity Chemicals Portfolio (b)	36	4,468
Fidelity Communications Equipment Portfolio (b)	2,106	51,363
Fidelity Computers Portfolio (b)	408	27,786
Fidelity Construction & Housing Portfolio (b)	745	39,917
Fidelity Consumer Discretionary Portfolio (b)	2,957	84,250
Fidelity Consumer Finance Portfolio (b)	1,732	27,970
Fidelity Consumer Staples Portfolio (b)	550	49,339
Fidelity Electronics Portfolio (b)	528	27,012
Fidelity Energy Service Portfolio (a)(b)	469	35,017
Fidelity Equity-Income Fund (b)	1,010	52,663
Fidelity Focused Stock Fund (b)	1,577	26,373
Fidelity Growth & Income Portfolio (b)	13,333	313,468
Fidelity Industrials Portfolio (b)	1,675	48,273
Fidelity Large Cap Stock Fund (b)	8,892	201,838
Fidelity Large Cap Value Enhanced Index Fund (b)	12,079	111,486
Fidelity Large Capital Growth Fund (b)	1,479	18,122
Fidelity Leveraged Company Stock Fund (b)	2,246	81,291
Fidelity Medical Equipment & Systems Portfolio (b)	1,694	53,770
Fidelity Mega Cap Stock Fund (b)	11,349	147,647
Fidelity Mid Cap Value Fund (b)	2,845	58,968
Fidelity Multimedia Portfolio (b)	746	48,737
Fidelity New Millennium Fund (b)	152	5,132
Fidelity OTC Portfolio (b)	394	25,556
Fidelity Pharmaceuticals Portfolio (b)	4,928	83,534
Fidelity Real Estate Investment Portfolio (b)	2,687	92,658
Fidelity Small Cap Growth Fund (b)	5,112	92,519
Fidelity Small Cap Value Fund (b)	332	6,251
Fidelity Small Capital Enhanced Index Fund (b)	2,576	28,334
Fidelity Software & Computer Services Portfolio (b)	750	67,995
Fidelity Telecommunications Portfolio (b)	957	51,273
Fidelity Wireless Portfolio (b)	7,630	67,373
SPDR S&P 500 ETF	1,643	257,212
TOTAL DOMESTIC EQUITY FUNDS		2,517,701
International Equity Funds - 16.8%
Fidelity China Region Fund (b)	866	26,659
Fidelity Emerging Asia Fund (b)	901	26,846
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (b)	2,996	26,420
Fidelity Emerging Markets Discovery Fund (b)	2,273	28,589
Fidelity Emerging Markets Fund (b)	178	4,224

	Shares	Value
Fidelity Europe Fund (b)	123	$ 4,012
Fidelity International Discovery Fund (b)	9,298	323,575
Fidelity International Small Cap Opportunities Fund (b)	2,269	27,316
Fidelity International Value Fund (b)	36,194	286,297
Fidelity Japan Smaller Companies Fund (b)	959	10,955
Fidelity Pacific Basin Fund (b)	46	1,265
iShares MSCI EAFE Index ETF	847	49,956
iShares MSCI Emerging Markets Index ETF	825	35,294
iShares MSCI Japan Small Capital Index ETF	2,296	117,601
iShares MSCI South Korea Index ETF	861	51,169
WisdomTree Japan Hedged Equity ETF	1,979	85,453
TOTAL INTERNATIONAL EQUITY FUNDS		1,105,631
TOTAL EQUITY FUNDS (Cost $3,557,884)		3,623,332
Fixed-Income Funds - 22.8%

Fixed-Income Funds - 22.8%
Fidelity Floating Rate High Income Fund (b)	5,798	57,918
Fidelity Intermediate Bond Fund (b)	32,580	362,289
Fidelity Investment Grade Bond Fund (b)	45,484	362,054
Fidelity Real Estate Income Fund (b)	3,317	39,805
Fidelity Total Bond Fund (b)	33,226	362,499
iShares Barclays Aggregate Bond ETF	1,817	201,196
Spartan U.S. Bond Index Fund Investor Class (b)	9,860	116,542
TOTAL FIXED-INCOME FUNDS (Cost $1,495,899)		1,502,303
U.S. Treasury Obligations - 0.9%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.11% 4/18/13 (c) (Cost $59,997)	$ 60,000	59,999
Cash Equivalents - 22.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.13%, dated 3/28/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $1,485,000)	$ 1,485,022	$ 1,485,000
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $6,598,780)		6,670,634
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(72,142)
NET ASSETS - 100%		$ 6,598,492
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
11 CME E-mini S&P 500 Index Contracts	June 2013	$ 859,485	$ 13,690
3 NYSE E-mini MSCI EAFE Index Contracts	June 2013	248,880	(1,390)
TOTAL EQUITY INDEX CONTRACTS		$ 1,108,365	$ 12,300

The face value of futures purchased as a percentage of net assets is 16.8%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Affiliated company
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $59,999.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ -	$ 30,000	$ -	$ -	$ 30,000
Fidelity Biotechnology Portfolio	-	39,500	-	-	43,996
Fidelity Blue Chip Growth Fund	-	49,500	-	-	50,723
Fidelity Brokerage & Investment Management Portfolio	-	105,500	-	-	105,387
Fidelity Chemicals Portfolio	-	4,500	-	-	4,468
Fidelity China Region Fund	-	27,412	-	-	26,659
Fidelity Communications Equipment Portfolio	-	52,500	-	-	51,363
Fidelity Computers Portfolio	-	26,500	-	-	27,786
Fidelity Construction & Housing Portfolio	-	39,500	-	-	39,917
Fidelity Consumer Discretionary Portfolio	-	81,500	-	-	84,250
Fidelity Consumer Finance Portfolio	-	27,000	-	-	27,970
Fidelity Consumer Staples Portfolio	-	47,000	-	-	49,339
Fidelity Electronics Portfolio	-	26,500	-	-	27,012
Fidelity Emerging Asia Fund	-	27,412	-	-	26,846
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	-	27,412	-	-	26,420
Fidelity Emerging Markets Discovery Fund	-	28,677	-	-	28,589
Fidelity Emerging Markets Fund	-	4,218	-	-	4,224
Fidelity Energy Service Portfolio	-	66,000	30,000	-	35,017
Fidelity Equity-Income Fund	-	52,086	-	-	52,663
Fidelity Europe Fund	-	4,039	-	-	4,012
Fidelity Floating Rate High Income Fund	-	57,711	-	205	57,918
Fidelity Focused Stock Fund	-	26,118	-	-	26,373
Fidelity Growth & Income Portfolio	-	307,739	-	-	313,468
Fidelity Industrials Portfolio	-	47,000	-	-	48,273
Fidelity Intermediate Bond Fund	-	360,969	-	809	362,289
Fidelity International Discovery Fund	-	320,774	-	-	323,575
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity International Small Cap Opportunities Fund	$ -	$ 27,019	$ -	$ -	$ 27,316
Fidelity International Value Fund	-	284,755	-	-	286,297
Fidelity Investment Grade Bond Fund	-	360,919	-	759	362,054
Fidelity Japan Smaller Companies Fund	-	10,788	-	-	10,955
Fidelity Large Cap Stock Fund	-	200,089	-	-	201,838
Fidelity Large Cap Value Enhanced Index Fund	-	107,500	-	-	111,486
Fidelity Large Capital Growth Fund	-	17,933	-	-	18,122
Fidelity Leveraged Company Stock Fund	-	79,000	-	-	81,291
Fidelity Medical Equipment & Systems Portfolio	-	52,500	-	-	53,770
Fidelity Mega Cap Stock Fund	-	146,652	-	-	147,647
Fidelity Mid Cap Value Fund	-	56,593	-	-	58,968
Fidelity Multimedia Portfolio	-	46,000	-	-	48,737
Fidelity New Millennium Fund	-	5,093	-	-	5,132
Fidelity OTC Portfolio	-	25,453	-	-	25,556
Fidelity Pacific Basin Fund	-	1,265	-	-	1,265
Fidelity Pharmaceuticals Portfolio	-	79,000	-	-	83,534
Fidelity Real Estate Income Fund	-	39,128	-	122	39,805
Fidelity Real Estate Investment Portfolio	-	91,182	-	168	92,658
Fidelity Small Cap Growth Fund	-	90,963	-	-	92,519
Fidelity Small Cap Value Fund	-	6,154	-	-	6,251
Fidelity Small Capital Enhanced Index Fund	-	28,070	-	-	28,334
Fidelity Software & Computer Services Portfolio	-	66,000	-	-	67,995
Fidelity Telecommunications Portfolio	-	50,000	-	-	51,273
Fidelity Total Bond Fund	-	361,154	-	994	362,499
Fidelity Wireless Portfolio	-	66,000	-	-	67,373
Spartan U.S. Bond Index Fund Investor Class	-	116,027	-	257	116,542
Total	$ -	$ 4,302,304	$ 30,000	$ 3,314	$ 4,327,754
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$ 3,623,332	$ 3,623,332	$ -	$ -
Fixed-Income Funds	1,502,303	1,502,303	-	-
Cash Equivalents	1,485,000	-	1,485,000	-
U.S. Treasury Obligations	59,999	-	59,999	-
Total Investments in Securities:	$ 6,670,634	$ 5,125,635	$ 1,544,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 13,690	$ 13,690	$ -	$ -
Liabilities
Futures Contracts	$ (1,390)	$ (1,390)	$ -	$ -
Total Derivative Instruments:	$ 12,300	$ 12,300	$ -	$ -
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,485,000 due 4/01/13 at 0.13%
BNP Paribas Securities Corp.	$ 295,547
Citigroup Global Markets, Inc.	1,148,311
Deutsche Bank Securities, Inc.	6,770
RBS Securities, Inc.	34,372
$ 1,485,000
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $6,598,780. Net unrealized appreciation aggregated $71,854, of which $77,355 related to appreciated investment securities and $5,501 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued on the basis of amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2013